UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21475

                                                         RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                                                  Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

                                                          Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-313-1341

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

June 30, 2014 (Unaudited)

Shares		Value
Common Stocks — 97.64%
Consumer Discretionary — 12.00%
12,200	Dorman Products, Inc.*	$601,704
25,300	DSW, Inc., Class A	706,882
7,400	Fossil Group, Inc.*	773,448
56,320	LKQ Corp.*	1,503,181
19,600	Monro Muffler Brake, Inc.	1,042,524
5,300	Panera Bread Co., Class A*	794,099
29,100	Tractor Supply Co.	1,757,640
26,200	Under Armour, Inc., Class A*	1,558,638
15,200	Vitamin Shoppe, Inc.*	653,904

		9,392,020

Consumer Staples — 5.18%
15,200	Church & Dwight Co., Inc.	1,063,240
11,500	PriceSmart, Inc.	1,000,960
8,900	TreeHouse Foods, Inc.*	712,623
19,600	United Natural Foods, Inc.*	1,275,960

		4,052,783

Energy — 4.45%
9,000	Dril-Quip, Inc.*	983,160
16,980	Oceaneering International, Inc.	1,326,647
17,100	Unit Corp.*	1,176,993

		3,486,800

Financials — 7.84%
5,700	Affiliated Managers Group, Inc.*	1,170,780
17,700	Eaton Vance Corp.	668,883
15,600	First Cash Financial Services, Inc.*	898,404
22,000	HCC Insurance Holdings, Inc.	1,076,680
25,000	Raymond James Financial, Inc.	1,268,250
8,400	Signature Bank*	1,059,912

		6,142,909

Health Care — 18.32%
19,400	Cantel Medical Corp.	710,428
22,340	Catamaran Corp.*	986,534
17,000	Cepheid, Inc.*	814,980
8,200	Charles River Laboratories International, Inc.*	438,864
6,500	Edwards Lifesciences Corp.*	557,960
12,300	Henry Schein, Inc.*	1,459,641
9,800	IDEXX Laboratories, Inc.*	1,308,986
10,300	Integra LifeSciences Holdings Corp.*	484,718
5,500	Laboratory Corp of America Holdings*	563,200
4,500	Mettler-Toledo International, Inc.*	1,139,310
8,900	MWI Veterinary Supply, Inc.*	1,263,711

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
20,300	NuVasive, Inc.*	$722,071
19,900	PAREXEL International Corp.*	1,051,516
8,400	Varian Medical Systems, Inc.*	698,376
24,900	Volcano Corp.*	438,489
8,800	Waters Corp.*	919,072
18,600	West Pharmaceutical Services, Inc.	784,548

		14,342,404

Industrials — 22.07%
6,500	Alliant Techsystems, Inc.	870,480
9,600	Chart Industries, Inc.*	794,304
14,800	Clean Harbors, Inc.*	950,900
25,400	Copart, Inc.*	913,384
21,740	Donaldson Co., Inc.	920,037
15,800	Flowserve Corp.	1,174,730
7,540	Huron Consulting Group, Inc.*	533,983
11,200	Jacobs Engineering Group, Inc.*	596,736
10,500	Landstar System, Inc.	672,000
12,600	MSC Industrial Direct Co., Inc., Class A	1,205,064
17,400	Portfolio Recovery Associates, Inc.*	1,035,822
12,100	Proto Labs, Inc.*	991,232
10,300	Stericycle, Inc.*	1,219,726
10,100	Teledyne Technologies, Inc.*	981,417
9,900	Towers Watson & Co., Class A	1,031,877
22,600	TriMas Corp.*	861,738
12,700	WageWorks, Inc.*	612,267
16,500	Waste Connections, Inc.	801,075
22,200	Woodward, Inc.	1,113,996

		17,280,768

Information Technology — 20.23%
10,320	ANSYS, Inc.*	782,462
33,900	Aruba Networks, Inc.*	593,928
21,510	Autodesk, Inc.*	1,212,734
23,400	Bottomline Technologies, Inc.*	700,128
23,600	Cardtronics, Inc.*	804,288
7,100	F5 Networks, Inc.*	791,224
15,900	Global Payments, Inc.	1,158,315
14,500	Informatica Corp.*	516,925
9,900	Mercadolibre, Inc.	944,460
16,850	Microchip Technology, Inc.	822,448
17,100	MICROS Systems, Inc.*	1,161,090
18,150	National Instruments Corp.	587,879
22,000	Open Text Corp.	1,054,680
40,000	Riverbed Technology, Inc.*	825,200
10,000	SPS Commerce, Inc.*	631,900
24,300	Synopsys, Inc.*	943,326
9,400	Ultimate Software Group, Inc.*	1,298,798

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
9,600	WEX, Inc.*	$1,007,712

		15,837,497

Materials — 7.55%
11,000	Airgas, Inc.	1,198,010
15,400	AptarGroup, Inc.	1,031,954
20,500	Balchem Corp.	1,097,980
16,700	HB Fuller Co.	803,270
10,100	Reliance Steel & Aluminum Co.	744,471
10,200	Sigma-Aldrich Corp.	1,035,096

		5,910,781

Total Common Stocks		76,445,962

(Cost $47,156,954)
Investment Company — 1.51%
1,178,316	JPMorgan Prime Money Market Fund, Institutional Class	1,178,316

Total Investment Company		1,178,316

(Cost $1,178,316)

Total Investments		$77,624,278
(Cost $48,335,270)(a) — 99.15%

Other assets in excess of liabilities — 0.85%		667,027

NET ASSETS — 100.00%		$78,291,305

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

June 30, 2014 (Unaudited)

Shares		Value
Common Stocks — 97.78%
Consumer Discretionary — 22.00%
147,243	Bridgepoint Education, Inc.*	$1,955,387
114,438	Delta Apparel, Inc.*	1,638,752
42,200	Destination Maternity Corp.	960,894
456,618	Destination XL Group, Inc.*	2,515,965
66,400	Grand Canyon Education, Inc.*	3,052,408
89,100	Kona Grill, Inc.*	1,729,431
99,600	Libbey, Inc.*	2,653,344
23,100	Red Robin Gourmet Burgers, Inc.*	1,644,720
109,800	RG Barry Corp.	2,080,710
152,000	Smith & Wesson Holding Corp.*	2,210,080
36,600	Sodastream International Ltd.*	1,229,760
120,609	Tandy Leather Factory, Inc.*	1,097,542
141,800	Universal Electronics, Inc.*	6,931,184
240,300	ZAGG, Inc.*	1,304,829

		31,005,006

Consumer Staples — 0.40%
21,400	John B Sanfilippo & Son, Inc.	566,458

Energy — 5.40%
109,600	Emerald Oil, Inc.*	838,440
32,108	Geospace Technologies Corp.*	1,768,509
32,000	Gulfport Energy Corp.*	2,009,600
106,800	Ring Energy, Inc.*	1,863,660
85,500	Synergy Resources Corp.*	1,132,875

		7,613,084

Financials — 10.88%
205,300	Asta Funding, Inc.*	1,693,725
70,900	Boston Private Financial Holdings, Inc.	952,896
91,059	CoBiz Financial, Inc.	980,705
207,900	Compass Diversified Holdings	3,773,385
22,234	East West Bancorp, Inc.	777,968
77,600	Gramercy Property Trust, Inc. REIT	469,480
27,323	Heritage Financial Corp.	439,627
57,400	LaSalle Hotel Properties REIT	2,025,646
27,626	Mercantile Bank Corp.	632,083
11,100	National Interstate Corp.	311,022
71,174	Northrim BanCorp, Inc.	1,819,919
74,400	Performant Financial Corp.*	751,440
67,600	Quinpario Acquisition Corp.*	709,124

		15,337,020

Health Care — 7.05%
274,000	BioScrip, Inc.*	2,285,160
82,900	Exactech, Inc.*	2,091,567
73,700	iCAD, Inc.*	472,417

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
18,800	Meridian Bioscience, Inc.	$388,032
211,600	Streamline Health Solutions, Inc.*	1,015,680
36,900	SurModics, Inc.*	790,398
84,800	US Physical Therapy, Inc.	2,899,312

		9,942,566

Industrials — 24.73%
39,500	Acacia Research Corp.	701,125
142,000	Air Transport Services Group, Inc.*	1,188,540
111,456	Allied Defense Group, Inc. (The)*(a)(b)(c)	8,916
79,000	AZZ, Inc.	3,640,320
163,525	Columbus McKinnon Corp.	4,423,351
65,900	Ducommun, Inc.*	1,721,967
130,200	Ennis, Inc.	1,986,852
75,000	GP Strategies Corp.*	1,941,000
14,900	Graham Corp.	518,669
69,600	Greenbrier Cos., Inc.*	4,008,960
223,300	Hudson Technologies, Inc.*	645,337
32,300	Marten Transport Ltd.	721,905
32,800	Mistras Group, Inc.*	804,256
93,700	NN, Inc.	2,396,846
32,725	Old Dominion Freight Line, Inc.*	2,083,928
50,900	Orion Marine Group, Inc.*	551,247
38,000	Patrick Industries, Inc.*	1,770,420
185,600	PGT, Inc.*	1,572,032
76,800	Sparton Corp.*	2,130,432
50,150	Sun Hydraulics Corp.	2,036,090

		34,852,193

Information Technology — 18.01%
30,582	Aspen Technology, Inc.*	1,419,005
111,774	Computer Task Group, Inc.	1,839,800
46,800	comScore, Inc.*	1,660,464
275,300	CYREN Ltd.*	792,864
248,700	Glu Mobile, Inc.*	1,243,500
56,000	GSI Group, Inc.*	712,880
74,800	Interactive Intelligence Group, Inc.*	4,198,524
135,900	KEYW Holding Corp. (The)*	1,708,263
68,500	NIC, Inc.	1,085,725
67,300	RMG Networks Holding Corp.*	150,752
111,100	Sapiens International Corp.*	888,800
104,342	Tessco Technologies, Inc.	3,310,772
54,100	Tyler Technologies, Inc.*	4,934,461
87,675	Vishay Precision Group, Inc.*	1,443,131

		25,388,941

Materials — 6.99%
56,116	Intertape Polymer Group, Inc.	619,829

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
58,400	Koppers Holdings, Inc.	$2,233,800
108,600	Landec Corp.*	1,356,414
264,900	OMNOVA Solutions, Inc.*	2,407,941
99,588	Universal Stainless & Alloy Products, Inc.*	3,234,618

		9,852,602

Telecommunication Services — 0.98%
42,200	magicJack Vocaltec Ltd.*	638,064
385,700	Towerstream Corp.*	748,258

		1,386,322

Utilities — 1.34%
55,800	Unitil Corp.	1,887,714

Total Common Stocks		137,831,906

(Cost $81,514,540)
Rights/Warrants — 0.05%
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*	36,164
6,203	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	26,363

Total Rights/Warrants		62,527

(Cost $0)

Exchange Traded Funds — 1.39%
48,600	SPDR S&P Regional Banking	1,959,552

Total Exchange Traded Funds		1,959,552

(Cost $1,453,084)
Investment Company — 0.69%
974,593	JPMorgan Prime Money Market Fund, Institutional Class	974,593

Total Investment Company		974,593

(Cost $974,593)

Total Investments		$140,828,578
(Cost $83,942,217)(d) — 99.91%

Other assets in excess of liabilities — 0.09%		132,145

NET ASSETS — 100.00%		$140,960,723

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2014 (Unaudited)

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	This security is considered illiquid as to its marketability.
The total investment in restricted and illiquid securities representing $8,916 or 0.01% of net assets were as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	6/30/14 Carrying Value Per Unit
111,456	Allied Defense Group, Inc. (The)	12/24/2013	$—	$0.08

(d)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

June 30, 2014 (Unaudited)

Shares		Value
Common Stocks — 93.89%
Consumer Discretionary — 20.44%
79,500	Ascena Retail Group, Inc.*	$1,359,450
30,000	Core-Mark Holding Co., Inc.	1,368,900
63,800	Destination Maternity Corp.	1,452,726
586,000	Destination XL Group, Inc.*	3,228,860
66,500	Drew Industries, Inc.	3,325,665
115,400	Fox Factory Holding Corp.*	2,029,886
73,100	Grand Canyon Education, Inc.*	3,360,407
67,240	Helen of Troy Ltd.*	4,076,761
40,498	Kona Grill, Inc.*	786,066
164,400	Libbey, Inc.*	4,379,616
1,197	Performance Sports Group Ltd.*	20,529
106,770	RG Barry Corp.	2,023,291
230,100	Smith & Wesson Holding Corp.*	3,345,654
54,000	Sodastream International Ltd.*	1,814,400
75,962	Steven Madden Ltd.*	2,605,497
198,823	Universal Electronics, Inc.*	9,718,468
64,200	Vera Bradley, Inc.*	1,404,054
291,700	ZAGG, Inc.*	1,583,931

		47,884,161

Energy — 5.35%
68,700	Athlon Energy, Inc.*	3,276,990
4,300	CARBO Ceramics, Inc.	662,716
39,700	Geospace Technologies Corp.*	2,186,676
59,600	Gulfport Energy Corp.*	3,742,880
152,600	Ring Energy, Inc.*	2,662,870

		12,532,132

Financials — 8.89%
93,300	AMERISAFE, Inc.	3,794,511
35,127	Asta Funding, Inc.*	289,798
11,600	BancFirst Corp.	718,040
53,600	Chemical Financial Corp.	1,505,088
37,900	Community Bank System, Inc.	1,371,980
285,300	Compass Diversified Holdings	5,178,195
195,400	Gramercy Property Trust, Inc. REIT	1,182,170
52,600	LaSalle Hotel Properties REIT	1,856,254
63,400	ProAssurance Corp.	2,814,960
102,100	Safeguard Scientifics, Inc.*	2,122,659

		20,833,655

Health Care — 7.42%
21,300	Analogic Corp.	1,666,512
82,500	Bio-Reference Labs, Inc.*	2,493,150
377,600	BioScrip, Inc.*	3,149,184
37,600	Hanger, Inc.*	1,182,520

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
80,400	Masimo Corp.*	$1,897,440
70,500	US Physical Therapy, Inc.	2,410,395
108,500	West Pharmaceutical Services, Inc.	4,576,530

		17,375,731

Industrials — 27.43%
424,900	ACCO Brands Corp.*	2,723,609
76,154	Astronics Corp.*	4,298,893
112,622	AZZ, Inc.	5,189,622
17,400	Chart Industries, Inc.*	1,439,676
198,700	Columbus McKinnon Corp.	5,374,835
93,300	Ducommun, Inc.*	2,437,929
81,200	EnerSys, Inc.	5,585,748
124,500	GP Strategies Corp.*	3,222,060
24,200	Graham Corp.	842,402
96,200	Greenbrier Cos., Inc.*	5,541,120
68,000	Hillenbrand, Inc.	2,218,160
112,000	Insteel Industries, Inc.	2,200,800
145,700	Interface, Inc.	2,744,988
67,300	Mistras Group, Inc.*	1,650,196
50,150	Old Dominion Freight Line, Inc.*	3,193,552
58,900	Patrick Industries, Inc.*	2,744,151
45,500	Powell Industries, Inc.	2,974,790
126,600	Primoris Services Corp.	3,651,144
56,500	Sun Hydraulics Corp.	2,293,900
47,700	Wabtec Corp.	3,939,543

		64,267,118

Information Technology — 19.07%
34,600	Aspen Technology, Inc.*	1,605,440
80,939	Computer Task Group, Inc.	1,332,256
76,100	Interactive Intelligence Group, Inc.*	4,271,493
58,600	InterDigital, Inc.	2,801,080
126,600	KEYW Holding Corp. (The)*	1,591,362
16,100	Measurement Specialties, Inc.*	1,385,727
119,600	NIC, Inc.	1,895,660
98,200	Skyworks Solutions, Inc.	4,611,472
65,400	Synaptics, Inc.*	5,927,856
163,400	Synchronoss Technologies, Inc.*	5,712,464
174,400	Take-Two Interactive Software, Inc.*	3,878,656
111,200	Tessco Technologies, Inc.	3,528,376
67,300	Tyler Technologies, Inc.*	6,138,433

		44,680,275

Materials — 5.29%
118,800	FutureFuel Corp.	1,970,892
16,200	Kaiser Aluminum Corp.	1,180,494
73,489	Koppers Holdings, Inc.	2,810,954

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
88,200	Landec Corp.*	$1,101,618
311,500	OMNOVA Solutions, Inc.*	2,831,535
77,091	Universal Stainless & Alloy Products, Inc.*	2,503,916

		12,399,409

Total Common Stocks		219,972,481

(Cost $165,101,432)
Exchange Traded Funds — 3.81%
75,100	iShares Russell 2000 Index Fund	8,922,631

Total Exchange Traded Funds		8,922,631

(Cost $7,933,360)
Investment Company — 2.92%
6,848,964	JPMorgan Prime Money Market Fund, Institutional Class	6,848,964

Total Investment Company		6,848,964

(Cost $6,848,964)

Total Investments		$235,744,076
(Cost $179,883,756)(a) — 100.62%

Liabilities in excess of other assets — (0.62)%		(1,454,932)

NET ASSETS — 100.00%		$234,289,144

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

June 30, 2014 (Unaudited)

Shares		Value
Common Stocks — 93.60%
Consumer Discretionary — 18.36%
15,000	ALCO Stores, Inc.*	$114,300
3,725	Ambassadors International, Inc.*	28
18,000	Ambow Education Holding Ltd. ADR*	3,600
11,900	America’s Car-Mart, Inc.*	470,645
6,400	Arctic Cat, Inc.	252,288
700	Biglari Holdings, Inc.*	296,079
8,600	Blyth, Inc.	66,908
37,800	Books-A-Million, Inc.*	82,404
13,427	Bowl America, Inc., Class A	208,119
11,800	Brown Shoe Co., Inc.	337,598
41,800	Build-A-Bear Workshop, Inc.*	558,448
39,200	Carriage Services, Inc.	671,496
17,800	Core-Mark Holding Co., Inc.	812,214
29,600	CSS Industries, Inc.	780,552
30,200	Delta Apparel, Inc.*	432,464
12,800	E.W. Scripps Co. (The), Class A*	270,848
33,500	Entercom Communications Corp., Class A*	359,455
22,400	Flexsteel Industries, Inc.	747,040
32,600	Fred’s, Inc., Class A	498,454
53,400	Hastings Entertainment, Inc.*	157,530
11,400	Haverty Furniture Cos., Inc.	286,482
12,800	Helen of Troy Ltd.*	776,064
44,400	hhgregg, Inc.*	451,548
27,100	Hooker Furniture Corp.	437,394
46,300	Isle of Capri Casinos, Inc.*	396,328
10,500	JAKKS Pacific, Inc.	81,270
20,500	Johnson Outdoors, Inc., Class A	528,900
82,000	Journal Communications, Inc., Class A*	727,340
23,500	Kid Brands, Inc.*	153
47,910	Lakeland Industries, Inc.*	343,036
95,270	Lazare Kaplan International, Inc.*	129,567
15,700	La-Z-Boy, Inc.	363,769
25,400	Leapfrog Enterprises, Inc.*	186,690
28,300	Lifetime Brands, Inc.	444,876
42,500	Luby’s, Inc.*	249,900
10,000	M/I Homes, Inc.*	242,700
45,900	Marcus Corp.	837,675
22,300	MarineMax, Inc.*	373,302
7,500	McRae Industries, Inc., Class A	218,250
22,600	Media General, Inc., Class A*	463,978
21,300	Mestek, Inc.*	426,000
17,400	Modine Manufacturing Co.*	273,876
14,300	Movado Group, Inc.	595,881
4,700	NACCO Industries, Inc., Class A	237,820
28,200	Nautilus, Inc.*	312,738
10,300	Nobility Homes, Inc.*	114,536

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	$0
16,350	Perry Ellis International, Inc.*	285,144
119,400	Point.360*	43,032
41,200	Radio One, Inc., Class D*	203,116
51,900	Red Lion Hotels Corp.*	284,412
18,150	REX American Resources Corp.*	1,330,577
35,200	Rocky Brands, Inc.	500,896
61,500	Ruby Tuesday, Inc.*	466,785
15,700	Saga Communications, Inc., Class A	670,704
39,150	Salem Communications Corp., Class A	370,359
39,000	Shiloh Industries, Inc.*	719,940
82	Sizmek, Inc.*	781
22,300	Stage Stores, Inc.	416,787
21,800	Standard Motor Products, Inc.	973,806
28,900	Stein Mart, Inc.	401,421
16,900	Stoneridge, Inc.*	181,168
14,600	Strattec Security Corp.	941,554
29,500	Superior Industries International, Inc.	608,290
28,200	Systemax, Inc.*	405,234
65,200	Trans World Entertainment Corp.	247,760
19,000	TravelCenters of America LLC*	168,720
32,100	Tuesday Morning Corp.*	572,022
32,100	Unifi, Inc.*	883,713
30,000	Universal Travel Group*(a)(b)(c)	0
45,600	VOXX International Corp.*	429,096
1,397	Walking Co. Holdings, Inc. (The)	10,477
11,000	Weyco Group, Inc.	301,510

		28,037,847

Consumer Staples — 2.69%
7,350	Andersons, Inc. (The)	379,113
53,200	Central Garden and Pet Co.*	484,120
16,700	Chiquita Brands International, Inc.*	181,195
25,800	Ingles Markets, Inc., Class A	679,830
12,200	Oil-Dri Corp. of America	372,954
69,500	Omega Protein Corp.*	950,760
39,200	Roundy’s, Inc.	215,992
73,000	Royal Hawaiian Orchards LP*	213,160
29,640	SpartanNash Co.	622,736

		4,099,860

Energy — 3.36%
9,200	Basic Energy Services, Inc.*	268,824
38,900	Callon Petroleum Co.*	453,185
7,300	Calumet Specialty Products Partners LP	232,140
12,300	Constellation Energy Partners LLC*	32,718
7,500	Global Partners LP	304,725
22,600	Harvest Natural Resources, Inc.*	112,774

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
27,900	Knightsbridge Tankers Ltd.	$395,901
19,300	Natural Gas Services Group, Inc.*	638,058
26,800	Newpark Resources, Inc.*	333,928
9,800	Niska Gas Storage Partners LLC	150,822
53,100	North American Energy Partners, Inc.	427,455
14,600	PHI, Inc.*	583,708
11,900	PHI, Inc., Non voting*	530,383
7,200	Rose Rock Midstream LP	393,408
14,700	Swift Energy Co.*	190,806
17,600	Teekay Tankers, Ltd., Class A	75,504
110,300	Trico Marine Services, Inc.*(a)(b)(c)	0

		5,124,339

Financials — 22.73%
39,150	Affirmative Insurance Holdings, Inc.*	101,790
12,800	AG Mortgage Investment Trust, Inc. REIT	242,304
10,600	Agree Realty Corp. REIT	320,438
24,000	American Equity Investment Life Holding Co.	590,400
14,970	American Independence Corp.*	182,634
29,990	Ameris Bancorp*	646,584
21,800	Apollo Commercial Real Estate Finance, Inc. REIT	359,482
13,600	Apollo Residential Mortgage, Inc. REIT	227,392
40,600	Arbor Realty Trust, Inc. REIT	282,170
15,300	Ares Commercial Real Estate Corp. REIT	189,873
8,100	Arlington Asset Investment Corp., Class A	221,373
59,500	Asta Funding, Inc.*	490,875
17,400	Baldwin & Lyons, Inc., Class B	451,356
40,700	Banc of California, Inc.	443,630
12,400	Banco Latinoamericano de Comercio Exterior SA	367,908
49,900	Bancorp, Inc.*	594,309
7,028	Banner Corp.	278,520
100,000	Beverly Hills Bancorp, Inc.*	700
33,600	California First National Bancorp	493,248
4,211	Capital Bank Financial Corp., Class A*	99,422
38,000	Capitol Bancorp Ltd.*(a)(b)(c)	0
37,100	Cedar Realty Trust, Inc. REIT	231,875
6,580	CIM Commercial Trust Corp. REIT	142,523
49,950	Citizens, Inc.*	369,630
101,200	Consumer Portfolio Services*	771,144
15,756	Cowen Group, Inc., Class A*	66,490
35,777	Donegal Group, Inc., Class A	547,388
8,444	Donegal Group, Inc., Class B	177,577
59,540	Dynex Capital, Inc. REIT	526,929
22,700	EMC Insurance Group, Inc.	698,706
24,800	Federal Agricultural Mortgage Corp., Class C	770,784
60,900	Federated National Holding Co.	1,552,950
29,500	First Defiance Financial Corp.	846,650
9,400	First Financial Corp.	302,586

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
41,200	First Merchants Corp.	$870,968
38,000	First Place Financial Corp.*(c)	57
42,000	First State Bancorporation*(a)(b)(c)	0
660	Flagstar Bancorp, Inc.*	11,946
2,250	FRMO Corp.*	20,003
19,700	Gain Capital Holdings, Inc.	155,039
11,200	Getty Realty Corp. REIT	213,696
7,100	Guaranty Bancorp.	98,690
33,300	HF Financial Corp.	461,205
6,040	HomeTrust Bancshares, Inc.*	95,258
9,459	Hudson Valley Holding Corp.	170,735
12,006	Huntington Bancshares, Inc.	114,537
45,700	Independence Holding Co.	645,741
7,800	Infinity Property & Casualty Corp.	524,394
26,400	Intervest Bancshares Corp., Class A	204,336
7,000	Investors Title Co.	471,660
28,400	JAVELIN Mortgage Investment Corp. REIT	400,440
41,600	JMP Group, Inc.	314,912
16,500	Kansas City Life Insurance Co.	750,420
21,600	Manning & Napier, Inc.	372,816
30,890	Marlin Business Services Corp.	561,889
60,150	Meadowbrook Insurance Group, Inc.	432,479
79,100	MicroFinancial, Inc.	611,443
13,100	MidSouth Bancorp, Inc.	260,559
23,100	Monmouth Real Estate Investment Corp. REIT, Class A	231,924
45,000	MutualFirst Financial, Inc.	858,600
5,300	National Security Group, Inc.	66,674
3,500	National Western Life Insurance Co., Class A	872,935
9,900	Navigators Group, Inc.*	663,795
39,788	Nicholas Financial, Inc.	571,356
29,900	OFG Bancorp.	550,459
15,700	One Liberty Properties, Inc. REIT	335,038
15,700	Onebeacon Insurance Group, Ltd., Class A	243,978
4,800	Oppenheimer Holdings, Inc., Class A	115,152
14,800	Pacific Mercantile Bancorp*	98,568
2,468	Park Sterling Corp.	16,264
25,200	Peoples Bancorp, Inc.	666,540
7,300	Piper Jaffray Cos.*	377,921
15,900	Provident Financial Holdings, Inc.	231,186
17,400	Ramco-Gershenson Properties Trust REIT	289,188
39,674	Reis, Inc.	836,328
20,400	Resource Capital Corp. REIT	114,852
9,100	Safety Insurance Group, Inc.	467,558
12,300	Simmons First National Corp., Class A	484,497
6,793	South State Corp.	414,373
33,500	Southwest Bancorp, Inc.	571,510
50,662	Sterling Bancorp	607,944
10,600	Stewart Information Services Corp.	328,706

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
29,200	Sun Bancorp, Inc.*	$117,092
41,900	SWS Group, Inc.*	305,032
54,000	TierOne Corp.*(a)(b)(c)	0
22,000	UMH Properties, Inc. REIT	220,660
52,000	Unico American Corp.*	650,520
88,216	United Community Financial Corp.*	364,332
19,000	United Western Bancorp, Inc.*	570
10,800	Urstadt Biddle Properties, Inc. REIT, Class A	225,504
15,000	Walker & Dunlop, Inc.*	211,650
14,041	Western Asset Mortgage Capital Corp. REIT	198,961
15,300	Whitestone REIT	228,123
31,800	Winthrop Realty Trust REIT	488,130
12,100	ZAIS Financial Corp. REIT	201,102
4,600	Ziegler Cos., Inc. (The)*(a)	134,780

		34,714,665

Health Care — 5.16%
30,800	Albany Molecular Research, Inc.*	619,696
11,000	American Shared Hospital Services*	28,600
34,900	AngioDynamics, Inc.*	569,917
53,000	BioScrip, Inc.*	442,020
18,200	Cambrex Corp.*	376,740
15,200	Capital Senior Living Corp.*	362,368
18,800	CONMED Corp.	830,020
21,300	Cross Country Healthcare, Inc.*	138,876
43,000	CryoLife, Inc.	384,850
55,200	Five Star Quality Care, Inc.*	276,552
20,370	Hanger, Inc.*	640,637
8,600	Invacare Corp.	157,982
6,300	Kewaunee Scientific Corp.	110,880
9,662	Kindred Healthcare, Inc.	223,192
12,800	Lannett Co., Inc.*	635,136
15,000	MedCath Corp.*(a)(b)(c)	0
49,300	PharMerica Corp.*	1,409,487
44,500	Symmetry Medical, Inc.*	394,270
15,900	Triple-S Management Corp., Class B*	285,087

		7,886,310

Industrials — 22.87%
39,339	Aceto Corp.	713,609
27,100	Aegean Marine Petroleum Network, Inc.	273,439
3,000	Aegion Corp.*	69,810
14,800	Alamo Group, Inc.	800,532
80,900	Allied Motion Technologies, Inc.	1,171,432
7,100	Altra Industrial Motion Corp.	258,369
47,700	Ameresco, Inc., Class A*	335,331
11,400	Ampco-Pittsburgh Corp.	261,516
8,100	AMREP Corp.*	49,653

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
9,100	Argan, Inc.	$339,339
19,200	Baltic Trading Ltd.	114,816
14,900	CAI International, Inc.*	327,949
35,400	CBIZ, Inc.*	319,662
13,400	CDI Corp.	193,094
8,774	Ceco Environmental Corp.	136,787
30,400	Celadon Group, Inc.	648,128
85,425	Cenveo, Inc.*	316,927
2,400	Chicago Rivet & Machine Co.	88,800
10,300	Comfort Systems USA, Inc.	162,740
31,878	Compx International, Inc.	333,125
30,800	Dolan Co. (The)*(c)	1,879
13,600	Douglas Dynamics, Inc.	239,632
27,500	Ducommun, Inc.*	718,575
16,100	Dycom Industries, Inc.*	504,091
4,150	Eagle Bulk Shipping Inc*	12,823
13,100	Eastern Co. (The)	202,264
8,480	Ecology and Environment, Inc., Class A	88,701
13,600	Encore Wire Corp.	666,944
34,100	Ennis, Inc.	520,366
8,200	EnPro Industries, Inc.*	599,912
20,100	Espey Manufacturing & Electronics Corp.	504,912
27,000	Federal Signal Corp.	395,550
19,900	FLY Leasing Ltd. ADR	288,351
11,300	G&K Services, Inc., Class A	588,391
11,200	Genco Shipping & Trading Ltd.*	10,528
22,300	GenCorp, Inc.*	425,930
32,900	Gibraltar Industries, Inc.*	510,279
8,600	GP Strategies Corp.*	222,568
14,100	Greenbrier Cos., Inc.*	812,160
29,000	Griffon Corp.	359,600
22,250	Hardinge, Inc.	281,463
7,600	Hill International, Inc.*	47,348
23,350	International Shipholding Corp.	535,182
23,500	Jinpan International Ltd.	158,390
7,100	Kadant, Inc.	272,995
11,700	Key Technology, Inc.*	144,144
14,500	Kforce, Inc.	313,925
34,800	Kimball International, Inc., Class B	581,856
3,908	Kratos Defense & Security Solutions, Inc.*	30,482
64,000	LECG Corp.*	109
33,000	LS Starrett Co. (The), Class A	507,540
44,250	LSI Industries, Inc.	353,115
40,700	Lydall, Inc.*	1,113,959
30,012	Marten Transport Ltd.	670,768
44,100	Meritor, Inc.*	575,064
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0
85,194	MFC Industrial Ltd.	651,734

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
34,900	Miller Industries, Inc.	$718,242
10,600	Mistras Group, Inc.*	259,912
2,900	National Presto Industries, Inc.	211,236
29,500	NN, Inc.	754,610
15,800	Northwest Pipe Co.*	637,214
23,400	Orion Marine Group, Inc.*	253,422
46,900	PAM Transportation Services, Inc.*	1,311,324
5,200	Paragon Shipping, Inc., Class A*	30,732
31,160	Patrick Industries, Inc.*	1,451,744
36,800	Pike Corp.*	329,728
11,700	PowerSecure International, Inc.*	113,958
25,000	RCM Technologies, Inc.*	159,000
22,948	RR Donnelley & Sons Co.	389,198
20,500	Rush Enterprises, Inc., Class A*	710,735
39,700	Safe Bulkers, Inc.	387,472
10,400	Schawk, Inc.	211,744
10,900	Signature Group Holdings, Inc.*	111,180
11,500	SL Industries, Inc.*	339,250
13,600	Sparton Corp.*	377,264
9,700	Standex International Corp.	722,456
37,900	Superior Uniform Group, Inc.	614,359
53,820	Supreme Industries, Inc., Class A*	349,830
4,269	SYKES Enterprises, Inc.*	92,765
22,200	Tredegar Corp.	519,702
11,800	Universal Forest Products, Inc.	569,586
13,900	USA Truck, Inc.*	258,401
14,600	Viad Corp.	348,064
43,200	Volt Information Sciences, Inc.*	409,968
68,500	Willdan Group, Inc.*	593,895
35,200	Willis Lease Finance Corp.*	863,104

		34,926,683

Information Technology — 10.66%
60,700	Acorn Energy, Inc.*	143,252
10,800	Black Box Corp.	253,152
26,000	Blucora, Inc.*	490,620
59,200	CIBER, Inc.*	292,448
50,000	Comarco, Inc.*	11,000
18,400	Communications Systems, Inc.	228,712
28,000	CTS Corp.	523,600
25,600	Digi International, Inc.*	241,152
24,700	Edgewater Technology, Inc.*	183,768
30,600	Electro Rent Corp.	511,938
14,400	Electro Scientific Industries, Inc.	98,064
12,500	ePlus, Inc.*	727,500
17,000	Exar Corp.*	192,100
8,200	Fabrinet*	168,920
23,200	Global Cash Access Holdings, Inc.*	206,480

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
17,532	GSI Group, Inc.*	$223,182
33,400	Insight Enterprises, Inc.*	1,026,716
54,375	Integrated Silicon Solution, Inc.*	803,119
13,000	JinkoSolar Holding Co. Ltd. ADR*	392,210
4,800	Kemet Corp.*	27,600
18,300	Magal Security Systems Ltd.*	66,429
15,700	Measurement Specialties, Inc.*	1,351,299
2,285	Mediabistro, Inc.*	1,942
39,700	Methode Electronics, Inc.	1,516,937
33,500	Newport Corp.*	619,750
26,100	Oplink Communications, Inc.*	442,917
70,415	Optical Cable Corp.	281,660
7,600	Park Electrochemical Corp.	214,396
45,200	PC Connection, Inc.	934,736
58,700	Perceptron, Inc.	748,425
31,730	Photronics, Inc.*	272,878
40,600	Richardson Electronics Ltd.	425,082
4,500	Rosetta Stone, Inc.*	43,740
24,600	Rudolph Technologies, Inc.*	243,048
60,100	Sigmatron International, Inc.*	724,806
7,300	STR Holdings, Inc.*	9,855
25,600	Tessco Technologies, Inc.	812,288
23,200	Vishay Precision Group, Inc.*	381,872
14,286	WPCS International, Inc.*	7,286
35,300	XO Group, Inc.*	431,366

		16,276,245

Materials — 4.15%
37,000	Blue Earth Refineries, Inc.*(a)(b)(c)	0
15,700	China Green Agriculture, Inc.*	34,540
15,400	Friedman Industries, Inc.	130,130
4,300	Hawkins, Inc.	159,702
13,900	Innospec, Inc.	600,063
15,300	KMG Chemicals, Inc.	275,094
12,900	Materion Corp.	477,171
21,600	Myers Industries, Inc.	433,944
6,800	Neenah Paper, Inc.	361,420
10,400	North American Palladium Ltd.*	2,922
18,100	Olympic Steel, Inc.	447,975
37,400	OMNOVA Solutions, Inc.*	339,966
32,400	Penford Corp.*	415,692
5,200	Quaker Chemical Corp.	399,308
18,400	Schulman (A), Inc.	712,080
4,700	Stepan Co.	248,442
67,100	Thompson Creek Metals Co., Inc.*	198,616
22,100	Trecora Resources*	261,664
16,000	Universal Stainless & Alloy Products, Inc.*	519,680
3,200	Vulcan International Corp.	125,600

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
11,000	Zep, Inc.	$194,260

		6,338,269

Telecommunication Services — 0.56%
34,400	Premiere Global Services, Inc.*	459,240
25,800	USA Mobility, Inc.	397,320

		856,560

Utilities — 3.06%
15,500	American States Water Co.	515,065
5,108	California Water Service Group	123,614
13,390	Chesapeake Utilities Corp.	955,109
18,700	Connecticut Water Service, Inc.	633,369
16,100	Delta Natural Gas Co., Inc.	353,556
16,600	Empire District Electric Co. (The)	426,288
24,300	Middlesex Water Co.	514,674
18,600	SJW Corp.	505,920
18,876	Unitil Corp.	638,575

		4,666,170

Total Common Stocks		142,926,948

(Cost $110,618,485)
Preferred Stock — 0.65%
3,122	Alere, Inc.	982,993

Total Preferred Stock		982,993

(Cost $504,723)
Exchange Traded Funds — 0.28%
2,700	iShares Russell Microcap Index Fund	205,524
13,400	PowerShares Zacks Micro Cap Portfolio	226,192

Total Exchange Traded Funds		431,716

(Cost $210,668)
Rights/Warrants — 0.02%
32,000	Southern Community Financial Corp. Rights*(a)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*	20,900
3,585	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	15,236

Total Rights/Warrants		36,136

(Cost $0)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	$0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 5.45%
8,316,371	JPMorgan Prime Money Market Fund, Institutional Class	8,316,371

Total Investment Company		8,316,371

(Cost $8,316,371)

Total Investments		$152,694,164
(Cost $119,650,247)(d) — 100.00%

Other assets in excess of liabilities — 0.00%		1,076

NET ASSETS — 100.00%		$152,695,240

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2014 (Unaudited)

*	Non-income producing security.
(a)	This security is considered illiquid as to its marketability.
The total investment in restricted and illiquid securities representing $134,780 or 0.09% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	6/30/14 Carrying Value Per Unit
37,000	Blue Earth Refineries, Inc.	11/24/2003	$—	$—
38,000	Capitol Bancorp Ltd.	09/27/2004	$1,137,893	$—
42,000	First State Bancorporation	09/26/2007	$668,082	$—
15,000	MedCath Corp.	05/23/2008	$78,842	$—
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
32,000	Southern Community Financial Corp. Rights	10/02/2012	$—	$—
54,000	Tier One Corp.	02/18/2004	$1,223,407	$—
110,300	Trico Marine Services, Inc.	02/03/2009	$518,857	$—
30,000	Universal Travel Group	09/13/2010	$157,113	$—
4,600	Ziegler Cos., Inc. (The)	09/26/2007	$72,899	$29.30

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$—	$—
$1,625	Trenwick America Corp.	05/18/2006	$—	$—

(b)	Security delisted or issuer in bankruptcy.
(c)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(d)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

June 30, 2014 (Unaudited)

Shares		Value
Common Stocks — 95.99%
Consumer Discretionary — 10.13%
930	ANN INC.*	$38,260
2,420	Ascena Retail Group, Inc.*	41,382
1,750	Jarden Corp.*	103,863
2,670	Newell Rubbermaid, Inc.	82,743
1,240	Penske Automotive Group, Inc.	61,380
841	Tenneco, Inc.*	55,254
1,150	TRW Automotive Holdings Corp.*	102,948

		485,830

Energy — 5.90%
540	Cameron International Corp.*	36,563
470	Concho Resources, Inc.*	67,915
570	Gulfport Energy Corp.*	35,796
560	Markwest Energy Partners LP	40,085
490	Range Resources Corp.	42,605
850	Superior Energy Services, Inc.	30,719
500	Tesoro Corp.	29,335

		283,018

Financials — 24.24%
1,060	American Financial Group, Inc.	63,134
1,490	Amtrust Financial Services, Inc.	62,297
2,460	CIT Group, Inc.	112,570
1,100	Columbia Property Trust, Inc. REIT	28,611
4,280	Fifth Third Bancorp	91,378
1,840	First Republic Bank	101,182
3,990	Hartford Financial Services Group, Inc.	142,882
1,890	HCC Insurance Holdings, Inc.	92,496
8,410	Huntington Bancshares, Inc.	80,231
3,902	KKR & Co. LP	94,936
710	LaSalle Hotel Properties REIT	25,056
1,670	Lincoln National Corp.	85,905
2,780	National General Holdings Corp.	48,372
640	Reinsurance Group of America, Inc.	50,496
820	STAG Industrial, Inc. REIT	19,688
1,830	Unum Group	63,611

		1,162,845

Health Care — 7.90%
1,230	AmerisourceBergen Corp.	89,372
780	Centene Corp.*	58,976
2,120	Mylan, Inc.*	109,307
430	Teleflex, Inc.	45,408
790	Universal Health Services, Inc., Class B	75,650

		378,713

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
Industrials — 17.16%
850	Alaska Air Group, Inc.	$80,793
590	Carlisle Cos., Inc.	51,106
490	Fluor Corp.	37,681
1,760	Herman Miller, Inc.	53,222
480	Kirby Corp.*	56,227
1,230	MRC Global, Inc.*	34,797
900	Owens Corning	34,812
530	Parker-Hannifin Corp.	66,637
1,260	Quanta Services, Inc.*	43,571
580	Ryder System, Inc.	51,092
1,070	Spirit Airlines, Inc.*	67,667
530	Stanley Black & Decker, Inc.	46,544
1,330	Swift Transporation Co.*	33,556
410	Triumph Group, Inc.	28,626
470	United Rentals, Inc.*	49,223
1,800	Waste Connections, Inc.	87,390

		822,944

Information Technology — 13.84%
2,740	AOL, Inc.*	109,024
1,360	Arrow Electronics, Inc.*	82,158
670	Coherent, Inc.*	44,334
2,200	Integrated Device Technology, Inc.*	34,012
780	Microchip Technology, Inc.	38,072
1,700	NXP Semiconductor NV*	112,506
7,320	RF Micro Devices, Inc.*	70,199
2,540	Skyworks Solutions, Inc.	119,278
1,880	Web.Com Group, Inc.*	54,276

		663,859

Materials — 9.18%
320	Ashland, Inc.	34,797
1,540	Avery Dennison Corp.	78,925
530	Carpenter Technology Corp.	33,523
2,050	Crown Holdings, Inc.*	102,008
784	Cytec Industries, Inc.	82,649
3,770	Ferro Corp.*	47,351
1,760	Owens-Illinois, Inc.*	60,966

		440,219

Utilities — 7.64%
2,590	Calpine Corp.*	61,668
3,140	CMS Energy Corp.	97,811
880	Edison International	51,137
1,110	Laclede Group, Inc. (The)	53,891
1,170	NorthWestern Corp.	61,062
1,180	Portland General Electric Co.	40,910

		366,479

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value

Total Common Stocks		$4,603,907

(Cost $4,192,383)
Investment Company — 4.31%
207,074	JPMorgan Prime Money Market Fund, Institutional Class	207,074

Total Investment Company		207,074

(Cost $207,074)

Total Investments		$4,810,981
(Cost $4,399,457)(a) — 100.30%

Liabilities in excess of other assets — (0.30)%		(14,613)

NET ASSETS — 100.00%		$4,796,368

*	Non-income producing security.
(a)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

June 30, 2014 (Unaudited)

Principal Amount		Value
Asset Backed Commercial Paper — 2.32%
Finance - Diversified Domestic — 2.32%
$ 50,000,000	Cancara Asset Securitisation LLC, 0.19%, 7/1/14(a)(b)	$50,000,000
50,000,000	Cancara Asset Securitisation LLC, 0.19%, 9/9/14(a)(b)	49,981,528
30,000,000	Kells Funding LLC, 0.23%, 10/14/14(a)	30,003,522
15,000,000	Kells Funding LLC, 0.23%, 10/27/14(a)	15,001,554
35,000,000	Kells Funding LLC, 0.23%, 2/5/15(a)	35,000,178
35,000,000	Kells Funding LLC, 0.24%, 2/5/15(a)	35,002,223
50,000,000	Kells Funding LLC, 0.25%, 1/7/15(a)	50,000,000

Total Asset Backed Commercial Paper		264,989,005

(Cost $264,989,005)
Commercial Paper — 35.31%
Banks - Australia & New Zealand — 2.98%
50,000,000	Australia & New Zealand Banking Group Ltd., 0.14%, 9/5/14(a)(b)	49,987,167
25,000,000	Commonwealth Bank Australia, 0.22%, 2/6/15(a)	25,000,000
25,000,000	Commonwealth Bank Australia, 0.22%, 3/19/15(a)	24,998,199
60,000,000	Westpac Banking Corp., 0.23%, 8/1/14(a)	60,002,348
25,000,000	Westpac Banking Corp., 0.24%, 4/24/15(a)	25,000,000
50,000,000	Westpac Banking Corp., 0.26%, 7/11/14(a)	50,000,962
30,000,000	Westpac Banking Corp., 0.27%, 7/11/14(a)	30,000,000
50,000,000	Westpac Banking Corp., 0.28%, 10/31/14(a)(b)	49,952,556
25,000,000	Westpac Banking Corp., 1.38%, 7/17/15(a)	25,265,916

		340,207,148

Banks - Canadian — 0.88%
100,000,000	Toronto Dominion Holding USA, Inc., 0.11%, 7/2/14(a)(b)	99,999,694

Banks - Domestic — 0.26%
30,000,000	JP Morgan Securities LLC, 0.28%, 1/16/15	30,000,000

Banks - Foreign — 5.08%
25,000,000	Credit Suisse New York, 0.26%, 9/22/14(b)	24,985,014
50,000,000	Credit Suisse New York, 0.26%, 10/1/14(b)	49,966,778
50,000,000	DnB NOR Bank ASA, 0.17%, 7/1/14(a)(b)	50,000,000
50,000,000	DnB NOR Bank ASA, 0.21%, 10/10/14(a)(b)	49,971,243
50,000,000	DnB NOR Bank ASA, 0.22%, 12/5/14(a)(b)	49,952,028
50,000,000	DnB NOR Bank ASA, 0.24%, 9/22/14(a)(b)	49,972,333
25,000,000	DnB NOR Bank ASA, 0.27%, 11/25/14(a)(b)	24,972,948
30,000,000	Nederlandse Waterschapsbank NV, 0.20%, 7/1/14(a)	30,000,000
50,000,000	Nederlandse Waterschapsbank NV, 0.20%, 8/13/14(a)	50,000,000
50,000,000	Nederlandse Waterschapsbank NV, 0.23%, 10/29/14(a)	50,000,000
30,000,000	Nederlandse Waterschapsbank NV, 0.23%, 12/5/14(a)	29,998,819
70,000,000	Nederlandse Waterschapsbank NV, 0.25%, 7/7/14(a)	70,001,745
50,000,000	Rabobank USA Financial Corp., 0.17%, 10/7/14(b)	49,976,861

		579,797,769

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
Banks - Japanese — 2.06%
$ 50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.17%, 8/15/14(a)(b)	$49,989,375
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.18%, 9/2/14(a)(b)	49,984,250
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.20%, 8/26/14(a)(b)	49,984,444
50,000,000	Sumitomo Mitsui Bank NY, 0.17%, 7/16/14(a)(b)	49,996,458
35,000,000	Sumitomo Mitsui Bank NY, 0.21%, 7/2/14(a)(b)	34,999,796

		234,954,323

Banks - United Kingdom — 1.23%
50,000,000	Standard Chartered Bank, 0.23%, 9/22/14(a)(b)	49,973,486
40,000,000	Standard Chartered Bank, 0.25%, 7/7/14(a)(b)	39,998,333
50,000,000	Standard Chartered Bank, 0.28%, 11/21/14(a)(b)	49,944,389

		139,916,208

Consumer Discretionary — 2.51%
41,750,000	Coca-Cola Co., 0.20%, 10/10/14(a)(b)	41,726,574
25,000,000	Coca-Cola Co., 0.20%, 11/10/14(a)(b)	24,981,667
70,000,000	Coca-Cola Co., 0.20%, 1/14/15(a)(b)	69,923,389
50,000,000	Nestle Capital Corp., 0.17%, 7/8/14(a)(b)	49,998,347
100,000,000	Procter & Gamble Co., 0.15%, 10/21/14(a)(b)	99,953,333

		286,583,310

Finance - Diversified Domestic — 4.37%
75,000,000	ABB Treasury Center USA, 0.09%, 7/9/14(a)(b)	74,998,500
45,000,000	ABB Treasury Center USA, 0.10%, 7/1/14(a)(b)	45,000,000
40,000,000	ABB Treasury Center USA, 0.11%, 7/7/14(a)(b)	39,999,267
25,000,000	ABB Treasury Center USA, 0.12%, 7/8/14(a)(b)	24,999,417
50,000,000	ABB Treasury Center USA, 0.12%, 7/21/14(a)(b)	49,996,667
40,000,000	Cargill Global Funding Plc, 0.07%, 7/2/14(a)(b)	39,999,922
33,500,000	Cargill Global Funding Plc, 0.07%, 7/3/14(a)(b)	33,499,870
30,000,000	Cargill Global Funding Plc, 0.07%, 7/7/14(a)(b)	29,999,650
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.30%, 3/4/15(a)(b)	24,948,750
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.34%, 9/3/14(a)(b)	24,984,889
9,000,000	Reckitt Benckiser Treasury Services Plc, 0.34%, 9/18/14(a)(b)	8,993,285
33,000,000	Reckitt Benckiser Treasury Services Plc, 0.35%, 9/5/14(a)(b)	32,978,825
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.35%, 9/9/14(a)(b)	24,982,986
42,747,000	Reckitt Benckiser Treasury Services Plc, 0.39%, 9/3/14(a)(b)	42,717,362

		498,099,390

Finance - Diversified Foreign — 9.69%
100,000,000	BNP Paribas Finance Inc., 0.09%, 7/1/14(b)	100,000,000
100,000,000	BNP Paribas Finance Inc., 0.09%, 7/3/14(b)	99,999,500
7,924,000	BNP Paribas Finance Inc., 0.20%, 7/1/14(b)	7,924,000
57,800,000	BNP Paribas Finance Inc., 0.25%, 7/16/14(b)	57,793,979
50,000,000	Nordea Bank AB, 0.17%, 7/1/14(a)(b)	50,000,000
50,000,000	Nordea Bank AB, 0.21%, 9/18/14(a)(b)	49,976,958
50,000,000	Nordea Bank AB, 0.22%, 8/26/14(a)(b)	49,983,278

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$25,000,000	Nordea Bank AB, 0.22%, 10/14/14(a)(b)	$24,983,958
50,000,000	NRW Bank, 0.07%, 7/1/14(a)(b)	50,000,000
100,000,000	NRW Bank, 0.11%, 7/2/14(a)(b)	99,999,694
50,000,000	NRW Bank, 0.12%, 7/1/14(a)(b)	50,000,000
35,000,000	NRW Bank, 0.12%, 7/9/14(a)(b)	34,999,067
50,000,000	PSP Capital Inc., 0.15%, 8/4/14(a)(b)	49,992,917
50,000,000	PSP Capital Inc., 0.16%, 9/15/14(a)(b)	49,983,111
50,000,000	PSP Capital Inc., 0.22%, 2/5/15(a)(b)	49,933,083
40,000,000	Skandinaviska Enskilda Banken AB, 0.10%, 7/2/14(a)(b)	39,999,889
75,500,000	Skandinaviska Enskilda Banken AB, 0.14%, 7/10/14(a)(b)	75,497,358
64,500,000	Swedbank, 0.15%, 7/25/14(b)	64,493,550
50,000,000	Swedbank, 0.22%, 8/26/14(b)	49,983,278
50,000,000	Swedbank, 0.24%, 8/5/14(b)	49,988,576

		1,105,532,196

Health Care — 1.87%
103,000,000	GlaxoSmithKline Finance Plc, 0.10%, 7/8/14(a)(b)	102,997,997
35,000,000	GlaxoSmithKline Finance Plc, 0.10%, 7/15/14(a)(b)	34,998,639
25,000,000	Novartis Finance Corp., 0.07%, 7/1/14(a)(b)	25,000,000
50,000,000	Trinity Health Corp., 0.13%, 7/15/14(b)	49,997,472

		212,994,108

Information Technology — 0.53%
60,000,000	Apple Inc., 0.18%, 2/5/15(a)(b)	59,934,300

Insurance — 0.49%
56,477,000	Metlife Short Term Fund, 0.11%, 7/17/14(a)(b)	56,474,239

Manufacturing — 1.97%
225,000,000	Syngenta Wilmington Inc., 0.12%, 7/7/14(a)(b)	224,995,500

Utilities — 1.39%
23,900,000	Electricite de France SA, 0.18%, 10/3/14(a)(b)	23,888,767
25,000,000	Electricite de France SA, 0.38%, 1/2/15(a)(b)	24,951,181
50,000,000	Electricite de France SA, 0.44%, 1/5/15(a)(b)	49,885,111
60,000,000	Electricite de France SA, 0.55%, 1/2/15(a)(b)	59,830,416

		158,555,475

Total Commercial Paper		4,028,043,660

(Cost $4,028,043,660)
Certificates of Deposit, Domestic — 4.16%
Banks - Domestic — 4.16%
50,000,000	Bank of America NA 0.18%, 9/8/14	50,000,000
100,000,000	Citibank NA 0.08%, 7/2/14	100,000,000
100,000,000	Citibank NA 0.18%, 10/6/14	100,000,000
225,000,000	Union Bank NA 0.02%, 7/1/14	225,000,000

Total Certificates of Deposit, Domestic		475,000,000

(Cost $475,000,000)

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
Certificates of Deposit, Yankee(c) — 11.50%
Banks - Australia & New Zealand — 0.44%
$ 50,000,000	Westpac Banking Corp., 0.23%, 8/28/14(d)	$50,005,005

Banks - Canadian — 4.05%
75,000,000	Bank of Montreal Chicago, 0.15%, 7/14/14	75,000,000
100,000,000	Bank of Montreal Chicago, 0.17%, 8/11/14	100,000,000
50,000,000	Bank of Montreal Chicago, 0.19%, 12/8/14	50,000,000
25,000,000	Bank of Montreal Chicago, 0.22%, 1/8/15(d)	25,001,474
40,000,000	Bank of Nova Scotia Houston, 0.48%, 1/14/15(d)	40,056,149
47,000,000	Canadian Imperial Bank of Commerce NY, 0.36%, 8/11/14(d)	47,008,380
50,000,000	Toronto Dominion Bank NY, 0.16%, 8/13/14	50,000,000
25,000,000	Toronto Dominion Bank NY, 0.22%, 2/6/15(d)	25,000,000
50,000,000	Toronto Dominion Bank NY, 0.25%, 9/15/14	50,000,000

		462,066,003

Banks - Foreign — 2.94%
35,000,000	DnB NOR Bank ASA, 0.22%, 7/2/14	35,000,000
40,000,000	Rabobank Nederland NY, 0.23%, 9/16/14(d)	40,000,000
50,000,000	Rabobank Nederland NY, 0.27%, 7/10/14(d)	50,000,000
50,000,000	Rabobank Nederland NY, 0.27%, 9/3/14(d)	50,000,000
25,000,000	Rabobank Nederland NY, 0.28%, 2/25/15(d)	25,000,000
35,000,000	Skandinaviska Enskilda Banken NY, 0.25%, 7/23/14	35,001,386
50,000,000	Skandinaviska Enskilda Banken NY, 0.25%, 8/26/14	50,006,209
50,000,000	Svenska Handelsbanken AB, 0.23%, 10/1/14	50,000,638

		335,008,233

Banks - Japanese — 3.20%
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.12%, 7/7/14	50,000,000
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.14%, 7/1/14	50,000,000
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.14%, 7/16/14	50,000,000
40,000,000	Sumitomo Mitsui Bank NY, 0.16%, 7/14/14	40,000,000
25,000,000	Sumitomo Mitsui Bank NY, 0.21%, 7/1/14	25,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.21%, 8/7/14	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.21%, 9/17/14	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.21%, 9/19/14	50,000,000

		365,000,000

Banks - United Kingdom — 0.87%
50,000,000	Standard Chartered Bank, 0.25%, 7/21/14	50,000,000
50,000,000	Standard Chartered Bank, 0.28%, 10/16/14(d)	50,000,000

		100,000,000

Total Certificates of Deposit, Yankee		1,312,079,241

(Cost $1,312,079,241)

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
Corporate Bonds — 22.47%
Banks - Australia & New Zealand — 3.67%
$ 25,000,000	Australia & New Zealand Banking Group Ltd., 0.43%, 10/3/14(a)(d)	$25,000,000
33,460,000	Australia & New Zealand Banking Group Ltd., 3.70%, 1/13/15(a)	34,065,817
46,975,000	Commonwealth Bank Australia, 0.51%, 1/29/15(a)	47,055,122
19,400,000	Commonwealth Bank Australia, 3.50%, 3/19/15(a)	19,843,898
54,352,000	Commonwealth Bank Australia, 3.75%, 10/15/14(a)	54,895,937
10,000,000	National Australia Bank Ltd., 0.22%, 8/8/14(d)	10,000,228
83,855,000	National Australia Bank Ltd., 0.53%, 1/22/15(a)(d)	83,990,138
100,375,000	National Australia Bank Ltd., 1.18%, 7/25/14(a)(d)	100,437,760
35,400,000	National Australia Bank Ltd., 2.00%, 3/9/15	35,804,777
7,650,000	Westpac Banking Corp., 4.20%, 2/27/15	7,847,157

		418,940,834

Banks - Canadian — 3.38%
50,000,000	Bank of Montreal, 1.30%, 10/31/14(a)	50,166,158
25,900,000	Bank of Nova Scotia, 1.85%, 1/12/15	26,104,816
56,351,000	Bank of Nova Scotia, 3.40%, 1/22/15	57,312,807
100,000,000	Bank of Nova Scotia Houston, 0.38%, 7/10/15(d)	100,000,000
15,710,000	Canadian Imperial Bank of Commerce Canada, 0.90%, 9/19/14(a)	15,730,685
36,060,000	Canadian Imperial Bank of Commerce Canada, 1.50%, 12/12/14(a)	36,253,758
100,000,000	Canadian Imperial Bank of Commerce NY, 0.32%, 7/3/15(d)	100,000,000

		385,568,224

Banks - Domestic — 4.45%
75,000,000	JPMorgan Chase Bank NA, 0.35%, 7/22/15(d)	75,000,000
75,000,000	JPMorgan Chase Bank NA, 0.38%, 7/17/15(d)	75,000,000
103,500,000	JPMorgan Chase Bank NA, 0.41%, 12/21/14(d)	103,500,000
62,301,000	Wells Fargo & Co., 1.25%, 2/13/15	62,645,720
10,000,000	Wells Fargo & Co., 3.63%, 4/15/15	10,254,312
60,609,000	Wells Fargo & Co., 3.75%, 10/1/14	61,136,984
120,000,000	Wells Fargo Bank NA, 0.37%, 7/22/15(d)	120,000,000

		507,537,016

Banks - Foreign — 2.02%
50,000,000	Nederlandse Waterschapsbank NV, 0.28%, 10/27/14(a)(d)	50,006,811
37,283,000	Nordea Bank AB, 2.25%, 3/20/15(a)	37,802,815
47,055,000	Nordea Bank AB, 3.70%, 11/13/14(a)	47,645,022
20,000,000	Rabobank Nederland NY, 0.41%, 7/25/14(d)	20,002,524
75,000,000	Svenska Handelsbanken AB, 0.36%, 7/2/15(d)	75,000,000

		230,457,172

Banks - United Kingdom — 0.12%
13,351,000	Standard Chartered Plc, 5.50%, 11/18/14(a)	13,612,250

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
Consumer Discretionary — 0.12%
$ 13,750,000	Coca-Cola Co., 0.75%, 3/13/15	$13,794,495

Consumer Staples — 1.74%
120,018,000	Target Corp., 0.40%, 7/18/14(d)	120,029,747
75,000,000	Wal-Mart Stores, Inc., 5.32%, 6/1/15(e)	78,528,769

		198,558,516

Finance - Diversified Domestic — 3.97%
45,000,000	American Honda Finance Corp., 0.23%, 12/5/14(d)	45,000,000
30,000,000	American Honda Finance Corp., 0.23%, 6/4/15(d)	30,000,000
18,200,000	American Honda Finance Corp., 0.32%, 11/13/14(a)(d)	18,209,938
9,205,000	ETC Holdings LLC, 0.08%, 4/1/28, (LOC: U.S. Bank)(d)	9,205,000
85,780,000	General Electric Capital Corp., 2.15%, 1/9/15	86,619,405
21,300,000	General Electric Capital Corp., 3.75%, 11/14/14	21,575,378
10,000,000	General Electric Capital Corp., 4.75%, 9/15/14	10,090,444
17,800,000	Jets Stadium Development LLC, 0.12%, 4/1/47(a)(d)	17,800,000
2,800,000	John Deere Capital Corp., 0.30%, 1/12/15(d)	2,800,924
15,000,000	John Deere Capital Corp., 0.33%, 10/8/14(d)	15,005,586
30,000,000	John Deere Capital Corp., 0.76%, 9/22/14(d)	30,040,731
35,000,000	NGSP, Inc., 0.13%, 6/1/46, (LOC: Wells Fargo Bank)(d)	35,000,000
17,000,000	Paccar Financial Corp., 1.15%, 9/29/14(d)	17,041,499
24,000,000	Toyota Motor Credit Corp., 0.23%, 7/14/14(d)	24,000,000
40,000,000	Toyota Motor Credit Corp., 0.23%, 1/14/15(d)	40,000,000
50,000,000	Toyota Motor Credit Corp., 0.23%, 6/10/15(d)	50,000,000

		452,388,905

Finance - Diversified Foreign — 0.89%
8,970,000	BHP Billiton Finance USA Ltd., 1.00%, 2/24/15	9,013,028
91,877,000	BHP Billiton Finance USA Ltd., 1.13%, 11/21/14	92,181,387

		101,194,415

Health Care — 0.46%
13,720,000	Keep Memory Alive, 0.11%, 5/1/37, (LOC: PNC Bank NA)(d)	13,720,000
39,269,000	Sanofi, 1.20%, 9/30/14	39,358,665

		53,078,665

Information Technology — 0.25%
15,000,000	International Business Machines Corp., 0.20%, 2/4/15(d)	15,001,553
12,965,000	International Business Machines Corp., 0.55%, 2/6/15	12,988,416

		27,989,969

Insurance — 1.40%
16,025,000	Berkshire Hathaway Inc., 0.92%, 8/15/14(d)	16,040,055
57,083,000	Berkshire Hathaway Inc., 3.20%, 2/11/15	58,109,968
63,405,000	Metropolitan Life Global Funding, Series I, 2.00%, 1/9/15(a)	63,956,644

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$21,560,000	New York Life Global Funding, 0.27%, 9/19/14(a)(d)	$21,562,784

		159,669,451

Total Corporate Bonds		2,562,789,912

(Cost $2,562,789,912)
Municipal Bonds — 7.02%
California — 1.43%
55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, Series A, 0.07%, 12/15/37, (Credit Support: Fannie Mae)(d)	55,450,000
77,730,000	University of California TECP, 0.13%, 7/8/14(b)	77,728,035
30,000,000	University of California TECP, 0.13%, 7/21/14(b)	29,997,834

		163,175,869

Georgia — 0.45%
28,825,000	Municipal Electric Authority TECP, 0.15%, 7/28/14(b)	28,825,000
23,000,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.15%, 6/1/28, (LOC: Wells Fargo Bank)(d)	23,000,000

		51,825,000

Illinois — 0.09%
10,000,000	University of Illinois, Series C, 0.10%, 4/1/44, (LOC: Northern Trust Co.)(d)	10,000,000

Kentucky — 0.23%
17,000,000	Kentucky Higher Education Student Loan Corp. Refunding Revenue, Series A1, 0.09%, 6/1/37, (Credit Support: GTY Student Loans), (LOC: State Street B&T Co.)(d)	17,000,000
9,000,000	Kentucky Higher Education Student Loan Corp. Refunding Revenue, Series A2, 0.09%, 6/1/38, (Credit Support: GTY Student Loans), (LOC: State Street B&T Co.)(d)	9,000,000

		26,000,000

Maryland — 0.09%
10,475,000	Montgomery County Housing Opportunites Commission Refunding Revenue, Series D, 0.11%, 7/1/39, (LOC: PNC Bank NA, Freddie Mac)(d)	10,475,000

Michigan — 0.44%
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.11%, 9/1/50, (LOC: PNC Bank NA)(d)	25,000,000
25,000,000	Michigan Finance Authority Taxable School Loan Revolving Fund, Series A, 0.10%, 9/1/53, (LOC: JP Morgan Chase Bank NA)(d)	25,000,000

		50,000,000

New Jersey — 0.19%
21,495,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Refunding Revenue, 0.08%, 7/1/38, (LOC: JP Morgan Chase Bank NA)(d)	21,495,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
New York — 0.84%
$ 50,000,000	Long Island NY Power Authority TECP, 0.15%, 7/8/14(b)	$50,000,000
9,300,000	Nassau Health Care Corp. Refunding Revenue, Series A, 0.12%, 8/1/22, (Credit Support: County GTY), (LOC: JP Morgan Chase Bank NA)(d)	9,300,000
36,970,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 0.09%, 4/15/36, (Credit Support: Fannie Mae)(d)	36,970,000

		96,270,000

Pennsylvania — 0.65%
54,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.11%, 10/1/28, (LOC: PNC Bank NA)(d)	54,900,000
19,055,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.11%, 11/1/30, (LOC: PNC Bank NA)(d)	19,055,000

		73,955,000

South Dakota — 0.95%
45,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.08%, 5/1/37(d)	45,000,000
29,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series F, 0.08%, 5/1/39(d)	29,000,000
34,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series I, 0.08%, 5/1/38(d)	34,000,000

		108,000,000

Utah — 0.06%
7,280,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.15%, 6/1/31, (LOC: Wells Fargo Bank)(d)	7,280,000

Virginia — 1.60%
168,000,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO17, Class A, 0.11%, 9/15/50, (Credit Support: Freddie Mac)(d)	168,000,000
13,880,000	Newport News Economic Development Authority Industrial Improvement Revenue, Series B, 0.15%, 7/1/31, (LOC: JP Morgan Chase Bank NA)(d)	13,880,000

		181,880,000

Total Municipal Bonds		800,355,869

(Cost $800,355,869)

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
Repurchase Agreements — 16.00%
$ 65,000,000	BNP Paribas Securities Corp., dated 6/30/14; due 7/1/14 at 0.09% with maturity value of $65,000,163 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 1/15/26 to 2/15/44 at rates ranging from 1.375% to 2.000%, aggregate original par and fair value of $58,424,200 and $66,300,092, respectively)	$65,000,000
350,000,000	BNP Paribas Securities Corp., dated 6/30/14; due 7/1/14 at 0.11% with maturity value of $350,001,069 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 5/1/26 to 6/1/44 at rates ranging from 2.50% to 6.50%, aggregate original par and fair value of $492,850,566 and $357,000,001, respectively)	350,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $423,300,093)	415,000,000

50,000,000	Citibank N.A., dated 6/24/14; due 7/1/14 at 0.05% with maturity value of $50,000,486 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/31/18 to 2/15/44 at rates ranging from 1.375% to 4.375%, aggregate original par and fair value of $50,041,200 and $51,000,053, respectively)	50,000,000
50,000,000	Citibank N.A., dated 6/26/14; due 7/3/14 at 0.06% with maturity value of $50,000,583 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/31/14 to 5/15/40 at rates ranging from 0.00% to 4.375%, aggregate original par and fair value of $52,907,645 and $51,000,034, respectively)	50,000,000
50,000,000	Citibank N.A., dated 6/26/14; due 7/3/14 at 0.07% with maturity value of $50,000,681 (fully collateralized by U.S. Treasury, Freddie Mac, Federal Farm Credit Bank and Federal Home Loan Bank securities with maturity dates ranging from 5/28/15 to 12/17/29 at rates ranging from 0.00% to 3.03%, aggregate original par and fair value of $56,814,000 and $51,000,085, respectively)	50,000,000
110,000,000	Citibank N.A., dated 6/30/14; due 7/1/14 at 0.08% with maturity value of $110,000,244 (fully collateralized by U.S. Treasury, Freddie Mac and Federal Home Loan Bank securities with maturity dates ranging from 5/12/15 to 11/30/15 at rates ranging from 0.10% to 5.10%, aggregate original par and fair value of $112,069,300 and $112,200,016, respectively)	110,000,000

	Total Value of Citibank N.A., (collateral value of $265,200,188)	260,000,000

325,000,000	Federal Reserve, dated 6/30/14; due 7/1/14 at 0.05% with maturity value of $325,000,451 (fully collateralized by a U.S. Treasury security with a maturity date of 2/15/41 at a rate of 4.75%, original par and fair value of $253,369,400 and $325,000,499, respectively)	325,000,000

	Total Value of Federal Reserve, (collateral value of $325,000,499)	325,000,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$100,000,000	Goldman Sachs & Co., dated 6/30/14; due 7/1/14 at 0.10% with maturity value of $100,000,278 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 3/20/44 to 6/20/44 at rates ranging from 4.00% to 4.50%, aggregate original par and fair value of $94,986,908 and $102,000,000, respectively)	$100,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $102,000,000)	100,000,000

100,000,000	JP Morgan Securities, dated 8/13/13; due 8/12/14 at 0.39% with maturity value of Principal Amount plus interest accrued until maturity (fully collateralized by Fannie Mae, Freddie Mac and Federal Home Loan Bank securities with maturity dates ranging from 7/1/14 to 5/1/48 at rates ranging from 0.50% to 11.50%, aggregate original par and fair value of $334,450,694 and $102,000,075, respectively)(d)(f)	100,000,000

	Total Value of JP Morgan Securities, (collateral value of $102,000,075)	100,000,000

25,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 6/30/14; due 7/1/14 at 0.06% with maturity value of $25,000,042 (fully collateralized by Fannie Mae, Freddie Mac, Federal Farm Credit Bank and Federal Home Loan Bank securities with maturity dates ranging from 10/15/14 to 3/17/31 at rates ranging from 0.00% to 1.75%, aggregate original par and fair value of $27,581,000 and $25,500,077, respectively)	25,000,000
75,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 6/30/14; due 7/1/14 at 0.10% with maturity value of $75,000,208 (fully collateralized by a Freddie Mac security with a maturity date of 8/1/42 at a rate of 3.50%, original par and fair value of $93,649,741 and $76,500,000, respectively)	75,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $102,000,077)	100,000,000

250,000,000	TD Securities (USA), dated 6/30/14; due 7/1/14 at 0.11% with maturity value of $250,000,764 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 2/1/26 to 1/1/44 at rates ranging from 2.50% to 5.00%, aggregate original par and fair value of $315,749,197 and $255,000,000, respectively)	250,000,000

	Total Value of TD Securities (USA), (collateral value of $255,000,000)	250,000,000

175,000,000	Wells Fargo Securities, dated 6/30/14; due 7/1/14 at 0.08% with maturity value of $175,000,389 (fully collateralized by U.S. Treasury Note securities with maturity dates ranging from 5/15/15 to 6/30/20 at rates of 0.375% to 4.500%, aggregate original par and fair value of $176,785,800 and $178,500,065, respectively)	175,000,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$100,000,000	Wells Fargo Securities, dated 6/30/14; due 7/1/14 at 0.10% with maturity value of $100,000,278 (fully collateralized by Freddie Mac, Ginnie Mae and Federal Home Loan Bank securities with maturity dates ranging from 11/14/14 to 2/20/44 at rates ranging from 1.20% to 8.25%, aggregate original par and fair value of $98,621,193 and $102,000,001, respectively)	$100,000,000

	Total Value of Wells Fargo Securities, (collateral value of $280,500,066)	275,000,000

Total Repurchase Agreements		1,825,000,000

(Cost $1,825,000,000)

Total Investments		$11,268,257,687
(Cost $11,268,257,687)(g) — 98.78%

Other assets in excess of liabilities — 1.22%		139,252,416

NET ASSETS — 100.00%		$11,407,510,103

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2014. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	This security is considered illiquid as to its marketability.
The total investment in restricted and illiquid securities representing $100,000,000 or 0.88% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/14 Carrying Value Per Unit
100,000,000	JP Morgan Securities	08/13/2013	$100,000,000	$100.00

(g)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GTY - Guaranty

LOC - Letter of Credit

TECP - Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

June 30, 2014 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Corporate Bonds — 0.26%
Information Technology — 0.26%
$15,200,000	Net Magan Two LLC, 0.15%, 4/1/26, (LOC: Federal Home Loan Bank)(a)	$15,200,000

Total U.S. Government Agency Backed Corporate Bonds		15,200,000

(Cost $15,200,000)
U.S. Government Agency Backed Municipal Bonds — 12.42%
California — 3.08%
13,610,000	California Housing Finance Agency Revenue, Series C, 0.04%, 2/1/37, (LOC: Fannie Mae, Freddie Mac)(a)	13,610,000
10,300,000	California Housing Finance Agency Revenue, Series M, 0.08%, 8/1/34, (LOC: Fannie Mae, Freddie Mac)(a)	10,300,000
14,600,000	California Statewide Communities Development Agency Multi Family Revenue, Series DD, 0.07%, 10/15/36, (Credit Support: Fannie Mae)(a)	14,600,000
15,300,000	California Statewide Communities Development Authority Multi Family Revenue, Series C, 0.07%, 5/15/35, (Credit Support: Fannie Mae)(a)	15,300,000
10,750,000	California Statewide Communities Development Authority Multi Family Revenue, Series E, 0.07%, 12/15/35, (Credit Support: Fannie Mae)(a)	10,750,000
10,300,000	California Statewide Communities Development Authority Multi Family Revenue, Series M, 0.07%, 12/1/34, (Credit Support: Freddie Mac)(a)	10,300,000
29,320,000	California Statewide Communities Development Authority Single Family Revenue, Series NN-1, 0.07%, 11/15/37, (Credit Support: Fannie Mae)(a)	29,320,000
18,500,000	City of Los Angeles Housing Beverly Park Apartments Revenue, Series A, 0.08%, 8/1/18, (Credit Support: Freddie Mac)(a)	18,500,000
8,500,000	City of San Jose Cinnabar Commons Revenue, Series C, 0.07%, 2/1/37, (Credit Support: Freddie Mac)(a)	8,500,000
12,600,000	Sacramento Housing & Redevelopment Agency 18th & L Apartments Revenue, Series E, 0.07%, 1/15/36, (Credit Support: Fannie Mae)(a)	12,600,000
12,595,000	San Diego Housing Authority Hillside Garden Apartment Revenue, Series B, 0.08%, 1/15/35, (Credit Support: Fannie Mae)(a)	12,595,000
20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.07%, 6/15/25, (Credit Support: Fannie Mae)(a)	20,800,000

		177,175,000

Indiana — 0.48%
27,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.05%, 11/15/37, (Credit Support: Fannie Mae)(a)	27,700,000

Nevada — 0.89%
7,000,000	Nevada Housing Division Multi Unit Housing, Apache Project, Series A, 0.05%, 10/15/32, (Credit Support: Fannie Mae)(a)	7,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$10,800,000	Nevada Housing Division Multi Unit Housing, Silver Project, Series A, 0.05%, 10/15/35, (LOC: Fannie Mae)(a)	$10,800,000
16,300,000	Nevada Housing Division Multi Unit Housing, Sonoma Palms, 0.05%, 4/15/39, (Credit Support: Fannie Mae)(a)	16,300,000
17,000,000	Nevada Housing Division Multi Unit Housing, Southwest VLG Project, 0.05%, 10/15/38, (Credit Support: Fannie Mae)(a)	17,000,000

		51,100,000

New York — 5.65%
37,500,000	New York City Housing Development Corp.West 61st Street Apartments Revenue, Series A, 0.04%, 12/15/37, (Credit Support: Fannie Mae)(a)	37,500,000
20,000,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.07%, 5/15/32, (Credit Support: Fannie Mae)(a)	20,000,000
22,300,000	New York State Housing Finance Agency 1501 Lex Revenue, Series A, 0.08%, 5/15/32, (Credit Support: Fannie Mae)(a)	22,300,000
21,000,000	New York State Housing Finance Agency 750 6th. Ave. Revenue, Series A, 0.04%, 5/15/31, (Credit Support: Fannie Mae)(a)	21,000,000
60,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.04%, 11/1/38, (Credit Support: Freddie Mac)(a)	60,000,000
13,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.04%, 11/1/38, (Credit Support: Freddie Mac)(a)	13,000,000
12,000,000	New York State Housing Finance Agency Clinton Green South Revenue, Series A, 0.04%, 11/1/38, (Credit Support: Freddie Mac)(a)	12,000,000
51,750,000	New York State Housing Finance Agency North End Revenue, Series A, 0.04%, 11/15/36, (Credit Support: Fannie Mae)(a)	51,750,000
13,320,000	New York State Housing Finance Agency Ocean Park Apartments Revenue, Series A, 0.08%, 5/15/35, (Credit Support: Fannie Mae)(a)	13,320,000
50,000,000	New York State Housing Finance Agency Theater Row Revenue, Series A, 0.04%, 11/1/32, (Credit Support: Freddie Mac)(a)	50,000,000
11,800,000	New York State Housing Finance Agency Tribeca Revenue, Series A, 0.04%, 11/15/29, (Credit Support: Fannie Mae)(a)	11,800,000
13,000,000	New York State Housing Finance Agency Victory Housing Revenue, Series 2002-A, 0.04%, 11/1/33, (Credit Support: Freddie Mac)(a)	13,000,000

		325,670,000

Virginia — 1.88%
51,600,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO15, Class A, 0.10%, 5/15/46, (Credit Support: Freddie Mac)(a)	51,600,000
32,300,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO21, Class A, 0.10%, 6/15/36, (Credit Support: Freddie Mac)(a)	32,300,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 9,560,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO25, Class A, 0.11%, 9/15/38, (Credit Support: Freddie Mac)(a)	$9,560,000
14,905,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO28, Class A, 0.08%, 9/15/24(a)	14,905,000

		108,365,000

Washington — 0.44%
25,180,000	Washington State Housing Finance Commission Queen Anne Project Revenue, Series A, 0.08%, 9/1/38, (Credit Support: Fannie Mae)(a)	25,180,000

Total U.S. Government Agency Backed Municipal Bonds		715,190,000

(Cost $715,190,000)
U.S. Government Agency Obligations — 63.82%
Fannie Mae — 26.06%
67,150,000	0.06%, 7/1/14(b)	67,150,000
17,641,900	0.07%, 8/1/14(b)	17,640,799
67,150,000	0.07%, 8/1/14(b)	67,145,808
169,808,000	0.07%, 7/1/14(b)	169,808,000
101,918,000	0.08%, 8/1/14(b)	101,911,198
51,000,000	0.08%, 9/2/14(b)	50,992,860
141,867,000	0.08%, 9/2/14(b)	141,848,380
34,313,000	0.09%, 10/1/14(b)	34,304,889
141,696,500	0.09%, 10/1/14(b)	141,663,004
141,696,500	0.10%, 7/1/14(b)	141,696,500
34,436,000	0.10%, 7/1/14(b)	34,436,000
52,000,000	0.10%, 7/1/14(b)	52,000,000
16,317,300	0.10%, 10/1/14(b)	16,313,338
39,215,300	0.10%, 10/1/14(b)	39,205,779
164,800,000	0.12%, 2/27/15(a)	164,792,480
25,000,000	0.17%, 12/1/14(b)	24,981,938
92,889,100	0.19%, 10/1/14(b)	92,844,591
72,000,000	0.36%, 8/11/14(a)	72,020,923
16,898,000	0.38%, 3/16/15	16,922,394
5,000,000	0.50%, 7/2/15	5,015,902
30,830,000	2.63%, 11/20/14	31,131,446
17,270,000	3.00%, 9/16/14	17,372,022

		1,501,198,251

Federal Farm Credit Bank — 3.46%
25,000,000	0.12%, 7/16/15(a)	25,001,080
58,000,000	0.12%, 2/11/16(a)	57,985,967
20,000,000	0.12%, 1/25/16(a)	19,999,214
50,000,000	0.16%, 5/5/16(a)	50,014,173
30,475,000	0.18%, 4/6/15(a)	30,485,515
8,120,000	0.23%, 7/15/16(a)	8,133,876
2,465,000	0.27%, 2/24/15	2,466,398

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 5,480,000	0.30%, 7/18/14	$5,480,592

		199,566,815

Federal Home Loan Bank — 24.58%
74,860,000	0.07%, 8/13/14(b)	74,853,807
75,000,000	0.07%, 8/22/14(b)	74,992,417
50,000,000	0.07%, 9/3/14(b)	49,993,778
9,545,000	0.07%, 8/1/14(b)	9,544,425
25,000,000	0.08%, 9/26/14(b)	24,995,287
50,000,000	0.09%, 9/17/14(b)	49,990,683
55,750,000	0.09%, 7/8/14	55,749,450
31,000,000	0.09%, 8/12/14(a)	30,999,822
57,000,000	0.09%, 8/20/14(a)	56,999,610
75,000,000	0.09%, 9/12/14(b)	74,987,073
37,000,000	0.10%, 8/20/14(a)	37,000,000
45,000,000	0.10%, 11/26/14(a)	45,002,973
50,000,000	0.10%, 2/23/15(a)	50,000,000
10,000,000	0.10%, 3/20/15(a)	10,000,069
50,000,000	0.10%, 3/26/15(a)	50,000,000
18,000,000	0.10%, 9/12/14(a)	18,000,000
26,500,000	0.10%, 11/14/14(a)	26,501,109
50,000,000	0.11%, 4/10/15(a)	49,992,129
25,000,000	0.12%, 9/28/15(a)	24,996,830
50,000,000	0.12%, 10/14/15(a)	49,993,568
38,000,000	0.12%, 8/14/14	38,002,435
28,000,000	0.13%, 7/15/14	27,999,216
75,000,000	0.13%, 7/25/14	74,997,429
25,000,000	0.13%, 9/3/14	24,997,155
25,000,000	0.13%, 12/19/14	24,992,131
23,000,000	0.13%, 1/23/15	22,993,211
50,000,000	0.13%, 9/17/15(a)	49,990,575
50,000,000	0.13%, 6/26/15(a)	50,000,000
40,000,000	0.15%, 11/20/15(a)	40,000,000
20,000,000	0.17%, 8/26/14	19,999,619
25,000,000	0.17%, 9/11/14	24,999,260
25,000,000	0.17%, 9/16/14	24,998,787
25,000,000	0.17%, 1/13/15	24,998,335
20,000,000	0.17%, 6/25/15	19,997,561
16,275,000	0.17%, 12/11/14	16,273,731
25,000,000	0.19%, 7/25/14	25,000,323
19,400,000	0.25%, 2/20/15	19,408,342
6,550,000	3.25%, 9/12/14	6,589,881
11,265,000	4.50%, 2/18/15	11,572,801
3,310,000	5.25%, 9/12/14	3,343,304

		1,415,747,126

Freddie Mac — 9.24%
99,000,000	0.14%, 6/26/15(a)	99,020,276

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 75,000,000	0.14%, 7/16/15(a)	$75,024,264
50,000,000	0.14%, 11/25/15(a)	50,000,000
25,000,000	0.15%, 10/6/14(b)	24,990,233
10,000,000	0.15%, 11/3/14(b)	9,994,792
58,000,000	0.15%, 12/5/14(a)	58,017,934
25,000,000	0.17%, 1/6/15(b)	24,977,687
4,450,000	0.50%, 9/19/14	4,454,028
17,209,000	0.75%, 11/25/14	17,254,295
70,903,000	1.00%, 8/27/14	71,004,929
2,606,000	2.88%, 2/9/15	2,648,565
12,000,000	3.00%, 7/28/14	12,026,073
25,000,000	4.38%, 7/17/15	26,093,634
16,031,000	4.50%, 1/15/15	16,406,839
40,000,000	5.00%, 7/15/14	40,075,718

		531,989,267

Overseas Private Investment Corp. — 0.48%
700,000	0.11%, 3/15/15(a)	700,000
27,000,000	0.12%, 7/15/25(a)	27,000,000

		27,700,000

Total U.S. Government Agency Obligations		3,676,201,459

(Cost $3,676,201,459)

U.S. Treasury Obligations — 2.50%
U.S. Treasury Notes — 2.50%
25,000,000	0.07%, 1/31/16(a)	24,997,991
30,000,000	0.25%, 2/28/15	30,012,891
25,000,000	0.25%, 7/15/15	25,024,319
34,000,000	0.63%, 7/15/14	34,005,946
30,000,000	2.38%, 8/31/14	30,111,346

		144,152,493

Total U.S. Treasury Obligations		144,152,493

(Cost $144,152,493)

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
Repurchase Agreements — 25.08%
$160,000,000	BNP Paribas Securities Corp., dated 6/30/14; due 7/1/14 at 0.11% with maturity value of $160,000,489 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 5/1/26 to 6/1/44 at rates ranging from 3.00% to 6.00%, aggregate original par and fair value of $227,226,268 and $163,200,000, respectively)	$160,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $163,200,000)	160,000,000

100,000,000	Citibank N.A., dated 6/24/14; due 7/1/14 at 0.05% with maturity value of $100,000,972 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 3/31/15 to 2/15/44 at rates ranging from 0.250% to 4.375%, aggregate original par and fair value of $84,841,000 and $102,000,019, respectively)	100,000,000
100,000,000	Citibank N.A., dated 6/24/14; due 7/1/14 at 0.06% with maturity value of $100,001,167 (fully collateralized by U.S. Treasury, Fannie Mae, Freddie Mac and Federal Home Loan Bank securities with maturity dates ranging from 7/31/14 to 1/15/27 at rates ranging from 0.000% to 2.375%, aggregate original par and fair value of $97,706,300 and $102,000,758, respectively)	100,000,000
50,000,000	Citibank N.A., dated 6/26/14; due 7/3/14 at 0.06% with maturity value of $50,000,583 (fully collateralized by U.S. Treasury Notes with maturity dates ranging from 4/30/17 to 4/30/20 at rates of 0.875% to 3.500%, aggregate original par and fair value of $52,503,300 and $51,000,008, respectively)	50,000,000
100,000,000	Citibank N.A., dated 6/26/14; due 7/3/14 at 0.07% with maturity value of $100,001,361 (fully collateralized by U.S. Treasury, Fannie Mae, Freddie Mac, Federal Farm Credit Bank, and Federal Home Loan Bank securities with maturity dates ranging from 2/13/15 to 3/15/31 at rates ranging from 0.00% to 6.03%, aggregate original par and fair value of $118,418,900 and $102,000,078, respectively)	100,000,000
35,000,000	Citibank N.A., dated 6/30/14; due 7/1/14 at 0.06% with maturity value of $35,000,058 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 1/15/22 to 5/15/38 at rates ranging from 0.000% to 0.125%, aggregate original par and fair value of $44,699,332 and $35,700,090, respectively)	35,000,000
140,000,000	Citibank N.A., dated 6/30/14; due 7/1/14 at 0.08% with maturity value of $140,000,311 (fully collateralized by U.S. Treasury, Fannie Mae, Freddie Mac and Federal Home Loan Bank securities with maturity dates ranging from 8/22/14 to 1/30/23 at rates ranging from 0.000% to 5.375%, aggregate original par and fair value of $153,541,300 and $142,800,136, respectively)	140,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$10,000,000	Citibank N.A., dated 6/30/14; due 7/1/14 at 0.10% with maturity value of $10,000,028 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 3/20/42 to 12/20/42 at rates ranging from 3.00% to 4.00%, aggregate original par and fair value of $11,502,248 and $10,200,001, respectively)	$10,000,000

	Total Value of Citibank N.A., (collateral value of $545,701,090)	535,000,000

150,000,000	Federal Reserve, dated 6/30/14; due 7/1/14 at 0.05% with maturity value of $150,000,208 (fully collateralized by a U.S. Treasury security with a maturity date of 2/15/41 at a rate of 4.75%, original par and fair value of $116,939,800 and $150,000,329, respectively)	150,000,000

	Total Value of Federal Reserve, (collateral value of $150,000,329)	150,000,000

50,000,000	Goldman Sachs & Co., dated 6/30/14; due 7/1/14 at 0.09% with maturity value of $50,000,125 (fully collateralized by Freddie Mac and Federal Home Loan Bank securities with maturity dates ranging from 12/5/14 to 7/15/32 at rates ranging from 0.20% to 6.25%, aggregate original par and fair value of $46,745,017 and $51,000,001, respectively)	50,000,000
100,000,000	Goldman Sachs & Co., dated 6/30/14; due 7/1/14 at 0.10% with maturity value of $100,000,278 (fully collateralized by a Ginnie Mae security with a maturity date of 6/20/44 at a rate of 4.00%, original par and fair value of $94,962,587 and $102,000,001, respectively)	100,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $153,000,002)	150,000,000

50,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 6/24/14; due 7/1/14 at 0.05% with maturity value of $50,000,486 (fully collateralized by a Freddie Mac security with a maturity date of 8/1/42 at a rate of 3.50%, original par and fair value of $62,433,161 and $51,000,001, respectively)	50,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 6/26/14; due 7/3/14 at 0.07% with maturity value of $50,000,681 (fully collateralized by a Freddie Mac security with a maturity date of 8/1/42 at a rate of 3.50%, original par and fair value of $62,433,161 and $51,000,001, respectively)	50,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $102,000,002)	100,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$100,000,000	TD Securities (USA), dated 6/30/14; due 7/1/14 at 0.11% with maturity value of $100,000,306 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 10/1/25 to 6/1/43 at rates ranging from 2.50% to 4.50%, aggregate original par and fair value of $120,708,367 and $102,000,000, respectively)	$100,000,000

	Total Value of TD Securities (USA), (collateral value of $102,000,000)	100,000,000

200,000,000	Wells Fargo Securities, dated 6/30/14; due 7/1/14 at 0.08% with maturity value of $200,000,444 (fully collateralized by U.S. Treasury Notes with maturity dates ranging from 11/15/14 to 7/31/17 at rates ranging from 0.25% to 4.25%, aggregate original par and fair value of $197,830,900 and $204,000,031, respectively)	200,000,000
50,000,000	Wells Fargo Securities, dated 6/30/14; due 7/1/14 at 0.10% with maturity value of $50,000,139 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 11/15/30 to 7/15/32 at rates ranging from 6.250% to 6.625%, aggregate original par and fair value of $36,409,000 and $51,137,808, respectively)	50,000,000

	Total Value of Wells Fargo Securities, (collateral value of $255,137,839)	250,000,000

Total Repurchase Agreements		1,445,000,000

(Cost $1,445,000,000)

Total Investments		$5,995,743,952
(Cost $5,995,743,952)(c) — 104.08%

Liabilities in excess of other assets — (4.08)%		(235,126,398)

NET ASSETS — 100.00%		$5,760,617,554

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2014. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LOC -Letter of Credit

    See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

June 30, 2014 (Unaudited)

Principal Amount		Value
Municipal Bonds — 98.13%
California — 0.97%
$ 6,645,000	California Municipal Finance Authority Pacific Meadows Apartments Revenue, 0.09%, 10/1/47, (Credit Support: Freddie Mac)(a)(b)	$6,645,000
5,600,000	County of San Bernardino Sycamore Terrace Refunding Revenue, Series A, 0.09%, 5/15/29, (Credit Support: Fannie Mae)(b)	5,600,000

		12,245,000

Colorado — 2.17%
4,365,000	Colorado Educational & Cultural Facilities Authority Private Primary Schools Revenue, 0.07%, 5/1/32, (LOC: U.S. Bank NA)(b)	4,365,000
4,390,000	Colorado Educational & Cultural Facilities Authority Refunding Revenue, 0.07%, 11/1/33, (LOC: U.S. Bank NA)(b)	4,390,000
1,130,000	Colorado Health Facilities Authority Arapahoe Housing Project Revenue, Series A, 0.15%, 4/1/24, (LOC: Wells Fargo Bank)(b)	1,130,000
8,530,000	Colorado State Health Facilites Authority, Evangelical Nursing Home Revenue, 0.06%, 6/1/37, (LOC: U.S. Bank NA)(b)	8,530,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.06%, 12/1/24, (LOC: U.S. Bank NA)(b)	3,475,000
4,910,000	Gateway Regional Metropolitan District Refunding GO, 0.15%, 12/1/37, (LOC: Wells Fargo Bank)(b)	4,910,000
485,000	Parker Automotive Metropolitan District GO, 0.07%, 12/1/34, (LOC: U.S. Bank NA)(b)	485,000

		27,285,000

District Of Columbia — 2.15%
3,210,000	District of Columbia Children’s Defense Fund Refunding Revenue, 0.15%, 4/1/22, (LOC: Wells Fargo Bank)(b)	3,210,000
1,500,000	District of Columbia Internships and Academic Revenue, 0.06%, 7/1/36, (LOC: Branch Banking & Trust)(b)	1,500,000
22,300,000	Metropolitan Washington Airports Authority Refunding Revenue, Subseries C2, 0.06%, 10/1/39, (LOC: Barclays Bank PLC)(b)	22,300,000

		27,010,000

Florida — 2.18%
3,825,000	Florida State Housing Finance Corp. South Pointe Project Refunding Revenue, Series J, 0.07%, 2/15/28, (Credit Support: Fannie Mae)(b)	3,825,000
7,465,000	Hillsborough Community College Foundation Inc. Revenue, 0.05%, 12/1/33, (LOC: BMO Harris Bank NA)(b)	7,465,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.08%, 4/1/27(a)(b)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.08%, 10/1/25(a)(b)	2,225,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 8,690,000	Orange County Housing Finance Authority, Post Fountains Project Refunding Revenue, 0.06%, 6/1/25, (Credit Support: Fannie Mae)(b)	$8,690,000

		27,450,000

Georgia — 0.94%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.06%, 9/1/26, (Credit Support: Fannie Mae)(b)	7,215,000
4,670,000	Fulton County Development Authority School Improvement Revenue, 0.06%, 8/1/35, (LOC: Branch Banking & Trust)(b)	4,670,000

		11,885,000

Illinois — 7.42%
14,495,000	City of Chicago Refunding GO, Series D-2, 0.04%, 1/1/40, (LOC: Northern Trust Co.)(b)	14,495,000
2,985,000	City of Chicago Waterworks Refunding Revenue, Sub Series, 04-3, 0.09%, 11/1/31, (LOC: State Street Bank & Trust)(b)	2,985,000
20,000,000	Illinois Educational Facilities Authority TECP, 0.10%, 8/1/14, (LOC: Northern Trust Co.)(c)	20,000,000
7,030,000	Illinois Finance Authority Robert Morris College Revenue, 0.05%, 6/1/24, (LOC: JP Morgan Chase Bank NA)(b)	7,030,000
5,650,000	Illinois Finance Authority, Steppenwolf Theatre Co. Project Refunding Revenue, 0.06%, 3/1/43, (LOC: Northern Trust Co.)(b)	5,650,000
8,200,000	Illinois Finance Authority, Wesleyan University Refunding Revenue, 0.07%, 9/1/23, (LOC: PNC Bank NA)(b)	8,200,000
8,700,000	Illinois State Development Finance Authority, Oak Park Residence Corp. Project Revenue, 0.06%, 7/1/41, (LOC: PNC Bank NA)(b)	8,700,000
20,500,000	Illinois State Toll Highway Authority Highway Improvement Revenue, Series A-2A, 0.07%, 7/1/30, (LOC: Bank of Tokyo-Mitsubishi UFJ)(b)	20,500,000
5,805,000	Village of Channahon Morris Hospital Refunding Revenue, Series A, 0.06%, 12/1/23, (LOC: U.S. Bank NA)(b)	5,805,000

		93,365,000

Indiana — 1.87%
23,600,000	Indiana Finance Authority Ascension Health Refunding Revenue, Series E7, 0.06%, 11/15/33(b)	23,600,000

Iowa — 1.10%
5,400,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.06%, 12/1/14, (LOC: Federal Home Loan Bank, Des Moines)(b)	5,400,000
1,125,000	County of Woodbury Siouxland Medical Education Foundation Revenue, 0.15%, 11/1/16, (LOC: U.S. Bank NA)(b)	1,125,000
7,270,000	Iowa Higher Education Loan Authority University & College Revenue, 0.15%, 5/1/20, (LOC: Wells Fargo Bank)(b)	7,270,000

		13,795,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
Louisiana — 3.16%
$ 17,000,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Revenue, Series A, 0.03%, 8/1/35(b)	$17,000,000
9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.07%, 10/1/37, (LOC: Federal Home Loan Bank, Dallas)(b)	9,055,000
12,600,000	Louisiana Public Facilities Authority, Multifamily Housing Refunding Revenue, 0.06%, 4/1/36, (Credit Support: Freddie Mac)(b)	12,600,000
1,155,000	Terrebonne Economic Devlopment Authority, Buquet District Industrial Revenue, 0.30%, 9/1/29, (LOC: Federal Home Loan Bank, Dallas)(b)	1,155,000

		39,810,000

Maryland — 1.41%
17,765,000	Johns Hopkins University TECP, 0.09%, 7/2/14(c)	17,765,000

Massachusetts — 1.40%
17,595,000	JP Morgan Chase Putters/Drivers Trust GO, Series 4320, 0.04%, 5/31/16(a)(b)	17,595,000

Michigan — 3.80%
35,795,000	Michigan State Hospital Finance Authority, Trinity Health Group Revenue TECP, 0.07%, 7/16/14(c)	35,795,000
12,010,000	University of Michigan TECP, 0.07%, 7/8/14(c)	12,010,000

		47,805,000

Minnesota — 12.83%
1,825,000	City of Bloomington Bristol Village Apartments Project Refunding Revenue, Series A1, 0.08%, 11/15/32, (Credit Support: Fannie Mae)(b)	1,825,000
4,860,000	City of Burnsville Berkshire Project Refunding Revenue, Series A, 0.08%, 7/15/30, (Credit Support: Fannie Mae)(b)	4,860,000
12,035,000	City of Inver Grove Heights Refunding Revenue, 0.06%, 5/15/35, (Credit Support: Fannie Mae)(b)	12,035,000
6,300,000	City of Minnetonka Beacon Hill Refunding Revenue, 0.06%, 5/15/34, (Credit Support: Fannie Mae)(b)	6,299,994
3,820,000	City of Saint Louis Park Parkshore Senior Project Refunding Revenue, 0.07%, 8/1/34, (Credit Support: Freddie Mac)(b)	3,820,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.07%, 9/15/33, (Credit Support: Fannie Mae)(b)	5,565,000
1,080,000	City of Spring Lake Park Oak Crest Apartments Project Refunding Revenue, 0.06%, 2/15/33, (Credit Support: Fannie Mae)(b)	1,080,000
1,065,000	Minnesota State Public Improvements GO, Series A, 5.00%, 6/1/15	1,112,330
19,120,000	Minnesota State Refunding GO, Series D, 5.00%, 8/1/14	19,199,251
8,550,000	Rochester Health Care Facilities TECP, 0.07%, 7/7/14, (Credit Support: Mayo Clinic Foundation)(c)	8,550,000
20,000,000	Rochester Health Care Facilities TECP, 0.07%, 7/15/14, (Credit Support: Mayo Clinic Foundation)(c)	20,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 10,000,000	Rochester Health Care Facilities TECP, 0.07%, 7/16/14, (Credit Support: Mayo Clinic Foundation)(c)	$10,000,000
1,020,000	Saint Paul Independent School District No. 625 School Improvements GO, Series A, 4.00%, 2/1/15, (Credit Support: MN School District Credit Program)	1,043,042
7,745,000	Saint Paul Port Authority Sibley Project Refunding Revenue, 0.07%, 2/1/34, (Credit Support: Freddie Mac)(b)	7,744,995
3,500,000	University of Minnesota TECP, 0.06%, 7/1/14(c)	3,500,000
29,750,000	University of Minnesota TECP, 0.06%, 7/7/14(c)	29,750,000
25,000,000	University of Minnesota TECP, 0.07%, 7/1/14(c)	25,000,000

		161,384,612

Mississippi — 4.56%
19,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series A, 0.03%, 12/1/30(b)	19,000,000
11,300,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series B, 0.02%, 11/1/35(b)	11,300,000
9,700,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series B, 0.05%, 12/1/30(b)	9,700,000
3,200,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series F, 0.01%, 11/1/35(b)	3,200,000
6,990,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series K, 0.02%, 11/1/35(b)	6,990,000
7,140,000	Mississippi Business Finance Corp., King Edward Hotel Project Revenue, 0.06%, 5/1/39, (LOC: Federal Home Loan Bank, Atlanta)(b)	7,140,000

		57,330,000

Missouri — 1.06%
3,400,000	Kansas City, Roe Bartle Refunding Revenue, Series E, 0.07%, 4/15/34, (LOC: Sumitomo Mitsui Banking)(b)	3,400,000
5,000,000	Kansas City, Roe Bartle Refunding Revenue, Series F, 0.07%, 4/15/25, (LOC: Sumitomo Mitsui Banking)(b)	5,000,000
4,980,000	Nodaway County Industrial Development Authority Northwest Foundation Inc. Revenue, 0.06%, 11/1/28, (LOC: U.S. Bank NA)(b)	4,980,000

		13,380,000

Montana — 2.42%
1,700,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.16%, 3/1/29(b)	1,700,000
14,775,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.16%, 3/1/32(b)	14,774,524
6,000,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.16%, 3/1/35(b)	6,000,000
8,000,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.16%, 3/1/38(b)	8,000,000

		30,474,524

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
New Hampshire — 0.49%
$ 6,150,000	New Hampshire Business Finance Authority Taylor Home Revenue, Series B, 0.05%, 5/1/35, (LOC: TD Bank N.A.)(b)	$6,150,000

New York — 7.33%
2,615,000	New York City Industrial Development Agency, Brooklyn United Methodist Project Revenue, 0.05%, 7/1/22, (LOC: TD Bank N.A.)(b)	2,615,000
6,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue, 0.03%, 11/1/29(b)	6,000,000
19,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue, Subseries C, 2.50%, 11/1/14	19,177,192
6,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries C5, 0.05%, 11/1/41, (LOC: Sumitomo Mitsui Banking)(b)	6,500,000
8,500,000	New York State Dormitory Authority Refunding Revenue, Series A, 0.10%, 7/1/28, (LOC: TD Bank NA)(b)	8,500,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.10%, 8/1/15, (LOC: Wells Fargo Bank)(b)	27,400,000
17,000,000	New York State Liberty Development Corp. 3 World Trade Center, Series A-1, 0.15%, 12/1/50(b)	17,000,000
5,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue, Series B, 0.04%, 1/1/32, (LOC: California State Teachers Retirement System)(b)	5,000,000

		92,192,192

North Carolina — 3.23%
14,800,000	Charlotte-Mecklenburg Hospital Authority Revenue, Series E, 0.05%, 1/15/44, (LOC: TD Bank N.A.)(b)	14,800,000
15,000,000	Lower Cape Fear Water & Sewer Authority Water Utility Improvements Revenue, 0.07%, 12/1/34, (LOC: Rabobank Cooperative)(b)	15,000,000
1,600,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.06%, 7/1/19, (LOC: Branch Banking & Trust)(b)	1,600,000
200,000	North Carolina Capital Facilities Finance Agency Revenue, 0.05%, 8/1/28, (LOC: Wells Fargo Bank N.A.)(b)	200,000
6,155,000	North Carolina Educational Facilities Finance Agency, Elon College Revenue, 0.05%, 1/1/21, (LOC: TD Bank N.A.)(b)	6,155,000
2,860,000	North Carolina Medical Care Commission Lower Cape Fear Hospice Revenue, 0.09%, 11/1/27, (LOC: Branch Banking & Trust)(b)	2,860,000

		40,615,000

Ohio — 0.40%
5,000,000	Cuyahoga County, Cleveland Health Educational Museum Revenue, 0.06%, 3/1/32, (LOC: PNC Bank N.A.)(b)	5,000,000

Oregon — 0.99%
12,500,000	State of Oregon Cash Flow Management GO, Series A, 1.50%, 7/31/14	12,513,565

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
Pennsylvania — 6.86%
$ 6,800,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.06%, 6/1/30, (LOC: PNC Bank NA)(b)	$6,800,000
22,375,000	Commonwealth of Pennsylvania, 2nd Series Public Improvements GO, 3.00%, 10/15/14	22,558,984
32,020,000	Delaware County Industrial Development Authority, United Parcel Service Project Revenue, 0.02%, 12/1/15(b)	32,019,997
9,500,000	Emmaus General Authority Revenue, Subseries D-24, 0.05%, 3/1/24, (LOC: U.S. Bank NA)(b)	9,500,000
8,155,000	JP Morgan Chase Putters/Drivers Trust Owen J Roberts School District Refunding GO, Series 3405, 0.08%, 11/15/14, (Credit Support: State Aid Withholding)(a)(b)	8,155,000
7,345,000	Luzerne County Convention Center Authority Revenue, Series A, 0.06%, 9/1/28, (LOC: PNC Bank NA)(b)	7,345,000

		86,378,981

South Carolina — 1.04%
2,695,000	Florence School District GO, 1.00%, 3/1/15, (Credit Support: South Carolina School District)	2,710,237
1,200,000	Horry County School District GO, Series A, 5.00%, 3/1/15, (Credit Support: South Carolina School District)	1,238,251
3,450,000	South Carolina Jobs-Economic Development Authority Revenue, 0.15%, 5/1/29, (LOC: Wells Fargo Bank)(b)	3,450,000
2,155,000	South Carolina State University & College Improvements GO, Series A, 5.00%, 11/1/14	2,190,333
3,500,000	University of South Carolina Healthcare Facilities Refunding Revenue, 0.05%, 9/1/25, (LOC: Wells Fargo Bank NA)(b)	3,500,000

		13,088,821

South Dakota — 0.40%
5,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.07%, 5/1/39(b)	5,000,000

Tennessee — 2.46%
7,910,000	Shelby County Health Educational & Housing Facilities Board, Hedgerow Apartments Refunding Revenue, Series A-1, 0.06%, 12/15/37, (Credit Support: Fannie Mae)(b)	7,910,000
23,000,000	Vanderbilt University TECP, 0.12%, 12/16/14(c)	23,000,000

		30,910,000

Texas — 12.92%
1,435,000	Alvin Independent School District School Improvements GO, Series A, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	1,451,449
3,300,000	Arlington Independent School District Refunding GO, 5.00%, 2/15/15, (Credit Support: PSF-GTD)	3,399,925
2,275,000	Birdville Independent School District Refunding GO, 3.00%, 2/15/15, (Credit Support: PSF-GTD)	2,315,217
5,090,000	Calhoun County Independent School District Refunding GO, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	5,148,345
4,330,000	Conroe Independent School District Refunding GO, Series A, 3.00%, 2/15/15, (Credit Support: PSF-GTD)	4,406,631

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 7,870,000	Dallas Performing Arts Cultural Facilities Corp. Refunding Revenue, Series B, 0.05%, 9/1/41, (LOC: JP Morgan Chase Bank NA)(b)	$7,870,000
2,245,000	Denton Independent School District School Improvements GO, 2.00%, 8/1/14, (Credit Support: PSF-GTD)	2,248,411
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.12%, 12/1/16(b)	7,050,000
5,470,000	Fort Worth Independent School District School Improvements GO, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	5,532,701
15,000,000	Harris County Cultural Educational Facilities TECP, 0.03%, 12/1/24, (Credit Support: Methodist Hospital)(b)(c)	15,000,000
17,000,000	Harris County Cultural Educational Facilities TECP, 0.14%, 12/3/14, (Credit Support: Methodist Hospital)(c)	17,000,000
18,000,000	Harris County Cultural Educational Facilities TECP, 0.18%, 8/5/14, (Credit Support: Methodist Hospital)(c)	18,000,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.18%, 8/5/14, (Credit Support: Methodist Hospital)(c)	8,000,000
1,250,000	Houston Independent School District Refunding GO, Series A, 3.00%, 2/15/15, (Credit Support: PSF-GTD)	1,272,228
1,010,000	Klein Independent School District School Improvements GO, 4.00%, 2/1/15, (Credit Support: PSF-GTD)	1,032,521
800,000	Plano Independent School District Refunding GO, Series A, 4.00%, 2/15/15, (Credit Support: PSF-GTD)	819,255
785,000	Reagan County Independent School District School Improvements GO, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	793,602
4,455,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.15%, 12/1/26, (LOC: Wells Fargo Bank)(b)	4,455,000
29,600,000	State of Texas Cash Flow Management, Transportation Revenue, 2.00%, 8/28/14	29,687,511
23,000,000	State of Texas Public Finance Authority TECP, 0.09%, 7/8/14(c)	23,000,000
1,500,000	State of Texas, Public Finance Authority Refunding GO, 5.00%, 10/1/14	1,518,195
1,000,000	Texas City Independent School District Refunding GO, Series B, 4.00%, 8/15/14, (Credit Support: PSF-GTD)	1,004,694
1,000,000	University of Texas TECP, Series A, 5.25%, 8/15/14(c)	1,006,258
500,000	Ysleta Independent School District Refunding GO, Series A, 2.00%, 8/15/14, (Credit Support: PSF-GTD)	501,097

		162,513,040

Utah — 1.50%
350,000	County of Sanpete Private Primary Schools Revenue, 0.15%, 8/1/28, (LOC: U.S. Bank NA)(b)	350,000
2,335,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.15%, 4/1/25, (LOC: Wells Fargo Bank)(b)	2,335,000
4,205,000	Salt Lake County Housing Authority Refunding Revenue, 0.09%, 2/15/31, (Credit Support: Fannie Mae)(b)	4,205,000
11,970,000	Utah Associated Municipal Power Systems Horse Butte Wind Project Revenue, 0.06%, 9/1/32, (LOC: Bank of Montreal)(b)	11,970,000

		18,860,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
Vermont — 1.22%
$ 895,000	State of Vermont GO, Series B, 2.00%, 8/15/14	$897,011
7,020,000	State of Vermont Refunding GO, Series C, 3.00%, 8/15/14	7,044,523
3,355,000	Vermont Educational & Health Buildings Financing Agency, Porter Nursing Home Project Refunding Revenue, Series A, 0.05%, 10/1/30, (LOC: TD Bank N.A.)(b)	3,355,000
4,100,000	Vermont Educational & Health Buildings Financing Agency, Springfield Project Refunding Revenue, Series A, 0.05%, 9/1/31, (LOC: TD Bank N.A.)(b)	4,100,000

		15,396,534

Virginia — 0.98%
6,630,000	Fauquier County Industrial Development Authority, Wakefield School Inc. Refunding Revenue, 0.04%, 4/1/38, (LOC: PNC Bank NA)(b)	6,630,000
5,700,000	Montgomery County Industrial Development Authority Virginia Tech Foundation Refunding Revenue, 0.04%, 6/1/35, (LOC: BNY Mellon Trust)(b)	5,700,000

		12,330,000

Washington — 3.24%
4,995,000	JP Morgan Chase Putters/Drivers Trust Snohomish County School District No. 15 GO, Series 3542Z, 0.08%, 12/1/14, (Credit Support: School Board GTY)(a)(b)	4,995,000
2,150,000	State of Washington Public Improvements GO, Series A, 5.00%, 7/1/14	2,150,000
1,000,000	State of Washington Public Improvements GO, Series D, 5.00%, 1/1/15, (Credit Support: Escrowed in U.S. Treasuries)	1,024,211
4,155,000	State of Washington Refunding GO, 5.00%, 1/1/15	4,256,407
2,105,000	State of Washington, Motor Vehicle Fuel Tax GO, Series E, 5.00%, 1/1/15	2,155,882
17,510,000	Washington Health Care Facilities Authority Multicare Health System, Series D, 0.02%, 8/15/41, (LOC: Barclays Bank Plc)(b)	17,510,000
3,985,000	Washington State Housing Finance Commission Living Care Centers Project Revenue, 0.08%, 10/1/31, (LOC: Wells Fargo Bank NA)(b)	3,985,000
4,680,000	Washington State Housing Finance Commission Retirement Facilities Revenue, Series A, 0.08%, 8/1/44, (LOC: Federal Home Loan Bank, San Francisco)(b)	4,680,000

		40,756,500

West Virginia — 0.86%
10,800,000	West Virginia Economic Development Authority, Appalachian Power Co. Revenue, Series A, 0.05%, 12/1/42, (LOC: Sumitomo Mitsui Banking)(b)	10,800,000

Wisconsin — 3.18%
6,835,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.15%, 6/1/28, (LOC: Wells Fargo Bank)(b)	6,835,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$31,400,000	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Refunding Revenue, Series C, 0.03%, 7/15/28, (LOC: Bank of Montreal)(b)	$31,400,000
1,730,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.06%, 3/1/23, (LOC: U.S. Bank NA)(b)	1,730,000

		39,965,000

Wyoming — 1.59%
20,000,000	City of Kemmerer Exxon Project Pollution Control Revenue, 0.03%, 11/1/14(b)	20,000,000

Total Municipal Bonds		1,234,648,769

(Cost $1,234,648,769)

Shares
Investment Company — 1.19%
15,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund, Institutional Shares	15,000,000

Total Investment Company		15,000,000

(Cost $15,000,000)

Total Investments		$1,249,648,769
(Cost $1,249,648,769)(d) — 99.32%

Other assets in excess of liabilities — 0.68%		8,597,373

NET ASSETS — 100.00%		$1,258,246,142

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate demand security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2014. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GO - General Obligation

GTY - Guaranty

LOC - Letter of Credit

PSF-GTD - Permanent School Fund Guarantee

TECP - Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

June 30, 2014 (Unaudited)

Principal Amount		Value
Municipal Bonds — 4.90%
California — 0.21%
$100,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$101,895

975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	988,426

		1,090,321

Delaware — 0.71%
60,000	Delaware State Housing Authority Revenue, 4.50%, 7/1/15, (Credit Support: AGM), Callable 1/1/15 @ 100	61,274

150,000	Delaware State Housing Authority Revenue, 4.55%, 1/1/16, (Credit Support: AGM), Callable 1/1/15 @ 100	150,465

155,000	Delaware State Housing Authority Revenue, 4.55%, 7/1/16, (Credit Support: AGM), Callable 1/1/15 @ 100	155,481

320,000	Delaware State Housing Authority Revenue, 4.65%, 7/1/26, (Credit Support: AMBAC), Callable 7/1/15 @ 100	322,317

660,000	Delaware State Housing Authority Revenue, Series 2, 1.50%, 1/1/15, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	662,013

740,000	Delaware State Housing Authority Revenue, Series A, 5.05%, 7/1/23, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	741,132

860,000	Delaware State Housing Authority Revenue, Series A, 5.25%, 7/1/28, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	861,307

620,000	Delaware State Housing Authority Revenue, Series A, 5.35%, 7/1/31, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	637,069

		3,591,058

Massachusetts — 1.79%
545,000	Massachusetts Housing Finance Agency Revenue, Series 170, 1.51%, 12/1/17	540,989

250,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.21%, 6/1/18	250,515

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 330,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.31%, 12/1/18	$330,432

160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	160,506

575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	573,856

205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	208,284

6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: NATL-RE,IBC), Callable 6/1/17 @ 100	7,049,582

		9,114,164

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, FHA), Callable 9/1/18 @ 105	100,930

New York — 1.88%
750,000	New York City Housing Development Corp. Revenue, 1.54%, 2/1/17	751,898

500,000	New York City Housing Development Corp. Revenue, 1.73%, 8/1/17	504,500

750,000	New York City Housing Development Corp. Revenue, 1.94%, 2/1/18	757,785

665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	678,998

700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	712,229

1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	1,009,770

1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.59%, 4/1/18	1,325,722

1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.85%, 10/1/18	1,330,541

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$1,335,000	New York State Mortgage Agency Revenue, Series 184, 2.10%, 4/1/19	$1,333,198

1,140,000	New York State Mortgage Agency Revenue, Series 187, 1.59%, 4/1/18	1,138,655

		9,543,296

Texas — 0.23%
1,085,000	Texas Department of Housing & Community Affairs Revenue, 5.13%, 12/1/38, (Credit Support: Fannie Mae), Callable 6/1/21 @ 102(a)	1,185,070

Vermont — 0.06%
160,000	Vermont Housing Finance Agency Revenue, Series C, 1.20%, 8/15/16	159,584

165,000	Vermont Housing Finance Agency Revenue, Series C, 1.95%, 8/15/17	165,322

		324,906

Total Municipal Bonds		24,949,745

(Cost $24,413,592)
U.S. Government Agency Backed Mortgages — 106.61%
Fannie Mae — 67.87%
1,440,363	(TBA), 4.00%, 7/1/43	1,541,224
1,363,705	(TBA), 4.00%, 7/1/41	1,452,591
4,583	Pool #253214, 7.00%, 1/1/15	4,623
48,998	Pool #257612, 5.00%, 5/1/38	55,004
367,069	Pool #257613, 5.50%, 6/1/38	408,737
171,820	Pool #257631, 6.00%, 7/1/38	193,251
54,828	Pool #257632, 5.50%, 7/1/38	61,920
182,586	Pool #257649, 5.50%, 7/1/38	205,202
76,752	Pool #257656, 6.00%, 8/1/38	86,325
133,282	Pool #257663, 5.50%, 8/1/38	149,874
117,475	Pool #257857, 6.00%, 12/1/37	132,127
66,718	Pool #257869, 5.50%, 12/1/37	75,284
120,218	Pool #257890, 5.50%, 2/1/38	135,109
125,387	Pool #257892, 5.50%, 2/1/38	139,620
48,702	Pool #257897, 5.50%, 2/1/38	54,986
103,810	Pool #257898, 6.00%, 2/1/38	116,757
52,362	Pool #257902, 6.00%, 2/1/38	58,893
139,538	Pool #257903, 5.50%, 2/1/38	156,408
111,196	Pool #257904, 6.00%, 2/1/38	125,065
83,423	Pool #257913, 5.50%, 1/1/38	93,926
74,627	Pool #257926, 5.50%, 3/1/38	84,279

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 58,329	Pool #257942, 5.50%, 4/1/38	$65,873
99,744	Pool #257943, 6.00%, 4/1/38	112,184
80,325	Pool #257995, 6.00%, 7/1/38	90,344
67,603	Pool #258022, 5.50%, 5/1/34	77,107
90,771	Pool #258027, 5.00%, 5/1/34	101,301
106,588	Pool #258030, 5.00%, 5/1/34	118,804
150,595	Pool #258070, 5.00%, 6/1/34	168,961
85,226	Pool #258090, 5.00%, 6/1/34	95,300
45,302	Pool #258121, 5.50%, 6/1/34	51,544
149,184	Pool #258152, 5.50%, 8/1/34	169,062
210,134	Pool #258157, 5.00%, 8/1/34	234,382
177,407	Pool #258163, 5.50%, 8/1/34	200,823
126,690	Pool #258166, 5.50%, 9/1/34	142,601
79,425	Pool #258171, 5.50%, 10/1/34	90,008
161,086	Pool #258173, 5.50%, 10/1/34	180,763
148,066	Pool #258180, 5.00%, 10/1/34	164,550
398,552	Pool #258188, 5.50%, 11/1/34	448,978
44,036	Pool #258222, 5.00%, 11/1/34	49,282
116,390	Pool #258224, 5.50%, 12/1/34	130,916
215,485	Pool #258238, 5.00%, 1/1/35	239,441
101,495	Pool #258251, 5.50%, 1/1/35	114,733
118,908	Pool #258258, 5.00%, 1/1/35	132,294
239,239	Pool #258305, 5.00%, 3/1/35	266,471
103,861	Pool #258336, 5.00%, 4/1/35	116,235
68,813	Pool #258340, 5.00%, 3/1/35	77,011
69,413	Pool #258393, 5.00%, 5/1/35	77,618
70,636	Pool #258394, 5.00%, 5/1/35	78,985
266,642	Pool #258395, 5.50%, 6/1/35	298,962
69,978	Pool #258402, 5.00%, 6/1/35	78,249
68,081	Pool #258403, 5.00%, 6/1/35	76,128
91,629	Pool #258404, 5.00%, 6/1/35	102,274
53,005	Pool #258410, 5.00%, 4/1/35	59,271
55,981	Pool #258411, 5.50%, 5/1/35	63,545
127,968	Pool #258448, 5.00%, 8/1/35	142,354
217,596	Pool #258450, 5.50%, 8/1/35	245,263
101,590	Pool #258456, 5.00%, 8/1/35	113,233
75,137	Pool #258479, 5.50%, 7/1/35	84,808
91,571	Pool #258552, 5.00%, 11/1/35	102,481
104,880	Pool #258569, 5.00%, 10/1/35	116,851
408,957	Pool #258571, 5.50%, 11/1/35	459,933
98,135	Pool #258600, 6.00%, 1/1/36	110,837
598,027	Pool #258627, 5.50%, 2/1/36	670,514
113,262	Pool #258634, 5.50%, 2/1/36	127,468
235,788	Pool #258658, 5.50%, 3/1/36	264,368
59,676	Pool #258737, 5.50%, 12/1/35	67,553
83,397	Pool #258763, 6.00%, 5/1/36	94,000
48,711	Pool #259004, 8.00%, 2/1/30	59,017
55,349	Pool #259030, 8.00%, 4/1/30	66,486

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 51,826	Pool #259181, 6.50%, 3/1/31	$59,815
18,662	Pool #259187, 6.50%, 4/1/31	21,118
81,776	Pool #259190, 6.50%, 4/1/31	94,531
79,376	Pool #259201, 6.50%, 4/1/31	91,781
40,150	Pool #259306, 6.50%, 9/1/31	46,361
93,071	Pool #259316, 6.50%, 11/1/31	107,637
35,676	Pool #259378, 6.00%, 12/1/31	40,526
39,521	Pool #259393, 6.00%, 1/1/32	44,935
49,254	Pool #259590, 5.50%, 11/1/32	56,047
203,497	Pool #259611, 5.50%, 11/1/32	229,751
110,026	Pool #259614, 6.00%, 11/1/32	124,742
63,092	Pool #259634, 5.50%, 12/1/32	70,542
67,987	Pool #259655, 5.50%, 2/1/33	77,387
158,124	Pool #259659, 5.50%, 2/1/33	178,810
37,757	Pool #259671, 5.50%, 2/1/33	42,978
92,543	Pool #259686, 5.50%, 3/1/33	104,628
44,763	Pool #259722, 5.00%, 5/1/33	50,187
56,404	Pool #259724, 5.00%, 5/1/33	63,239
145,508	Pool #259725, 5.00%, 5/1/33	162,799
70,961	Pool #259726, 5.00%, 5/1/33	79,393
121,718	Pool #259729, 5.00%, 6/1/33	135,687
65,396	Pool #259734, 5.50%, 5/1/33	74,253
44,647	Pool #259753, 5.00%, 7/1/33	49,847
71,074	Pool #259761, 5.00%, 6/1/33	79,786
137,686	Pool #259764, 5.00%, 7/1/33	153,488
136,200	Pool #259777, 5.00%, 7/1/33	151,640
94,194	Pool #259781, 5.00%, 7/1/33	105,167
57,346	Pool #259789, 5.00%, 7/1/33	64,294
105,207	Pool #259807, 5.00%, 8/1/33	117,281
146,874	Pool #259816, 5.00%, 8/1/33	163,271
31,811	Pool #259819, 5.00%, 8/1/33	35,666
137,517	Pool #259830, 5.00%, 8/1/33	153,300
38,887	Pool #259848, 5.00%, 9/1/33	43,599
81,944	Pool #259867, 5.50%, 10/1/33	93,118
107,056	Pool #259869, 5.50%, 10/1/33	121,003
128,301	Pool #259875, 5.50%, 10/1/33	145,677
78,948	Pool #259876, 5.50%, 10/1/33	89,640
45,635	Pool #259879, 5.50%, 10/1/33	52,050
93,094	Pool #259906, 5.50%, 11/1/33	105,484
57,842	Pool #259928, 5.50%, 12/1/33	66,028
206,319	Pool #259930, 5.00%, 11/1/33	229,707
3,693	Pool #259939, 5.50%, 11/1/33	4,212
43,418	Pool #259961, 5.50%, 3/1/34	49,522
120,057	Pool #259976, 5.00%, 3/1/34	134,267
43,637	Pool #259998, 5.00%, 3/1/34	48,897
523,753	Pool #381985, 7.97%, 9/1/17	524,765
853,591	Pool #387472, 4.89%, 6/1/15	865,824
7,320,096	Pool #465537, 4.20%, 7/1/20	8,074,162

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 718,625	Pool #465946, 3.61%, 9/1/20	$772,910
5,810,099	Pool #466934, 4.10%, 1/1/21	6,382,610
3,335,193	Pool #467882, 4.24%, 6/1/21	3,683,039
2,401,762	Pool #468104, 3.93%, 5/1/18	2,610,144
596,489	Pool #469239, 2.69%, 10/1/18	620,954
463,388	Pool #470439, 2.91%, 5/1/22	472,794
3,364,573	Pool #470561, 2.94%, 2/1/22	3,447,290
3,976,147	Pool #471320, 2.96%, 5/1/22	4,067,565
968,307	Pool #471478, 2.61%, 8/1/22	964,032
3,554,826	Pool #471948, 2.86%, 7/1/22	3,610,103
223,769	Pool #557295, 7.00%, 12/1/29	260,316
32,235	Pool #575886, 7.50%, 1/1/31	38,647
83,417	Pool #576445, 6.00%, 1/1/31	94,338
181,795	Pool #579402, 6.50%, 4/1/31	209,768
158,127	Pool #583728, 6.50%, 6/1/31	182,692
79,243	Pool #585148, 6.50%, 7/1/31	91,630
39,965	Pool #590931, 6.50%, 7/1/31	46,191
71,555	Pool #590932, 6.50%, 7/1/31	82,586
179,018	Pool #601865, 6.50%, 4/1/31	204,404
140,998	Pool #601868, 6.00%, 7/1/29	159,684
125,407	Pool #607611, 6.50%, 11/1/31	144,740
221,102	Pool #634271, 6.50%, 5/1/32	255,876
50,156	Pool #640146, 5.00%, 12/1/17	52,801
142,881	Pool #644232, 6.50%, 6/1/32	164,930
29,818	Pool #644432, 6.50%, 7/1/32	34,349
48,619	Pool #644437, 6.50%, 6/1/32	56,120
3,186,488	Pool #663159, 5.00%, 7/1/32	3,537,324
179,065	Pool #670278, 5.50%, 11/1/32	203,655
50,576	Pool #676702, 5.50%, 11/1/32	57,418
59,213	Pool #677591, 5.50%, 12/1/32	66,957
302,347	Pool #681883, 6.00%, 3/1/33	343,049
79,218	Pool #683087, 5.00%, 1/1/18	83,680
52,258	Pool #684644, 4.50%, 6/1/18	55,462
286,848	Pool #686542, 5.50%, 3/1/33	320,721
432,965	Pool #695961, 5.50%, 1/1/33	485,666
338,240	Pool #696407, 5.50%, 4/1/33	384,047
743,770	Pool #702478, 5.50%, 6/1/33	834,853
232,142	Pool #702479, 5.00%, 6/1/33	258,059
80,238	Pool #703210, 5.50%, 9/1/32	89,713
354,835	Pool #720025, 5.00%, 8/1/33	394,449
506,392	Pool #723066, 5.00%, 4/1/33	562,370
292,506	Pool #723067, 5.50%, 5/1/33	327,940
259,871	Pool #723068, 4.50%, 5/1/33	283,544
314,814	Pool #723070, 4.50%, 5/1/33	344,820
431,484	Pool #727311, 4.50%, 9/1/33	470,992
1,023,037	Pool #727312, 5.00%, 9/1/33	1,142,204
252,469	Pool #727315, 6.00%, 10/1/33	286,099
309,471	Pool #738589, 5.00%, 9/1/33	344,021

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 186,117	Pool #738683, 5.00%, 9/1/33	$206,896
346,937	Pool #739269, 5.00%, 9/1/33	385,669
184,980	Pool #743595, 5.50%, 10/1/33	208,326
191,799	Pool #748041, 4.50%, 10/1/33	209,271
244,864	Pool #749891, 5.00%, 9/1/33	273,885
296,313	Pool #749897, 4.50%, 9/1/33	323,305
54,808	Pool #750984, 5.00%, 12/1/18	58,574
182,423	Pool #751008, 5.00%, 12/1/18	194,301
284,298	Pool #753533, 5.00%, 11/1/33	316,926
101,725	Pool #755679, 6.00%, 1/1/34	115,311
116,538	Pool #755745, 5.00%, 1/1/34	130,641
169,201	Pool #755746, 5.50%, 12/1/33	192,989
46,611	Pool #763551, 5.50%, 3/1/34	53,164
330,760	Pool #763820, 5.50%, 1/1/34	373,849
111,932	Pool #763824, 5.00%, 3/1/34	124,761
139,255	Pool #765216, 5.00%, 1/1/19	148,823
32,593	Pool #765217, 4.50%, 1/1/19	34,592
75,121	Pool #765306, 5.00%, 2/1/19	80,010
44,027	Pool #773084, 4.50%, 3/1/19	46,727
16,285	Pool #773096, 4.50%, 3/1/19	17,284
186,311	Pool #773175, 5.00%, 5/1/34	207,111
248,808	Pool #773476, 5.50%, 7/1/19	266,940
89,204	Pool #773547, 5.00%, 5/1/34	99,553
42,790	Pool #773553, 5.00%, 4/1/34	48,108
385,404	Pool #773568, 5.50%, 5/1/34	432,601
175,829	Pool #776850, 5.50%, 11/1/34	197,307
51,901	Pool #776851, 6.00%, 10/1/34	58,725
66,222	Pool #777444, 5.50%, 5/1/34	75,532
2,064,396	Pool #777621, 5.00%, 2/1/34	2,294,866
151,127	Pool #781437, 6.00%, 8/1/34	170,974
93,632	Pool #781741, 6.00%, 9/1/34	105,927
190,235	Pool #781907, 5.00%, 2/1/21	205,162
227,659	Pool #781954, 5.00%, 6/1/34	253,324
217,094	Pool #781959, 5.50%, 6/1/34	243,612
417,988	Pool #781960, 5.50%, 6/1/34	469,175
364,499	Pool #783893, 5.50%, 12/1/34	411,015
194,126	Pool #783929, 5.50%, 10/1/34	219,172
70,405	Pool #788329, 6.50%, 8/1/34	79,102
66,084	Pool #790282, 6.00%, 7/1/34	74,896
180,624	Pool #797623, 5.00%, 7/1/35	200,620
158,797	Pool #797626, 5.50%, 7/1/35	178,044
136,984	Pool #797627, 5.00%, 7/1/35	152,384
129,166	Pool #797674, 5.50%, 9/1/35	145,488
509,754	Pool #798725, 5.50%, 11/1/34	571,861
168,522	Pool #799547, 5.50%, 9/1/34	190,608
118,014	Pool #799548, 6.00%, 9/1/34	133,362
1,519,476	Pool #806754, 4.50%, 9/1/34	1,656,941
369,258	Pool #806757, 6.00%, 9/1/34	417,736

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$1,552,490	Pool #806761, 5.50%, 9/1/34	$1,742,124
81,723	Pool #808185, 5.50%, 3/1/35	92,152
355,979	Pool #808205, 5.00%, 1/1/35	395,554
70,515	Pool #813942, 5.00%, 11/1/20	76,036
488,280	Pool #815009, 5.00%, 4/1/35	542,563
384,138	Pool #817641, 5.00%, 11/1/35	428,464
136,242	Pool #820334, 5.00%, 9/1/35	151,474
582,135	Pool #820335, 5.00%, 9/1/35	646,579
200,986	Pool #820336, 5.00%, 9/1/35	224,178
554,577	Pool #822008, 5.00%, 5/1/35	615,970
910,445	Pool #829005, 5.00%, 8/1/35	1,011,234
203,837	Pool #829006, 5.50%, 9/1/35	228,544
381,188	Pool #829274, 5.00%, 8/1/35	423,387
470,564	Pool #829275, 5.00%, 8/1/35	522,657
177,846	Pool #829276, 5.00%, 8/1/35	197,535
133,341	Pool #829277, 5.00%, 8/1/35	148,331
617,834	Pool #829649, 5.50%, 3/1/35	693,301
433,899	Pool #844361, 5.50%, 11/1/35	486,492
281,484	Pool #845245, 5.50%, 11/1/35	317,538
65,023	Pool #866969, 6.00%, 2/1/36	73,429
174,968	Pool #867569, 6.00%, 2/1/36	197,645
182,670	Pool #867574, 5.50%, 2/1/36	205,924
155,736	Pool #868788, 6.00%, 3/1/36	175,431
215,279	Pool #870599, 6.00%, 6/1/36	242,586
167,032	Pool #870684, 6.00%, 7/1/36	187,865
521,876	Pool #871072, 5.50%, 2/1/37	584,481
3,058,007	Pool #874900, 5.45%, 10/1/17	3,432,108
259,562	Pool #882044, 6.00%, 5/1/36	292,533
194,837	Pool #884693, 5.50%, 4/1/36	219,641
1,060,579	Pool #885724, 5.50%, 6/1/36	1,189,133
85,430	Pool #908671, 6.00%, 1/1/37	96,085
276,501	Pool #908672, 5.50%, 1/1/37	309,671
612,034	Pool #911730, 5.50%, 12/1/21	665,358
190,081	Pool #919368, 5.50%, 4/1/37	214,100
476,417	Pool #922582, 6.00%, 12/1/36	535,839
1,184,454	Pool #934941, 5.00%, 8/1/39	1,318,908
824,416	Pool #934942, 5.00%, 9/1/39	915,424
296,728	Pool #941204, 5.50%, 6/1/37	333,251
166,181	Pool #943394, 5.50%, 6/1/37	187,051
478,119	Pool #944502, 6.00%, 6/1/37	537,753
135,050	Pool #945853, 6.00%, 7/1/37	151,894
373,654	Pool #948600, 6.00%, 8/1/37	420,259
166,894	Pool #948672, 5.50%, 8/1/37	186,888
465,378	Pool #952598, 6.00%, 7/1/37	523,423
240,743	Pool #952623, 6.00%, 8/1/37	270,770
350,968	Pool #952632, 6.00%, 7/1/37	394,743
105,405	Pool #952659, 6.00%, 8/1/37	118,552
139,356	Pool #952665, 6.00%, 8/1/37	156,737

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 393,873	Pool #952678, 6.50%, 8/1/37	$442,710
111,351	Pool #952693, 6.50%, 8/1/37	125,070
2,480,309	Pool #957324, 5.43%, 5/1/18	2,807,872
372,600	Pool #958502, 5.07%, 5/1/19	421,986
213,272	Pool #960919, 5.00%, 2/1/38	237,482
250,974	Pool #975769, 5.50%, 3/1/38	281,355
141,062	Pool #982656, 5.50%, 6/1/38	157,075
86,824	Pool #982898, 5.00%, 5/1/38	96,897
156,678	Pool #983033, 5.00%, 5/1/38	174,071
155,928	Pool #984842, 5.50%, 6/1/38	174,804
82,075	Pool #986230, 5.00%, 7/1/38	91,597
389,416	Pool #986239, 6.00%, 7/1/38	437,986
423,620	Pool #986957, 5.50%, 7/1/38	474,902
82,828	Pool #990510, 5.50%, 8/1/38	93,321
381,187	Pool #990511, 6.00%, 8/1/38	428,732
182,730	Pool #990617, 5.50%, 9/1/38	204,651
402,563	Pool #AA0526, 5.00%, 12/1/38	447,380
544,972	Pool #AA0527, 5.50%, 12/1/38	606,835
399,887	Pool #AA0643, 4.00%, 3/1/39	426,020
442,478	Pool #AA0644, 4.50%, 3/1/39	481,678
615,592	Pool #AA0645, 4.50%, 3/1/39	671,284
165,155	Pool #AA2243, 4.50%, 5/1/39	181,051
696,321	Pool #AA3142, 4.50%, 3/1/39	755,073
117,042	Pool #AA3143, 4.00%, 3/1/39	124,746
554,788	Pool #AA3206, 4.00%, 4/1/39	591,044
562,252	Pool #AA3207, 4.50%, 3/1/39	609,692
292,787	Pool #AA4468, 4.00%, 4/1/39	311,921
974,351	Pool #AA7042, 4.50%, 6/1/39	1,056,561
439,638	Pool #AA7658, 4.00%, 6/1/39	468,369
492,646	Pool #AA7659, 4.50%, 6/1/39	537,216
438,085	Pool #AA7741, 4.50%, 6/1/24	470,702
369,483	Pool #AA8455, 4.50%, 6/1/39	402,910
4,116,501	Pool #AB7798, 3.00%, 1/1/43	4,074,210
4,559,724	Pool #AB9203, 3.00%, 4/1/43	4,511,455
2,164,008	Pool #AB9204, 3.00%, 4/1/43	2,141,100
1,585,413	Pool #AB9831, 3.00%, 6/1/43	1,568,630
1,162,521	Pool #AC1463, 5.00%, 8/1/39	1,296,665
117,513	Pool #AC1464, 5.00%, 8/1/39	130,853
1,359,288	Pool #AC2109, 4.50%, 7/1/39	1,474,190
300,567	Pool #AC4394, 5.00%, 9/1/39	335,249
737,739	Pool #AC4395, 5.00%, 9/1/39	823,905
592,713	Pool #AC5328, 5.00%, 10/1/39	661,106
494,394	Pool #AC5329, 5.00%, 10/1/39	550,515
786,634	Pool #AC6304, 5.00%, 11/1/39	875,929
367,669	Pool #AC6305, 5.00%, 11/1/39	410,554
878,818	Pool #AC6307, 5.00%, 12/1/39	978,577
747,865	Pool #AC6790, 5.00%, 12/1/39	835,097
3,120,134	Pool #AC7199, 5.00%, 12/1/39	3,474,318

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$1,597,501	Pool #AD1470, 5.00%, 2/1/40	$1,778,842
2,260,983	Pool #AD1471, 4.50%, 2/1/40	2,451,754
1,165,594	Pool #AD1560, 5.00%, 3/1/40	1,297,907
2,555,046	Pool #AD1585, 4.50%, 2/1/40	2,770,629
831,065	Pool #AD1586, 5.00%, 1/1/40	925,404
690,496	Pool #AD1638, 4.50%, 2/1/40	748,649
547,336	Pool #AD1640, 4.50%, 3/1/40	593,518
2,322,830	Pool #AD1942, 4.50%, 1/1/40	2,518,819
795,375	Pool #AD1943, 5.00%, 1/1/40	885,662
2,889,152	Pool #AD1988, 4.50%, 2/1/40	3,132,925
424,295	Pool #AD2896, 5.00%, 3/1/40	473,785
1,453,350	Pool #AD4456, 4.50%, 4/1/40	1,575,976
333,375	Pool #AD4457, 4.50%, 4/1/40	361,504
1,265,008	Pool #AD4458, 4.50%, 4/1/40	1,371,150
628,232	Pool #AD4940, 4.50%, 6/1/40	686,245
578,636	Pool #AD4946, 4.50%, 6/1/40	632,069
641,758	Pool #AD5728, 5.00%, 4/1/40	716,613
914,450	Pool #AD7239, 4.50%, 7/1/40	998,894
626,551	Pool #AD7242, 4.50%, 7/1/40	679,417
560,672	Pool #AD7256, 4.50%, 7/1/40	613,235
1,447,925	Pool #AD7271, 4.50%, 7/1/40	1,570,094
707,357	Pool #AD7272, 4.50%, 7/1/40	772,677
965,970	Pool #AD8960, 5.00%, 6/1/40	1,076,830
1,150,958	Pool #AD9613, 4.50%, 8/1/40	1,247,531
1,736,053	Pool #AD9614, 4.50%, 8/1/40	1,881,719
502,364	Pool #AE2011, 4.00%, 9/1/40	533,468
2,079,174	Pool #AE2012, 4.00%, 9/1/40	2,211,802
1,293,132	Pool #AE2023, 4.00%, 9/1/40	1,375,620
1,379,412	Pool #AE5432, 4.00%, 10/1/40	1,466,110
569,513	Pool #AE5435, 4.50%, 9/1/40	617,299
458,069	Pool #AE5806, 4.50%, 9/1/40	500,369
1,425,847	Pool #AE5861, 4.00%, 10/1/40	1,515,464
583,718	Pool #AE5862, 4.00%, 10/1/40	619,858
1,006,874	Pool #AE5863, 4.00%, 10/1/40	1,069,214
903,827	Pool #AE6850, 4.00%, 10/1/40	960,634
682,300	Pool #AE6851, 4.00%, 10/1/40	725,183
654,709	Pool #AE7699, 4.00%, 11/1/40	695,859
941,680	Pool #AE7703, 4.00%, 10/1/40	1,000,866
1,808,801	Pool #AE7707, 4.00%, 11/1/40	1,922,487
777,072	Pool #AH0300, 4.00%, 11/1/40	825,913
1,250,910	Pool #AH0301, 3.50%, 11/1/40	1,290,587
566,430	Pool #AH0302, 4.00%, 11/1/40	602,031
780,610	Pool #AH0306, 4.00%, 12/1/40	830,527
1,286,327	Pool #AH0508, 4.00%, 11/1/40	1,367,174
1,647,098	Pool #AH0537, 4.00%, 12/1/40	1,750,878
1,218,081	Pool #AH0914, 4.50%, 11/1/40	1,320,285
1,285,321	Pool #AH0917, 4.00%, 12/1/40	1,366,106
1,138,741	Pool #AH1077, 4.00%, 1/1/41	1,212,982

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 1,424,110	Pool #AH2973, 4.00%, 12/1/40	$1,513,618
1,243,438	Pool #AH2980, 4.00%, 1/1/41	1,321,590
1,352,552	Pool #AH5656, 4.00%, 1/1/41	1,437,774
870,486	Pool #AH5657, 4.00%, 2/1/41	925,197
1,423,128	Pool #AH5658, 4.00%, 2/1/41	1,512,574
910,486	Pool #AH5662, 4.00%, 2/1/41	967,142
1,277,158	Pool #AH5882, 4.00%, 2/1/26	1,363,266
1,210,967	Pool #AH6764, 4.00%, 3/1/41	1,286,322
2,823,098	Pool #AH6768, 4.00%, 3/1/41	2,998,770
740,046	Pool #AH7277, 4.00%, 3/1/41	785,865
1,601,695	Pool #AH7281, 4.00%, 3/1/41	1,700,863
663,830	Pool #AH7526, 4.50%, 3/1/41	723,678
1,908,158	Pool #AH7537, 4.00%, 3/1/41	2,026,299
693,868	Pool #AH7576, 4.00%, 3/1/41	737,045
1,030,780	Pool #AH8878, 4.50%, 4/1/41	1,116,947
928,037	Pool #AH8885, 4.50%, 4/1/41	1,005,615
1,079,040	Pool #AH9050, 3.50%, 2/1/26	1,144,204
615,919	Pool #AI0114, 4.00%, 3/1/41	654,053
1,449,742	Pool #AI1846, 4.50%, 5/1/41	1,570,932
1,037,388	Pool #AI1847, 4.50%, 5/1/41	1,124,108
1,987,989	Pool #AI1848, 4.50%, 5/1/41	2,154,173
1,249,014	Pool #AI1849, 4.50%, 5/1/41	1,359,279
964,593	Pool #AJ0651, 4.00%, 8/1/41	1,024,315
882,052	Pool #AJ7668, 4.00%, 11/1/41	936,663
1,173,606	Pool #AJ9133, 4.00%, 1/1/42	1,246,268
12,819,859	Pool #AK2386, 3.50%, 2/1/42	13,214,471
5,394,929	Pool #AK6715, 3.50%, 3/1/42	5,560,992
1,922,773	Pool #AK6716, 3.50%, 3/1/42	1,981,958
751,755	Pool #AK6718, 3.50%, 2/1/42	774,894
486,600	Pool #AM0635, 2.55%, 10/1/22	479,419
3,645,355	Pool #AM2935, 3.69%, 9/1/23	3,859,159
5,083,361	Pool #AM4392, 3.79%, 10/1/23	5,414,091
515,404	Pool #AM4590, 3.18%, 10/1/20	541,985
2,419,438	Pool #AM5335, 3.69%, 2/1/24	2,552,730
1,990,757	Pool #AM5486, 3.70%, 2/1/24	2,102,426
1,212,576	Pool #AO2923, 3.50%, 5/1/42	1,249,900
3,540,468	Pool #AO8029, 3.50%, 7/1/42	3,648,895
995,326	Pool #AP7483, 3.50%, 9/1/42	1,025,808
1,217,447	Pool #AQ6710, 2.50%, 10/1/27	1,240,560
2,871,795	Pool #AQ7193, 3.50%, 7/1/43	2,959,295
2,895,429	Pool #AR3088, 3.00%, 1/1/43	2,865,683
1,064,182	Pool #AR6712, 3.00%, 1/1/43	1,053,914
1,374,350	Pool #AR6928, 3.00%, 3/1/43	1,360,230
987,508	Pool #AR6933, 3.00%, 3/1/43	977,363
2,536,148	Pool #AS0713, 4.00%, 10/1/43	2,694,360
1,123,626	Pool #AS1429, 4.00%, 12/1/43	1,193,194
1,137,014	Pool #AS1916, 4.00%, 3/1/44	1,207,411
1,273,137	Pool #AS1917, 4.00%, 3/1/44	1,351,963

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$1,422,836	Pool #AS2129, 4.00%, 3/1/44	$1,511,152
1,947,393	Pool #AS2439, 4.00%, 5/1/44	2,068,269
4,804,286	Pool #AS2784, 4.00%, 7/1/44	5,102,490
1,966,162	Pool #AT0536, 4.00%, 10/1/43	2,087,895
2,475,363	Pool #AT0542, 4.50%, 12/1/43	2,683,061
1,557,863	Pool #AT2688, 3.00%, 5/1/43	1,541,372
2,238,762	Pool #AT2689, 3.00%, 5/1/43	2,215,062
1,196,293	Pool #AT2690, 3.00%, 4/1/43	1,183,629
1,021,118	Pool #AT2691, 3.00%, 5/1/43	1,010,309
1,302,694	Pool #AT3963, 2.50%, 3/1/28	1,326,000
1,048,595	Pool #AT7873, 2.50%, 6/1/28	1,067,192
874,378	Pool #AT8051, 3.00%, 6/1/43	865,122
1,535,744	Pool #AU0971, 3.50%, 8/1/43	1,582,536
1,367,455	Pool #AU2165, 3.50%, 7/1/43	1,409,119
1,239,063	Pool #AU2188, 3.50%, 8/1/43	1,276,816
1,063,690	Pool #AU3700, 3.50%, 8/1/43	1,096,432
1,005,753	Pool #AU4653, 3.50%, 9/1/43	1,036,397
1,848,974	Pool #AU6054, 4.00%, 9/1/43	1,963,452
1,208,563	Pool #AU6718, 4.00%, 10/1/43	1,283,390
1,634,116	Pool #AU7003, 4.00%, 11/1/43	1,738,610
1,198,845	Pool #AU7005, 4.00%, 11/1/43	1,273,632
1,613,631	Pool #AV0679, 4.00%, 12/1/43	1,716,815
1,119,337	Pool #AV9282, 4.00%, 2/1/44	1,188,640
1,660,840	Pool #AW0993, 4.00%, 5/1/44	1,767,043
1,119,567	Pool #AW1565, 4.00%, 4/1/44	1,189,059
1,470,525	Pool #AW3671, 4.00%, 4/1/44	1,561,801
1,177,353	Pool #AW7040, 4.00%, 6/1/44	1,250,432
2,234,006	Pool #AW8629, 3.50%, 5/1/44	2,302,073
251,250	Pool #MC0007, 5.50%, 12/1/38	279,771
59,467	Pool #MC0013, 5.50%, 12/1/38	67,177
97,664	Pool #MC0014, 5.50%, 12/1/38	110,128
79,655	Pool #MC0016, 5.50%, 11/1/38	89,771
255,180	Pool #MC0038, 4.50%, 3/1/39	279,821
118,450	Pool #MC0046, 4.00%, 4/1/39	126,191
27,404	Pool #MC0047, 4.50%, 4/1/39	30,042
54,710	Pool #MC0059, 4.00%, 4/1/39	58,363
207,161	Pool #MC0081, 4.00%, 5/1/39	220,699
220,969	Pool #MC0082, 4.50%, 5/1/39	240,959
482,349	Pool #MC0111, 4.00%, 6/1/39	514,173
118,368	Pool #MC0112, 4.50%, 6/1/39	130,408
215,773	Pool #MC0127, 4.50%, 7/1/39	235,765
71,767	Pool #MC0135, 4.50%, 6/1/39	78,921
388,797	Pool #MC0137, 4.50%, 7/1/39	421,602
1,099,493	Pool #MC0154, 4.50%, 8/1/39	1,192,263
100,490	Pool #MC0155, 5.00%, 8/1/39	112,682
503,033	Pool #MC0160, 4.50%, 8/1/39	545,555
596,563	Pool #MC0171, 4.50%, 9/1/39	646,898
471,244	Pool #MC0177, 4.50%, 9/1/39	514,172

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$135,995	Pool #MC0270, 4.50%, 3/1/40	$147,469
788,757	Pool #MC0325, 4.50%, 7/1/40	858,635
74,021	Pool #MC0422, 4.00%, 2/1/41	78,939
101,725	Pool #MC0426, 4.50%, 1/1/41	110,260
951,181	Pool #MC0584, 4.00%, 1/1/42	1,010,073
501,515	Pool #MC0585, 4.00%, 1/1/42	532,566
71,192	Pool #MC3344, 5.00%, 12/1/38	79,562

		345,369,650

Freddie Mac — 9.83%
95,005	Pool #A10124, 5.00%, 6/1/33	105,440
239,740	Pool #A10548, 5.00%, 6/1/33	266,074
522,806	Pool #A12237, 5.00%, 8/1/33	580,233
387,069	Pool #A12969, 4.50%, 8/1/33	422,479
80,811	Pool #A12985, 5.00%, 8/1/33	89,688
108,084	Pool #A12986, 5.00%, 8/1/33	119,957
45,564	Pool #A14028, 4.50%, 9/1/33	50,032
376,084	Pool #A14325, 5.00%, 9/1/33	417,394
91,369	Pool #A15268, 6.00%, 10/1/33	103,341
548,923	Pool #A15579, 5.50%, 11/1/33	615,845
435,752	Pool #A17393, 5.50%, 12/1/33	489,421
246,725	Pool #A17397, 5.50%, 1/1/34	278,423
271,179	Pool #A18617, 5.50%, 1/1/34	305,468
291,431	Pool #A19019, 5.50%, 2/1/34	329,283
237,963	Pool #A20069, 5.00%, 3/1/34	264,101
775,879	Pool #A20070, 5.50%, 3/1/34	870,469
666,545	Pool #A20540, 5.50%, 4/1/34	747,806
134,591	Pool #A20541, 5.50%, 4/1/34	151,063
133,491	Pool #A21679, 5.50%, 4/1/34	149,765
204,367	Pool #A21681, 5.00%, 4/1/34	226,816
187,745	Pool #A23192, 5.00%, 5/1/34	208,367
790,701	Pool #A25310, 5.00%, 6/1/34	877,554
304,074	Pool #A25311, 5.00%, 6/1/34	337,474
81,377	Pool #A26270, 6.00%, 8/1/34	92,093
47,616	Pool #A26386, 6.00%, 9/1/34	53,759
312,658	Pool #A26395, 6.00%, 9/1/34	353,546
93,208	Pool #A26396, 5.50%, 9/1/34	105,445
342,462	Pool #A28241, 5.50%, 10/1/34	385,123
39,829	Pool #A30055, 5.00%, 11/1/34	44,372
361,582	Pool #A30591, 6.00%, 12/1/34	409,122
359,993	Pool #A31135, 5.50%, 12/1/34	403,600
269,372	Pool #A32976, 5.50%, 8/1/35	301,875
346,340	Pool #A33167, 5.00%, 1/1/35	384,167
675,571	Pool #A34999, 5.50%, 4/1/35	757,088
263,784	Pool #A35628, 5.50%, 6/1/35	296,108
465,220	Pool #A37185, 5.00%, 9/1/35	515,885
379,663	Pool #A38830, 5.00%, 5/1/35	421,010

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$117,389	Pool #A39561, 5.50%, 11/1/35	$131,828
551,425	Pool #A40538, 5.00%, 12/1/35	611,307
318,838	Pool #A42095, 5.50%, 1/1/36	357,210
515,887	Pool #A42097, 5.00%, 1/1/36	571,909
270,976	Pool #A42098, 5.50%, 1/1/36	303,588
110,452	Pool #A42099, 6.00%, 1/1/36	124,460
60,297	Pool #A42802, 5.00%, 2/1/36	66,986
364,597	Pool #A42803, 5.50%, 2/1/36	409,104
264,240	Pool #A42804, 6.00%, 2/1/36	297,621
114,573	Pool #A42805, 6.00%, 2/1/36	128,968
155,725	Pool #A44638, 6.00%, 4/1/36	175,168
260,288	Pool #A44639, 5.50%, 3/1/36	291,533
483,396	Pool #A45396, 5.00%, 6/1/35	536,041
224,272	Pool #A46321, 5.50%, 7/1/35	252,315
91,977	Pool #A46735, 5.00%, 8/1/35	102,022
330,522	Pool #A46746, 5.50%, 8/1/35	371,024
199,443	Pool #A46748, 5.50%, 8/1/35	224,132
100,132	Pool #A46996, 5.50%, 9/1/35	112,527
506,695	Pool #A46997, 5.50%, 9/1/35	567,835
520,464	Pool #A47552, 5.00%, 11/1/35	576,983
356,731	Pool #A47553, 5.00%, 11/1/35	395,637
197,387	Pool #A47554, 5.50%, 11/1/35	221,543
113,075	Pool #A48788, 5.50%, 5/1/36	126,772
274,027	Pool #A48789, 6.00%, 5/1/36	308,588
90,532	Pool #A49013, 6.00%, 5/1/36	102,004
174,386	Pool #A49526, 6.00%, 5/1/36	196,450
175,868	Pool #A49843, 6.00%, 6/1/36	198,005
486,137	Pool #A49844, 6.00%, 6/1/36	547,397
30,233	Pool #A49845, 6.50%, 6/1/36	33,267
158,044	Pool #A50128, 6.00%, 6/1/36	178,072
305,069	Pool #A59530, 5.50%, 4/1/37	341,308
214,642	Pool #A59964, 5.50%, 4/1/37	240,743
194,887	Pool #A61754, 5.50%, 5/1/37	218,586
95,258	Pool #A61779, 5.50%, 5/1/37	106,975
104,701	Pool #A61915, 5.50%, 6/1/37	117,466
159,172	Pool #A61916, 6.00%, 6/1/37	178,895
239,001	Pool #A63456, 5.50%, 6/1/37	267,914
567,536	Pool #A64012, 5.50%, 7/1/37	634,776
214,631	Pool #A64015, 6.00%, 7/1/37	241,016
35,534	Pool #A64450, 6.00%, 8/1/37	39,902
91,796	Pool #A65713, 6.00%, 9/1/37	103,080
520,124	Pool #A66061, 5.50%, 8/1/37	583,128
379,904	Pool #A66122, 6.00%, 8/1/37	426,605
218,035	Pool #A66133, 6.00%, 6/1/37	245,172
168,066	Pool #A66156, 6.50%, 9/1/37	188,544
223,836	Pool #A68766, 6.00%, 10/1/37	251,352
141,770	Pool #A70292, 5.50%, 7/1/37	158,632
111,945	Pool #A73816, 6.00%, 3/1/38	125,706

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$122,260	Pool #A75113, 5.00%, 3/1/38	$135,689
181,021	Pool #A76187, 5.00%, 4/1/38	201,414
457,110	Pool #A78354, 5.50%, 11/1/37	511,696
113,545	Pool #A79561, 5.50%, 7/1/38	127,547
838,346	Pool #A91887, 5.00%, 4/1/40	934,887
319,656	Pool #A92388, 4.50%, 5/1/40	349,099
578,801	Pool #A93962, 4.50%, 9/1/40	632,114
897,737	Pool #A95573, 4.00%, 12/1/40	952,723
693,539	Pool #A96339, 4.00%, 12/1/40	736,018
827,057	Pool #A97099, 4.00%, 1/1/41	878,361
889,387	Pool #A97715, 4.00%, 3/1/41	944,557
567,332	Pool #A97716, 4.50%, 3/1/41	618,437
42,945	Pool #B31140, 6.50%, 10/1/31	48,183
73,684	Pool #B31188, 6.00%, 1/1/32	81,124
25,975	Pool #B31206, 6.00%, 3/1/32	28,688
23,976	Pool #B31292, 6.00%, 9/1/32	26,480
75,235	Pool #B31493, 5.00%, 2/1/34	81,686
44,913	Pool #B31516, 5.00%, 4/1/34	48,761
62,116	Pool #B31532, 5.00%, 5/1/34	67,435
93,060	Pool #B31546, 5.50%, 5/1/34	102,283
172,758	Pool #B31547, 5.50%, 5/1/34	189,876
94,474	Pool #B31551, 5.50%, 6/1/34	103,823
66,075	Pool #B31587, 5.00%, 11/1/34	71,768
125,985	Pool #B31588, 5.50%, 11/1/34	138,489
91,886	Pool #B31642, 5.50%, 5/1/35	100,142
31,375	Pool #B50443, 5.00%, 11/1/18	33,247
68,896	Pool #B50450, 4.50%, 1/1/19	73,134
55,311	Pool #B50451, 5.00%, 1/1/19	58,615
9,601	Pool #B50470, 4.50%, 4/1/19	10,191
114,145	Pool #B50496, 5.50%, 9/1/19	123,085
136,118	Pool #B50499, 5.00%, 11/1/19	145,124
37,457	Pool #B50500, 5.50%, 10/1/19	40,419
30,474	Pool #B50501, 4.50%, 11/1/19	32,177
48,731	Pool #B50504, 5.50%, 11/1/19	52,621
203,995	Pool #B50506, 5.00%, 11/1/19	219,079
44,104	Pool #C37233, 7.50%, 2/1/30	52,277
80,597	Pool #C48137, 7.00%, 1/1/31	94,092
202,851	Pool #C51686, 6.50%, 5/1/31	233,724
174,777	Pool #C53210, 6.50%, 6/1/31	201,594
59,299	Pool #C53914, 6.50%, 6/1/31	68,434
49,239	Pool #C60020, 6.50%, 11/1/31	56,852
60,422	Pool #C60804, 6.00%, 11/1/31	68,563
59,968	Pool #C65616, 6.50%, 3/1/32	69,133
56,624	Pool #C68324, 6.50%, 6/1/32	65,424
210,270	Pool #C73273, 6.00%, 11/1/32	237,055
185,118	Pool #C73525, 6.00%, 11/1/32	209,663
61,865	Pool #C74672, 5.50%, 11/1/32	70,184
387,858	Pool #C77844, 5.50%, 3/1/33	435,422

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 64,743	Pool #C77845, 5.50%, 3/1/33	$73,562
374,290	Pool #C78252, 5.50%, 3/1/33	420,432
99,685	Pool #C78380, 5.50%, 3/1/33	112,098
174,740	Pool #J00980, 5.00%, 1/1/21	188,791
98,528	Pool #J05466, 5.50%, 6/1/22	106,095
1,097,545	Pool #J21142, 2.50%, 11/1/27	1,117,695
1,029,880	Pool #J23532, 2.50%, 5/1/28	1,047,500
340,916	Pool #N31468, 6.00%, 11/1/37	378,586
335,393	Pool #Q00462, 4.00%, 3/1/41	355,831
943,515	Pool #Q00465, 4.50%, 4/1/41	1,021,576
918,480	Pool #Q05867, 3.50%, 12/1/41	945,389
1,011,198	Pool #Q06239, 3.50%, 1/1/42	1,040,823
998,139	Pool #Q06406, 4.00%, 2/1/42	1,058,027
1,605,366	Pool #Q13349, 3.00%, 11/1/42	1,586,616
1,402,592	Pool #Q17662, 3.00%, 4/1/43	1,385,553
1,637,596	Pool #Q18754, 3.00%, 6/1/43	1,617,701
1,298,954	Pool #Q18772, 3.00%, 6/1/43	1,283,174

		50,020,620

Ginnie Mae — 28.91%
357,469	Pool #409117, 5.50%, 6/20/38	398,146
243,568	Pool #487643, 5.00%, 2/15/39	268,962
439,636	Pool #588448, 6.25%, 9/15/32	440,495
668,178	Pool #616936, 5.50%, 1/15/36	753,267
473,161	Pool #617904, 5.75%, 9/15/23	471,900
2,911,659	Pool #618363, 4.00%, 9/20/41	3,117,978
524,044	Pool #624106, 5.13%, 3/15/34	523,703
1,138,430	Pool #654705, 4.00%, 9/20/41	1,219,098
434,167	Pool #664269, 5.85%, 6/15/38	450,817
410,055	Pool #675509, 5.50%, 6/15/38	460,223
440,787	Pool #697672, 5.50%, 12/15/38	494,164
300,117	Pool #697814, 5.00%, 2/15/39	330,093
542,116	Pool #697885, 4.50%, 3/15/39	590,589
122,443	Pool #698112, 4.50%, 5/15/39	133,621
1,166,094	Pool #698113, 4.50%, 5/15/39	1,272,545
555,046	Pool #699294, 5.63%, 9/20/38	619,044
3,242,322	Pool #713519, 6.00%, 7/15/39	3,644,037
698,954	Pool #714561, 4.50%, 6/15/39	762,761
560,406	Pool #716822, 4.50%, 4/15/39	611,039
713,696	Pool #716823, 4.50%, 4/15/39	778,849
693,749	Pool #717132, 4.50%, 5/15/39	759,465
983,096	Pool #717133, 4.50%, 5/15/39	1,070,998
1,174,650	Pool #720080, 4.50%, 6/15/39	1,290,096
923,207	Pool #720521, 5.00%, 8/15/39	1,027,140
1,020,397	Pool #724629, 5.00%, 7/20/40	1,124,908
2,079,177	Pool #726550, 5.00%, 9/15/39	2,313,246
1,124,296	Pool #729018, 4.50%, 2/15/40	1,229,875

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 459,775	Pool #729019, 5.00%, 2/15/40	$511,536
655,976	Pool #729346, 4.50%, 7/15/41	717,294
945,906	Pool #737574, 4.00%, 11/15/40	1,014,225
773,482	Pool #738844, 3.50%, 10/15/41	805,599
857,905	Pool #738845, 3.50%, 10/15/41	893,260
1,680,602	Pool #738862, 4.00%, 10/15/41	1,797,194
614,506	Pool #747241, 5.00%, 9/20/40	677,445
1,291,589	Pool #748654, 3.50%, 9/15/40	1,344,816
607,687	Pool #748846, 4.50%, 9/20/40	666,842
1,008,612	Pool #757016, 3.50%, 11/15/40	1,050,178
750,276	Pool #757017, 4.00%, 12/15/40	805,404
963,995	Pool #759297, 4.00%, 1/20/41	1,033,207
1,041,244	Pool #759298, 4.00%, 2/20/41	1,116,003
699,426	Pool #762877, 4.00%, 4/15/41	747,949
489,243	Pool #763564, 4.50%, 5/15/41	534,976
917,059	Pool #770391, 4.50%, 6/15/41	1,002,782
1,381,501	Pool #770481, 4.00%, 8/15/41	1,477,343
604,990	Pool #770482, 4.50%, 8/15/41	659,274
1,707,957	Pool #770517, 4.00%, 8/15/41	1,826,446
797,727	Pool #770529, 4.00%, 8/15/41	853,070
1,608,237	Pool #770537, 4.00%, 8/15/41	1,719,809
757,364	Pool #770738, 4.50%, 6/20/41	827,539
1,455,957	Pool #779592, 4.00%, 11/20/41	1,559,125
998,309	Pool #779593, 4.00%, 11/20/41	1,069,048
3,436,576	Pool #791406, 3.50%, 6/15/37	3,527,353
1,074,381	Pool #AA6312, 3.00%, 4/15/43	1,084,369
1,439,384	Pool #AA6424, 3.00%, 5/15/43	1,452,766
2,388,248	Pool #AB2733, 3.50%, 8/15/42	2,486,670
2,703,548	Pool #AB2745, 3.00%, 8/15/42	2,728,682
2,806,904	Pool #AB2841, 3.00%, 9/15/42	2,833,000
1,361,923	Pool #AB2843, 3.00%, 9/15/42	1,374,584
903,723	Pool #AB2852, 3.50%, 9/15/42	940,966
5,822,289	Pool #AC9541, 2.12%, 2/15/48	5,870,473
1,108,975	Pool #AE6946, 3.00%, 6/15/43	1,119,632
1,625,125	Pool #AE8253, 4.00%, 2/20/44	1,740,281
1,475,980	Pool #AG8915, 4.00%, 2/20/44	1,580,567
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	633,320
2,892,412	Series 2012-107, Class A, 1.15%, 1/16/45	2,765,082
1,600,000	Series 2012-112, Class B, 2.70%, 1/16/53	1,458,512
6,634,829	Series 2012-114, Class A, 2.10%, 1/16/53(a)	6,443,246
2,172,935	Series 2012-115, Class A, 2.13%, 4/16/45	2,129,921
3,840,546	Series 2012-120, Class A, 1.90%, 2/16/53	3,705,516
1,843,221	Series 2012-131, Class A, 1.90%, 2/16/53	1,777,187
966,739	Series 2012-144 Class AD, 1.77%, 1/16/53	922,891
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	5,748,158
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(a)	2,849,455
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53(a)	1,532,130
2,445,097	Series 2012-53, Class AC, 2.38%, 12/16/43	2,393,919

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	$7,511,638
1,407,672	Series 2012-70, Class A, 1.73%, 5/16/42	1,398,939
3,728,798	Series 2012-72, Class A, 1.71%, 5/16/42	3,690,465
4,292,727	Series 2012-78, Class A, 1.68%, 3/16/44	4,232,788
1,666,615	Series 2013-101, Class AG, 1.76%, 4/16/38	1,664,945
1,311,352	Series 2013-105, Class A, 1.71%, 2/16/37	1,306,048
1,853,099	Series 2013-107, Class A, 2.00%, 5/16/40	1,837,383
1,525,220	Series 2013-126, Class BK, 2.45%, 10/16/47	1,481,057
988,411	Series 2013-127, Class A, 2.00%, 3/16/52(b)	986,001
963,358	Series 2013-139, Class AB, 2.38%, 10/16/43	970,137
972,615	Series 2013-17, Class A, 1.13%, 1/16/49	941,328
967,845	Series 2013-29, Class AB, 1.77%, 10/16/45	950,094
962,450	Series 2013-33, Class A, 1.06%, 7/16/38	947,695
2,928,794	Series 2013-63, Class AB, 1.38%, 3/16/45	2,830,008
1,569,718	Series 2013-97, Class AC, 2.00%, 6/16/45	1,534,367
994,790	Series 2014-47, Class AB, 2.25%, 2/16/54(b)	1,001,886
1,495,700	Series 2014-54, Class AB, 2.62%, 10/16/43	1,517,823
1,197,792	Series 2014-77, Class AC, 2.35%, 10/16/40	1,213,658
1,122,000	Series 2014-82, Class AB, 2.40%, 9/1/55	1,131,650

		147,114,013

Total U.S. Government Agency Backed Mortgages		542,504,283

(Cost $524,486,796)
U.S. Government Agency Obligations — 7.50%
Small Business Administration — 7.27%
2,438,853	0.38%, 12/25/37(a)	2,361,239
1,763,797	0.38%, 11/7/36(b)	1,770,485
286,018	0.38%, 3/5/37(b)	287,106
3,132,212	0.53%, 3/25/21(a)	3,100,559
260,284	0.53%, 4/30/35(b)	261,230
1,016,431	0.55%, 9/25/30(a)	999,188
210,670	0.55%, 4/25/28(a)	207,427
173,298	0.55%, 3/25/29(a)	170,523
355,313	0.60%, 11/25/29(a)	350,364
221,792	0.60%, 3/25/28(a)	218,908
988,010	0.63%, 4/15/32(b)	991,216
127,054	0.63%, 6/25/18(a)	126,404
192,068	0.70%, 7/15/20(b)	192,680
148,129	0.70%, 2/17/20(b)	148,605
557,058	0.75%, 11/29/32(b)	561,210
1,187,379	0.80%, 4/15/33(b)	1,198,016
226,543	0.80%, 3/15/33(b)	228,594
4,119,798	0.88%, 5/25/37(a)	4,121,173
1,213,691	0.88%, 8/1/32(b)	1,228,173
616,053	0.88%, 1/26/32(b)	623,414
136,516	0.88%, 12/1/19(b)	137,201

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 120,176	0.91%, 4/16/20(b)	$120,763
1,723,061	1.00%, 5/25/22(a)	1,723,286
53,963	1.13%, 7/30/17(a)(b)	54,217
925,847	1.14%, 11/4/34(b)	945,117
11,050,591	1.26%, 7/18/30*(b)(c)	218,802
11,330,627	1.45%, 3/25/36(a)	11,671,967
157,208	3.13%, 10/25/15(a)	158,464
251,317	3.38%, 10/25/15(a)	253,500
93,046	3.38%, 5/25/16(a)	94,334
137,625	3.58%, 12/25/15(a)	139,097
147,192	3.83%, 7/23/16(b)	149,824
118,515	3.83%, 4/2/17(b)	121,765
34,482	4.13%, 7/18/17(b)	35,526
29,510	4.33%, 10/1/16(b)	30,041
499,694	6.03%, 10/31/32(b)	515,139
483,060	6.35%, 8/13/26(b)	504,784
899,802	6.45%, 2/19/32(b)	937,684
44,048	6.69%, 5/28/24(b)	46,778
10,542	7.38%, 1/1/15(b)	10,723

		37,015,526

United States Department of Agriculture — 0.23%
262,792	5.38%, 10/26/22(b)	268,263
120,301	6.01%, 11/8/32(b)	123,899
154,394	6.05%, 1/5/26(b)	159,729
133,944	6.08%, 7/1/32(b)	138,412
254,266	6.22%, 1/20/37(b)	261,755
212,547	6.38%, 2/16/37(b)	219,704

		1,171,762

Total U.S. Government Agency Obligations		38,187,288

(Cost $39,088,302)

Promissory Notes — 1.86%
8,993,481	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 1/31/35(b)(c)	9,460,472

Total Promissory Notes		9,460,472

(Cost $8,993,481)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
Investment Company — 1.40%
7,123,938	JPMorgan Prime Money Market Fund, Institutional Class	7,123,938

Total Investment Company		7,123,938

(Cost $7,123,938)

Total Investments		$622,225,726

(Cost $604,106,109)(d) — 122.27%

Liabilities in excess of other assets — (22.27)%		(113,346,675)

NET ASSETS — 100.00%		$508,879,051

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	Floating rate note. Rate shown is as of report date.
(b)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $9,679,274 or 1.90% of net assets are as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/2014 Carrying Value Per Unit
$11,050,591	Small Business Administration	01/10/2008	$860,184	$1.98
$8,993,481	Massachusetts Housing Investment Corp.	03/29/2005	$8,993,481	$1.05

(d)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AGM – Insured by Assured Guaranty Municipal Corp.

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

FHA - Insured by Federal Housing Administration

IBC - Insured by International Bancshares Corp.

NATL-RE - Insured by National Public Guarantee Corp.

OID - Original Issue Discount

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2014 (Unaudited)

Financial futures contracts as of June 30, 2014:

	Number of Contracts	Expiration Date	Unrealized (Depreciation)	Notional Value	Clearinghouse
Short Position:
90 Day Euro Dollar	25	September, 2014	$(183,438)	$6,051,563	Barclays Capital
Five Year USD Interest Rate Swap	450	September, 2014	(316,406)	45,618,750	Barclays Capital
Thirty Year U.S. Treasury Bonds	85	September, 2014	(73,192)	11,587,746	Barclays Capital

Total			$(573,036)

Abbreviations used are defined below:

USD – U.S. Dollar

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

June 30, 2014 (Unaudited)

Principal Amount		Value
Corporate Bonds — 7.04%
Brazil — 1.29%
$ 1,539,000	Petrobras Global Finance BV, 4.38%, 5/20/23	$1,482,534
1,355,000	Petrobras Global Finance BV, 4.88%, 3/17/20	1,390,213

		2,872,747

Indonesia — 0.76%
1,700,000	Pertamina Persero PT, 6.45%, 5/30/44	1,690,650
Mexico — 1.89%
912,000	Petroleos Mexicanos, 4.88%, 1/24/22	986,992
1,580,000	Petroleos Mexicanos, 4.88%, 1/18/24	1,697,566
910,000	Petroleos Mexicanos, 5.50%, 1/21/21	1,022,044
408,000	Petroleos Mexicanos, 6.63%, 6/15/35	482,149

		4,188,751

Russia — 0.69%
1,525,000	Vnesheconombank Via VEB Finance Plc, 5.94%, 11/21/23	1,530,719
Venezuela — 2.41%
1,708,700	Petroleos de Venezuela SA, 5.25%, 4/12/17	1,456,325
5,365,916	Petroleos de Venezuela SA, 6.00%, 11/15/26	3,452,967
367,300	Petroleos de Venezuela SA, 8.50%, 11/2/17	341,552
115,000	Petroleos de Venezuela SA, 12.75%, 2/17/22	117,014

		5,367,858

Total Corporate Bonds		15,650,725

(Cost $15,177,282)
Foreign Government Bonds — 75.59%
Brazil — 11.03%
1,055,000	Banco Nacional de Desenvolvimento Economico e Social, 4.00%, 4/14/19	1,073,293
27,990,000(a)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17	12,259,794
16,642,000(a)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	6,889,059
500,000(a)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23	202,816
2,525,000(a)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	1,002,486
1,302,000	Brazilian Government International Bond, 4.25%, 1/7/25	1,318,173
1,420,000	Brazilian Government International Bond, 7.13%, 1/20/37	1,788,916

		24,534,537

Bulgaria — 0.86%
1,415,000(b)	Bulgaria Government International Bond, 2.95%, 9/3/24	1,903,229

Chile — 0.87%
995,000,000(a)	Chile Government International Bond, 6.00%, 1/1/22	1,935,088

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
Colombia — 9.16%
$ 3,194,000	Colombia Government International Bond, 4.00%, 2/26/24	$3,291,777
1,300,000	Colombia Government International Bond, 4.38%, 7/12/21	1,394,900
475,000	Colombia Government International Bond, 5.63%, 2/26/44	531,475
5,028,300,000(a)	Colombian TES, 5.00%, 11/21/18	2,576,591
4,979,300,000(a)	Colombian TES, 6.00%, 4/28/28	2,406,074
6,117,100,000(a)	Colombian TES, 7.00%, 9/11/19	3,377,033
1,556,000,000(a)	Colombian TES, 8.00%, 10/28/15	859,221
8,940,900,000(a)	Colombian TES, 10.00%, 7/24/24	5,940,484

		20,377,555

Costa Rica — 0.19%
450,000	Costa Rica Government International Bond, 4.25%, 1/26/23	433,125

Cote D’Ivoire (Ivory Coast) — 0.87%
2,005,000	Ivory Coast Government International Bond, 5.75%, 12/31/32(c)	1,944,850

Croatia (Hrvatska) — 3.09%
1,475,000(b)	Croatia Government International Bond, 3.88%, 5/30/22	2,017,997
2,181,000	Croatia Government International Bond, 5.50%, 4/4/23	2,278,193
1,277,000	Croatia Government International Bond, 6.00%, 1/26/24	1,374,023
1,080,000	Croatia Government International Bond, 6.75%, 11/5/19	1,215,041

		6,885,254

Dominican Republic — 0.85%
945,000	Dominican Republic International Bond, 5.88%, 4/18/24	986,107
424,000	Dominican Republic International Bond, 6.60%, 1/28/24	464,280
110,000	Dominican Republic International Bond, 7.45%, 4/30/44	117,700
291,000	Dominican Republic International Bond, 7.50%, 5/6/21	332,177

		1,900,264

Ecuador — 0.47%
1,020,000	Ecuador Government International Bond, 7.95%, 6/20/24	1,040,400

Ghana — 0.21%
475,000	Republic of Ghana, 7.88%, 8/7/23	463,125

Guatemala — 0.39%
440,000	Guatemala Government Bond, 4.88%, 2/13/28	432,803
335,000	Guatemala Government Bond, 8.13%, 10/6/34	438,237

		871,040

Hungary — 7.95%
216,790,000(a)	Hungary Government Bond, 5.50%, 12/22/16	1,025,370
242,510,000(a)	Hungary Government Bond, 5.50%, 6/24/25	1,178,484
31,640,000(a)	Hungary Government Bond, 6.00%, 11/24/23	158,629

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
336,820,000(a)	Hungary Government Bond, 6.50%, 6/24/19	$1,704,262
351,480,000(a)	Hungary Government Bond, 6.75%, 8/22/14	1,563,557
461,410,000(a)	Hungary Government Bond, 7.75%, 8/24/15	2,167,874
115,390,000(a)	Hungary Government Bond, 8.00%, 2/12/15	528,001
$ 1,510,000	Hungary Government International Bond, 4.00%, 3/25/19	1,555,300
5,090,000	Hungary Government International Bond, 5.38%, 3/25/24	5,471,750
2,108,000	Hungary Government International Bond, 5.75%, 11/22/23	2,324,070

		17,677,297

Indonesia — 1.31%
670,000	Indonesia Government International Bond, 3.38%, 4/15/23	620,092
610,000	Indonesia Government International Bond, 5.88%, 1/15/24	672,441
690,000	Indonesia Government International Bond, 11.63%, 3/4/19	938,540
242,000,000(a)	Indonesia Treasury Bond, 6.13%, 5/15/28	16,254
8,400,000,000(a)	Indonesia Treasury Bond Credit Linked Note, 7.00%, 5/15/22	664,277

		2,911,604

Kenya — 1.09%
2,325,000	Kenya Government International Bond, 6.88%, 6/24/24	2,415,094

Malaysia — 1.74%
3,970,000(a)	Malaysia Government Bond, 3.26%, 3/1/18	1,220,962
3,760,000(a)	Malaysia Government Bond, 3.42%, 8/15/22	1,122,557
560,000(a)	Malaysia Government Bond, 3.49%, 3/31/20	171,268
260,000(a)	Malaysia Government Bond, 3.58%, 9/28/18	80,718
823,000(a)	Malaysia Government Bond, 3.84%, 4/15/33	236,264
1,010,000(a)	Malaysia Government Bond, 3.89%, 3/15/27	302,376
60,000(a)	Malaysia Government Bond, 4.05%, 9/30/21	18,830
2,210,000(a)	Malaysia Government Bond, 4.38%, 11/29/19	708,185

		3,861,160

Mexico — 3.40%
3,230,000(a)	Mexican Bonos, 6.50%, 6/10/21	266,655
18,610,000(a)	Mexican Bonos, 7.50%, 6/3/27	1,629,916
9,070,000(a)	Mexican Bonos, 7.75%, 11/13/42	794,658
15,740,000(a)	Mexican Bonos, 8.50%, 5/31/29	1,484,724
3,060,000(a)	Mexican Bonos, 10.00%, 11/20/36	329,310
1,060,000	Mexico Government International Bond, 3.50%, 1/21/21	1,099,750
500,000	Mexico Government International Bond, 3.63%, 3/15/22	519,014
1,366,000	Mexico Government International Bond, 4.00%, 10/2/23	1,437,715

		7,561,742

Morocco — 1.17%
1,935,000(b)	Morocco Government International Bond, 3.50%, 6/19/24	2,608,508

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
Mozambique — 0.98%
$ 2,175,000	EMATUM Via Mozambique EMATUM Finance 2020 BV, 6.31%, 9/11/20	$2,185,875

Nigeria — 1.01%
72,078,000(a)	Nigeria Government Bond, 15.10%, 4/27/17	480,571
56,100,000(a)	Nigeria Government Bond, 16.00%, 6/29/19	402,880
60,571,000(a)	Nigeria Government Bond, 16.39%, 1/27/22	450,461
825,000	Nigeria Government International Bond, 6.75%, 1/28/21	911,653

		2,245,565

Pakistan — 0.68%
675,000	Pakistan Government International Bond, 6.88%, 6/1/17	700,312
565,000	Pakistan Government International Bond, 7.25%, 4/15/19	577,712
220,000	Pakistan Government International Bond, 8.25%, 4/15/24	227,150

		1,505,174

Panama — 1.02%
888,000	Panama Government International Bond, 4.30%, 4/29/53	773,448
492,000	Panama Government International Bond, 5.20%, 1/30/20	549,810
765,000	Panama Government International Bond, 6.70%, 1/26/36	940,950

		2,264,208

Peru — 1.51%
1,370,000	Peruvian Government International Bond, 7.35%, 7/21/25	1,814,443
3,763,000(a)	Peruvian Government International Bond, 7.84%, 8/12/20	1,541,205

		3,355,648

Philippines — 0.10%
10,000,000(a)	Philippine Government International Bond, 3.90%, 11/26/22	228,809

Poland — 4.12%
2,240,000(a)	Poland Government Bond, 2.50%, 7/25/18	727,495
3,570,000(a)	Poland Government Bond, 3.25%, 7/25/25	1,138,100
11,253,000(a)	Poland Government Bond, 3.75%, 4/25/18	3,829,364
557,000(a)	Poland Government Bond, 4.00%, 10/25/23	191,531
1,480,000(a)	Poland Government Bond, 4.75%, 10/25/16	511,449
890,000(a)	Poland Government Bond, 5.25%, 10/25/17	316,390
440,000(a)	Poland Government Bond, 5.50%, 4/25/15	148,467
5,422,000(a)	Poland Government Bond, 5.75%, 10/25/21	2,069,482
618,000(a)	Poland Government Bond, 5.75%, 9/23/22	238,030

		9,170,308

Romania — 2.73%
3,480,000(a)	Romania Government Bond, 5.90%, 7/26/17	1,178,822
620,000(a)	Romania Government Bond, 5.95%, 6/11/21	217,081
1,160,000(b)	Romanian Government International Bond, 3.63%, 4/24/24	1,662,785

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 1,478,000	Romanian Government International Bond, 4.38%, 8/22/23	$1,514,950
585,000(b)	Romanian Government International Bond, 4.63%, 9/18/20	899,891
334,000	Romanian Government International Bond, 4.88%, 1/22/24	354,875
218,000	Romanian Government International Bond, 6.13%, 1/22/44	247,975

		6,076,379

Russia — 5.32%
76,600,000(a)	Russian Federal Bond - OFZ, 6.20%, 1/31/18	2,127,285
20,342,000(a)	Russian Federal Bond - OFZ, 6.40%, 5/27/20	551,910
35,950,000(a)	Russian Federal Bond - OFZ, 7.00%, 8/16/23	975,724
33,520,000(a)	Russian Federal Bond - OFZ, 7.05%, 1/19/28	881,659
23,009,000(a)	Russian Federal Bond - OFZ, 7.40%, 4/19/17	666,701
7,514,000(a)	Russian Federal Bond - OFZ, 7.50%, 3/15/18	217,263
44,747,000(a)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	1,297,120
2,000,000	Russian Foreign Bond - Eurobond, 5.63%, 4/4/42	2,081,041
2,626,975	Russian Foreign Bond - Eurobond, 7.50%, 3/31/30(c)	3,048,604

		11,847,307

Serbia — 0.99%
2,079,000	Republic of Serbia, 5.88%, 12/3/18	2,211,536

Slovenia — 0.92%
1,900,000	Slovenia Government International Bond, 5.25%, 2/18/24	2,047,250

South Africa — 4.90%
15,950,339(a)	South Africa Government Bond, 6.75%, 3/31/21	1,405,071
5,190,000(a)	South Africa Government Bond, 7.00%, 2/28/31	410,566
2,810,000(a)	South Africa Government Bond, 8.00%, 12/21/18	268,397
48,708,650(a)	South Africa Government Bond, 10.50%, 12/21/26	5,348,736
2,684(a)	South Africa Government Bond, 13.50%, 9/15/15	272
3,120,000	South Africa Government International Bond, 5.88%, 9/16/25	3,463,273

		10,896,315

Sri Lanka — 1.32%
1,685,000	Sri Lanka Government International Bond, 5.88%, 7/25/22	1,729,864
1,145,000	Sri Lanka Government International Bond, 6.25%, 7/27/21	1,209,915

		2,939,779

Thailand — 2.17%
12,100,000(a)	Thailand Government Bond, 1.20%, 7/14/21(d)	384,823
20,950,000(a)	Thailand Government Bond, 3.13%, 12/11/15	653,392
61,918,000(a)	Thailand Government Bond, 3.45%, 3/8/19	1,933,039
35,561,000(a)	Thailand Government Bond, 3.63%, 6/16/23	1,087,936
18,910,000(a)	Thailand Government Bond, 3.65%, 12/17/21	584,933

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
5,495,000(a)	Thailand Government Bond, 3.88%, 6/13/19	$174,606

		4,818,729

Turkey — 2.31%
3,841,688(a)	Turkey Government Bond, 7.10%, 3/8/23	1,634,243
684,748(a)	Turkey Government Bond, 8.50%, 9/14/22	319,168
3,290,000(a)	Turkey Government Bond, 8.80%, 9/27/23	1,556,844
1,288,960(a)	Turkey Government Bond, 9.50%, 1/12/22	634,663
700,000(b)	Turkey Government International Bond, 4.13%, 4/11/23	999,805

		5,144,723

Venezuela — 0.76%
$ 890,000	Venezuela Government International Bond, 6.00%, 12/9/20	685,300
1,238,800	Venezuela Government International Bond, 8.25%, 10/13/24	1,003,428

		1,688,728

Zambia — 0.10%
200,000	Zambia Government International Bond, 8.50%, 4/14/24	220,750

Total Foreign Government Bonds		168,170,955

(Cost $166,196,684)

Shares
Investment Company — 14.22%
31,646,125	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	31,646,125

Total Investment Company		31,646,125

(Cost $31,646,125)

Total Investments (Cost $213,020,091)(e) — 96.85%		$215,467,805

Other assets in excess of liabilities — 3.15%		7,009,573

NET ASSETS — 100.00%		$222,477,378

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Euros.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2014 (Unaudited)

Financial futures contracts as of June 30, 2014:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Counterparty
Ten Year U.S. Treasury Bonds	75	September, 2014	$ (26,937)	USD	9,360,953	Citigroup Global Markets, Inc.

Foreign currency exchange contracts as of June 30, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	5,765,470	USD	2,510,000	Citibank, N.A.	7/2/14	$98,355
BRL	2,340,900	USD	1,020,000	Citibank, N.A.	7/2/14	39,046
BRL	2,326,110	USD	1,020,000	Citibank, N.A.	7/2/14	32,355
BRL	2,323,560	USD	1,020,000	Citibank, N.A.	7/2/14	31,201
BRL	2,207,616	USD	987,306	Citibank, N.A.	7/2/14	11,441
BRL	2,173,971	USD	972,694	Citibank, N.A.	7/2/14	10,832
BRL	669,827	USD	295,834	Citibank, N.A.	7/2/14	7,202
BRL	628,600	USD	280,000	Citibank, N.A.	7/2/14	4,385
BRL	5,410,637	USD	2,444,933	Citibank, N.A.	7/2/14	2,892
BRL	5,495,677	USD	2,483,922	Citibank, N.A.	7/2/14	2,376
BRL	5,953,650	USD	2,691,524	Citibank, N.A.	7/2/14	1,966
USD	1,025,000	BRL	2,309,223	Citibank, N.A.	7/2/14	(19,715)
USD	1,025,000	BRL	2,310,350	Citibank, N.A.	7/2/14	(20,225)
USD	920,000	BRL	2,112,044	Citibank, N.A.	7/2/14	(35,509)
USD	12,644,711	BRL	28,564,402	Citibank, N.A.	7/2/14	(278,102)
CLP	1,126,018,725	USD	2,015,607	Citibank, N.A.	7/24/14	14,928
CLP	966,455,800	USD	1,731,100	Citibank, N.A.	7/24/14	11,697
CLP	271,582,500	USD	490,000	Citibank, N.A.	7/24/14	(259)
EUR	1,271,397	USD	1,730,271	Citibank, N.A.	7/24/14	10,814
EUR	1,200,000	USD	1,634,152	Citibank, N.A.	7/24/14	9,160
EUR	1,100,000	USD	1,500,543	Citibank, N.A.	7/24/14	5,826
EUR	560,000	USD	763,151	Citibank, N.A.	7/24/14	3,728
EUR	560,000	USD	763,911	Citibank, N.A.	7/24/14	2,968
EUR	333,258	USD	453,844	Citibank, N.A.	7/24/14	2,529
IDR	9,776,060,625	USD	813,452	Citibank, N.A.	7/24/14	8,056
INR	437,945,604	USD	7,256,762	Citibank, N.A.	7/24/14	4,933
INR	34,428,000	USD	570,000	Citibank, N.A.	7/24/14	860
INR	29,820,212	USD	493,753	Citibank, N.A.	7/24/14	704
INR	34,962,400	USD	580,000	Citibank, N.A.	7/24/14	(279)
INR	430,766,167	USD	7,146,681	Citibank, N.A.	7/24/14	(4,029)
INR	461,326,326	USD	7,654,645	Citibank, N.A.	7/24/14	(5,267)
KRW	1,106,309,400	USD	1,085,000	Citibank, N.A.	7/24/14	7,461
KRW	1,106,309,400	USD	1,085,000	Citibank, N.A.	7/24/14	7,461
MXN	12,829,866	USD	980,000	Citibank, N.A.	7/24/14	7,103
MXN	28,453,171	USD	2,182,745	Citibank, N.A.	7/24/14	6,382
MXN	46,994,334	USD	3,610,172	Citibank, N.A.	7/24/14	5,472
MXN	36,132,357	USD	2,774,930	Citibank, N.A.	7/24/14	5,017
MXN	6,415,570	USD	490,000	Citibank, N.A.	7/24/14	3,600
MXN	30,110,297	USD	2,313,152	Citibank, N.A.	7/24/14	3,470

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MXN	4,027,128	USD	310,000	Citibank, N.A.	7/24/14	$ (161)
MYR	9,839,901	USD	3,053,878	Citibank, N.A.	7/24/14	10,314
MYR	9,398,199	USD	2,917,880	Citibank, N.A.	7/24/14	8,764
MYR	9,607,048	USD	2,984,343	Citibank, N.A.	7/24/14	7,337
PEN	841,440	USD	300,000	Citibank, N.A.	7/24/14	(134)
PEN	1,402,100	USD	500,000	Citibank, N.A.	7/24/14	(331)
PHP	8,358,920	USD	190,604	Citibank, N.A.	7/24/14	972
PLN	3,797,172	USD	1,241,362	Citibank, N.A.	7/24/14	6,839
PLN	1,458,800	USD	476,227	Citibank, N.A.	7/24/14	3,308
PLN	2,018,894	USD	660,828	Citibank, N.A.	7/24/14	2,821
PLN	1,498,714	USD	490,000	Citibank, N.A.	7/24/14	2,655
PLN	1,648,289	USD	540,000	Citibank, N.A.	7/24/14	1,823
PLN	1,648,134	USD	540,000	Citibank, N.A.	7/24/14	1,772
PLN	2,322,264	USD	762,504	Citibank, N.A.	7/24/14	868
PLN	312,525	USD	102,036	Citibank, N.A.	7/24/14	696
PLN	179,046	USD	58,800	Citibank, N.A.	7/24/14	56
RUB	34,168,190	USD	980,000	Citibank, N.A.	7/24/14	19,899
RUB	35,325,150	USD	1,020,000	Citibank, N.A.	7/24/14	13,756
RUB	35,312,910	USD	1,020,000	Citibank, N.A.	7/24/14	13,398
RUB	32,583,763	USD	940,154	Citibank, N.A.	7/24/14	13,378
RUB	30,507,840	USD	880,000	Citibank, N.A.	7/24/14	12,783
RUB	25,270,410	USD	730,000	Citibank, N.A.	7/24/14	9,514
RUB	18,898,297	USD	544,574	Citibank, N.A.	7/24/14	8,466
RUB	16,985,136	USD	493,022	Citibank, N.A.	7/24/14	4,032
TRY	1,166,508	USD	540,000	Citibank, N.A.	7/24/14	7,760
TRY	1,276,590	USD	600,000	Citibank, N.A.	7/24/14	(548)
USD	1,773,474	HUF	399,941,781	Citibank, N.A.	7/24/14	7,037
USD	1,882,955	HUF	424,794,656	Citibank, N.A.	7/24/14	6,750
USD	692,266	RUB	23,472,800	Citibank, N.A.	7/24/14	5,357
USD	1,000,000	HUF	225,570,000	Citibank, N.A.	7/24/14	3,717
USD	495,000	HUF	111,503,700	Citibank, N.A.	7/24/14	2,518
USD	763,151	PLN	2,316,160	Citibank, N.A.	7/24/14	1,786
USD	490,000	HUF	110,619,950	Citibank, N.A.	7/24/14	1,421
USD	610,000	ZAR	6,501,075	Citibank, N.A.	7/24/14	1,379
USD	186,690	RUB	6,341,664	Citibank, N.A.	7/24/14	1,107
USD	101,848	RUB	3,454,672	Citibank, N.A.	7/24/14	750
USD	763,911	PLN	2,322,168	Citibank, N.A.	7/24/14	571
USD	520,000	RUB	17,764,240	Citibank, N.A.	7/24/14	147
USD	620,000	THB	20,144,420	Citibank, N.A.	7/24/14	46
USD	630,000	PLN	1,916,775	Citibank, N.A.	7/24/14	(80)
USD	1,172,187	SGD	1,461,717	Citibank, N.A.	7/24/14	(98)
USD	345,186	HUF	78,226,052	Citibank, N.A.	7/24/14	(318)
USD	490,000	HUF	111,019,300	Citibank, N.A.	7/24/14	(343)
USD	190,552	PEN	535,928	Citibank, N.A.	7/24/14	(438)
USD	102,036	EUR	75,000	Citibank, N.A.	7/24/14	(671)
USD	46,945	RUB	1,628,771	Citibank, N.A.	7/24/14	(719)
USD	490,000	HUF	111,117,300	Citibank, N.A.	7/24/14	(776)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	51,629	RUB	1,791,283	Citibank, N.A.	7/24/14	$(791)
USD	1,381,824	THB	44,930,008	Citibank, N.A.	7/24/14	(919)
USD	1,451,344	THB	47,190,436	Citibank, N.A.	7/24/14	(965)
USD	520,000	INR	31,434,000	Citibank, N.A.	7/24/14	(1,216)
USD	890,000	MXN	11,588,245	Citibank, N.A.	7/24/14	(1,575)
USD	130,228	RUB	4,520,534	Citibank, N.A.	7/24/14	(2,061)
USD	520,000	INR	31,486,000	Citibank, N.A.	7/24/14	(2,078)
USD	318,182	RON	1,027,005	Citibank, N.A.	7/24/14	(2,137)
USD	839,955	HUF	190,669,764	Citibank, N.A.	7/24/14	(2,183)
USD	1,134,974	SGD	1,418,566	Citibank, N.A.	7/24/14	(2,704)
USD	182,376	RUB	6,327,551	Citibank, N.A.	7/24/14	(2,793)
USD	476,227	EUR	350,000	Citibank, N.A.	7/24/14	(3,072)
USD	1,039,764	PEN	2,926,416	Citibank, N.A.	7/24/14	(3,129)
USD	1,020,000	MXN	13,301,935	Citibank, N.A.	7/24/14	(3,423)
USD	219,090	RUB	7,612,731	Citibank, N.A.	7/24/14	(3,689)
USD	817,930	COP	1,544,907,114	Citibank, N.A.	7/24/14	(4,117)
USD	1,220,000	SGD	1,526,383	Citibank, N.A.	7/24/14	(4,147)
USD	279,137	COP	532,872,868	Citibank, N.A.	7/24/14	(4,405)
USD	1,030,000	MXN	13,445,414	Citibank, N.A.	7/24/14	(4,461)
USD	1,080,000	MXN	14,097,240	Citibank, N.A.	7/24/14	(4,612)
USD	758,636	PLN	2,322,264	Citibank, N.A.	7/24/14	(4,736)
USD	1,140,000	INR	69,049,800	Citibank, N.A.	7/24/14	(4,934)
USD	1,382,881	ILS	4,763,541	Citibank, N.A.	7/24/14	(4,992)
USD	1,474,184	ILS	5,078,123	Citibank, N.A.	7/24/14	(5,343)
USD	902,374	ZAR	9,700,520	Citibank, N.A.	7/24/14	(5,775)
USD	392,062	RUB	13,597,678	Citibank, N.A.	7/24/14	(5,861)
USD	932,557	ZAR	10,023,871	Citibank, N.A.	7/24/14	(5,863)
USD	1,080,000	TRY	2,313,900	Citibank, N.A.	7/24/14	(6,544)
USD	980,000	TRY	2,101,120	Citibank, N.A.	7/24/14	(6,628)
USD	980,131	ZAR	10,556,104	Citibank, N.A.	7/24/14	(8,117)
USD	2,235,045	KRW	2,279,734,450	Citibank, N.A.	7/24/14	(16,153)
USD	1,448,988	TRY	3,121,264	Citibank, N.A.	7/24/14	(16,673)
USD	1,473,527	TRY	3,173,978	Citibank, N.A.	7/24/14	(16,886)
USD	980,000	RUB	34,401,626	Citibank, N.A.	7/24/14	(26,730)
USD	5,319,384	EUR	3,904,655	Citibank, N.A.	7/24/14	(27,753)
USD	4,263,810	COP	8,091,431,459	Citibank, N.A.	7/24/14	(41,655)
USD	4,202,316	COP	7,977,887,543	Citibank, N.A.	7/24/14	(42,731)
ZAR	1,158,763	USD	108,456	Citibank, N.A.	7/24/14	25
BRL	2,335,320	USD	1,040,000	Citibank, N.A.	8/4/14	5,951
BRL	2,297,930	USD	1,030,000	Citibank, N.A.	8/4/14	(796)
USD	470,000	BRL	1,046,220	Citibank, N.A.	8/4/14	1,416
USD	2,666,749	BRL	5,953,650	Citibank, N.A.	8/4/14	209
USD	2,461,063	BRL	5,495,677	Citibank, N.A.	8/4/14	(358)
USD	2,422,547	BRL	5,410,637	Citibank, N.A.	8/4/14	(787)
USD	8,062,341	EUR	5,921,000	Citibank, N.A.	8/7/14	(46,470)
CNY	66,375,786	USD	10,706,635	Citibank, N.A.	9/23/14	42,184
CNY	14,446,233	USD	2,330,000	Citibank, N.A.	9/23/14	9,407

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CNY	13,487,660	USD	2,180,000	Citibank, N.A.	9/23/14	$ 4,176
CNY	13,668,850	USD	2,210,000	Citibank, N.A.	9/23/14	3,518
CNY	13,661,999	USD	2,210,000	Citibank, N.A.	9/23/14	2,409
CNY	13,530,915	USD	2,190,000	Citibank, N.A.	9/23/14	1,181
USD	2,191,241	CNY	13,534,200	Citibank, N.A.	9/23/14	(472)
USD	2,310,000	CNY	14,353,185	Citibank, N.A.	9/23/14	(14,338)
USD	2,310,000	CNY	14,355,957	Citibank, N.A.	9/23/14	(14,787)

Total						$ (129,368)

Credit default swap as of June 30, 2014:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
8.49%	USD-BBA LIBOR	JPMorgan Chase Bank, N.A.	7/3/16	Buy	USD	7,360	$(59,776)

Interest rate swaps as of June 30, 2014:
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
8.72%	BRL-CDI	Deutsche Bank AG	1/2/17	BRL	7,090(a)	$(320,249)
11.95%	BRL-CDI	Citigroup Global Markets, Inc.	1/2/17	BRL	5,720(b)	(23,546)
4.11%	CLP-ICP-CAMARA	BNP Paribas SA	1/21/16	CLP	2,155,900(a)	(28,527)
2.85%	HUF-BUBOR-Reuters	JPMorgan Chase Bank, N.A.	3/17/16	HUF	630,000(a)	(58,604)
5.27%	HUF-BUBOR-Reuters	JPMorgan Chase Bank, N.A.	3/17/24	HUF	154,000(b)	98,815
7.46%	INR-MIBOR-OIS-COMPOUND	Citibank, N.A.	7/15/15	INR	152,740(a)	(28,030)
7.01%	INR-MIBOR-OIS-COMPOUND	Citibank, N.A.	6/17/18	INR	285,000(a)	(151,042)
8.41%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	9/9/18	INR	520,810(a)	145,577
8.62%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	4/3/19	INR	452,080(a)	198,636
4.01%	MXN-TIIE-Banxico	Citibank, N.A.	2/9/15	MXN	44,660(b)	(27,680)
3.79%	MXN-TIIE-Banxico	Deutsche Bank AG	3/23/15	MXN	25,100(b)	(17,088)
3.80%	MXN-TIIE-Banxico	Deutsche Bank AG	3/18/16	MXN	50,160(a)	(49,679)
5.27%	MXN-TIIE-Banxico	Citibank, N.A.	5/5/23	MXN	12,360(a)	(47,035)
5.27%	MXN-TIIE-Banxico	Deutsche Bank AG	5/5/23	MXN	11,950(a)	(45,471)
3.77%	MXN-TIIE-Banxico	Citibank, N.A.	1/23/24	MXN	9,482(b)	(54,198)
3.24%	MYR-KLIBOR-BNM	Deutsche Bank AG	4/8/19	MYR	4,000(a)	5,908

Total						$(402,213)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2014 (Unaudited)

Total return swaps as of June 30, 2014:

Fixed Rate	Reference Entity	Counterparty	Expiration Date	Notional Amount (000)		Value
11.50%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	9/15/19	IDR	793,000(a)	$ 79,317
12.80%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	6/15/21	IDR	725,000(a)	76,758
7.00%	Indonesia Treasury Bond	Deutsche Bank AG	5/15/27	IDR	4,680,000(a)	348,982
9.00%	Indonesia Treasury Bond	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3/15/29	IDR	19,230,090(a)	1,697,439
9.50%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	7/15/31	IDR	1,161,000(a)	108,234
7.35%	Russian Federal Bond - OFZ	Citigroup Global Markets, Inc.	1/20/16	RUB	10,780(a)	324,685

Total (Cost $2,988,559)						$2,635,415

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on these swaps.

Abbreviations used are defined below:

BBA LIBOR - British Bankers’ Association London Interbank Offered Rate

BRL-Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

CLP - Chilean Peso

CLP-ICP-CAMARA - Indice Camara Promedia Rate for Chilean Pesos

CNY - Chinese Yuan

COP - Colombian Peso

EUR - Euro

HUF - Hungarian Forint

HUF-BUBOR - Budapest Interbank Offered Rate for Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

KRW - South Korean Won

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

MYR - Malaysian Ringgit

MYR-KLIBOR-BNM - Kuala Lumpur Interbank Offered Rate of Bank Negara Malaysia for Malaysian Ringgit

PEN - Peruvian Neuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2014 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	75.59%
Energy	6.35%
Financials	0.69%
Other*	17.37%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, total return swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

June 30, 2014 (Unaudited)

Principal Amount		Value
Corporate Bonds — 93.39%
Argentina — 0.41%
$ 85,000	YPF SA, 8.75%, 4/4/24	$88,816

Barbados — 1.00%
200,000	Columbus International, Inc., 7.38%, 3/30/21	215,500

Brazil — 8.84%
200,000	Cosan Overseas Ltd., 8.25%, 11/29/49	205,500
200,000	JBS Investments GmbH, 7.25%, 4/3/24	208,000
200,000	OAS Finance Ltd., 8.00%, 7/2/21	203,300
300,000	Odebrecht Finance Ltd., 7.13%, 6/26/42	324,000
200,000	Odebrecht Oil & Gas Finance Ltd., 7.00%, 12/29/49(a)	207,500
200,000	OI SA, 5.75%, 2/10/22	200,750
280,000	Petrobras Global Finance BV, 6.25%, 3/17/24	298,185
53,000	Petrobras Global Finance BV, 7.25%, 3/17/44	58,446
50,000	Petrobras International Finance Co., 6.75%, 1/27/41	51,506
148,000	Telemar Norte Leste SA, 5.50%, 10/23/20	151,522

		1,908,709

Bulgaria — 1.33%
200,000(b)	Vivacom, 6.63%, 11/15/18	286,868

Chile — 2.15%
200,000	Cencosud SA, 4.88%, 1/20/23	201,400
250,000	Guanay Finance Ltd., 6.00%, 12/15/20	264,062

		465,462

China — 6.61%
200,000	China Overseas Finance Cayman VI Ltd., 6.45%, 6/11/34	202,205
200,000	China Resources Power East Foundation Co. Ltd., 7.25%, 5/9/49(a)	209,400
200,000	CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	188,202
200,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	204,271
200,000	ENN Energy Holdings Ltd., 6.00%, 5/13/21	221,875
200,000	Greenland Global Investment Ltd., 5.88%, 7/3/24	197,346
200,000	State Grid Overseas Investment 2014 Ltd., 4.13%, 5/7/24	205,498

		1,428,797

Colombia — 7.74%
200,000	Banco de Bogota SA, 5.38%, 2/19/23	207,240
87,000	Bancolombia SA, 5.13%, 9/11/22	87,870
98,000	Ecopetrol SA, 5.88%, 5/28/45	101,664
118,000	Ecopetrol SA, 7.38%, 9/18/43	145,444
300,000	Empresa de Energia de Bogota SA, 6.13%, 11/10/21	327,000
126,000,000(c)	Empresa de Telecomunicaciones de Bogota, 7.00%, 1/17/23	62,144
164,000,000(c)	Empresas Publicas de Medellin ESP, 8.38%, 2/1/21	92,062

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 200,000	Pacific Rubiales Energy Corp., 5.38%, 1/26/19	$208,500
200,000	Pacific Rubiales Energy Corp., 7.25%, 12/12/21	224,000
200,000	Transportadora de Gas Internacional SA ESP, 5.70%, 3/20/22	215,500

		1,671,424

Guatemala — 1.00%
200,000	Comcel Trust, 6.88%, 2/6/24	216,000

Hong Kong — 3.81%
200,000	Goodman HK Finance, 4.38%, 6/19/24	200,670
380,000	Hutchison Whampoa International 12 Ltd., 6.00%, 5/7/17(a)	409,925
200,000	PCCW Capital No. 4 Ltd., 5.75%, 4/17/22	212,044

		822,639

India — 6.88%
400,000	Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	411,400
200,000	Bharti Airtel International Netherlands BV, 5.35%, 5/20/24	208,073
200,000	ICICI Bank Ltd., 4.80%, 5/22/19	211,268
200,000	ICICI Bank Ltd., 5.75%, 11/16/20	218,251
200,000	Oil India Ltd., 3.88%, 4/17/19	204,762
200,000	Vedanta Resources Plc, 9.50%, 7/18/18	232,882

		1,486,636

Indonesia — 1.79%
200,000	Listrindo Capital BV, 6.95%, 2/21/19	215,240
200,000	Perusahaan Listrik Negara PT, 5.25%, 10/24/42	172,304

		387,544

Israel — 4.79%
200,000	Altice Financing SA, 7.88%, 12/15/19	218,750
100,000(b)	Altice SA, 7.25%, 5/15/22	145,504
200,000	Altice SA, 7.75%, 5/15/22	214,000
400,000	Israel Electric Corp. Ltd., 6.88%, 6/21/23	456,000

		1,034,254

Jamaica — 0.96%
200,000	Digicel Group Ltd., 7.13%, 4/1/22	208,250

Macau — 0.93%
200,000	MCE Finance Ltd., 5.00%, 2/15/21	201,000

Mexico — 10.57%
200,000(b)	America Movil SAB de CV, 5.13%, 9/6/73(a)	293,989
2,060,000(c)	America Movil SAB de CV, 6.45%, 12/5/22	156,713
250,000	BBVA Bancomer SA/Texas, 6.75%, 9/30/22	287,113
240,000	Cemex Finance LLC, 9.38%, 10/12/22	282,000

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 100,000	Controladora Mabe SA de CV, 7.88%, 10/28/19	$115,750
200,000	Fermaca Enterprises S de RL de CV, 6.38%, 3/30/38	209,200
200,000	Grupo Bimbo SAB de CV, 4.88%, 6/27/44	196,038
200,000	Grupo Televisa SAB, 5.00%, 5/13/45	200,565
200,000	Mexico Generadora de Energia S de rl, 5.50%, 12/6/32	204,500
100,000	Petroleos Mexicanos, 5.50%, 6/27/44	104,100
2,000,000(c)	Petroleos Mexicanos, 7.19%, 9/12/24	158,112
600,000(c)	Petroleos Mexicanos, 7.65%, 11/24/21	49,928
225,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(d)	24,750

		2,282,758

Morocco — 0.97%
200,000	OCP SA, 5.63%, 4/25/24	209,500

Panama — 1.04%
200,000	Sable International Finance Ltd., 8.75%, 2/1/20	224,500

Paraguay — 1.00%
200,000	Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	215,000

Peru — 3.02%
183,000	Banco de Credito del Peru/Panama, 6.13%, 4/24/27(a)	195,353
236,000	Banco de Credito del Peru/Panama, 6.88%, 9/16/26(a)	263,447
200,000	Consorcio Transmantaro SA, 4.38%, 5/7/23	193,760

		652,560

Philippines — 1.93%
200,000	FPC Finance Ltd., 6.00%, 6/28/19	215,000
200,000	SM Investments Corp., 4.25%, 10/17/19	201,500

		416,500

Qatar — 1.32%
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27	286,250

Russia — 8.42%
200,000	ALROSA Finance SA, 7.75%, 11/3/20	221,260
200,000	Gazprom Neft OAO Via GPN Capital SA, 4.38%, 9/19/22	186,000
200,000	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	204,540
200,000	Polyus Gold International Ltd., 5.63%, 4/29/20	199,000
400,000	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/6/22	373,000
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.00%, 6/3/21(a)	202,500
200,000	Sberbank of Russia Via SB Capital SA, 6.13%, 2/7/22	213,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21	$218,500

		1,818,300

Saudi Arabia — 0.90%
200,000	Saudi Electricity Global Sukuk Co. 2, 5.06%, 4/8/43	195,500
Singapore — 2.83%
200,000	Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23(a)	201,700
200,000	Puma International Financing SA, 6.75%, 2/1/21	208,004
200,000	United Overseas Bank Ltd., 3.75%, 9/19/24(a)	201,540

		611,244

South Africa — 1.30%
250,000	AngloGold Ashanti Holdings Plc, 8.50%, 7/30/20	280,313
South Korea — 0.93%
200,000	Woori Bank Co. Ltd., 4.75%, 4/30/24	201,844
Thailand — 1.85%
200,000	Bangkok Bank Public Co. Ltd., 3.88%, 9/27/22	198,649
200,000	Krung Thai Bank Public Co. Ltd., 5.20%, 12/26/24(a)	201,540

		400,189

Turkey — 2.73%
200,000	Arcelik AS, 5.00%, 4/3/23	192,000
200,000	Turk Telekomunikasyon AS, 3.75%, 6/19/19	197,760
200,000	Turkiye Is Bankasi, 6.00%, 10/24/22	199,750

		589,510

United Arab Emirates — 5.11%
181,348	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust, 5.13%, 11/30/22	192,229
450,000	DP World Ltd., 6.85%, 7/2/37	501,750
200,000	Emirates Airline, 4.50%, 2/6/25	195,500
200,000	MAF Global Securities Ltd., 7.13%, 10/29/49(a)	214,000

		1,103,479

Venezuela — 1.23%
167,100	Petroleos de Venezuela SA, 5.25%, 4/12/17	142,419
196,500	Petroleos de Venezuela SA, 5.38%, 4/12/27	122,773

		265,192

Total Corporate Bonds		20,174,538

(Cost $19,616,380)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
Investment Company — 5.30%
1,144,661	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	1,144,661

Total Investment Company		1,144,661

(Cost $1,144,661)

Contracts
Call Options Purchased — 0.02%
17	Ten Year U.S. Treasury Notes, Strike Price USD 126.50, Expires 8/22/14	5,047
109,000	USD Currency, Strike Price COP 1,983.25, Expires 8/25/14	189

Total Call Options Purchased		5,236

(Cost $5,498)
Put Options Purchased — 0.01%
51	Ten Year U.S. Treasury Notes, Strike Price USD 121.00, Expires 8/22/14	2,391

Total Put Options Purchased		2,391

(Cost $11,156)
Total Investments		$21,326,826
(Cost 20,777,695)(e) — 98.72%
Other assets in excess of liabilities — 1.28%		275,936

NET ASSETS — 100.00%		$21,602,762

(a) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2014.

(b)	Principal amount denoted in Euros.

(c) Investment in non-U.S. Dollars. Principal amount reflects local currency.

(d) Issuer filed for bankruptcy and/or is in default of interest payments.

(e) See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Options written as of June 30, 2014:

Contracts	Call Options	Value
(17)	Ten Year U.S. Treasury Notes, Strike Price USD 127.50, Expires 8/22/14	$(2,125)

Total (Premiums received $(2,391))		$(2,125)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2014 (Unaudited)

Contracts	Put Options	Value
(109,000)	USD Currency, Strike Price COP 1,881.83, Expires 8/25/14	$(1,177)

Total (Premiums received $(550))		$(1,177)

Financial futures contracts as of June 30, 2014:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
Thirty Year U.S. Treasury Bonds	2	September, 2014	$ (2,747)	USD	297,128	Nomura Securities Co., Ltd.

Foreign currency exchange contracts as of June 30, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MXN	636,230	USD	49,200	Citibank, N.A.	7/1/14	$(163)
MXN	635,836	USD	49,200	Citibank, N.A.	7/1/14	(193)
MXN	989,298	USD	76,500	Citibank, N.A.	7/1/14	(251)
MXN	954,159	USD	73,800	Citibank, N.A.	7/1/14	(259)
MXN	953,887	USD	73,800	Citibank, N.A.	7/1/14	(280)
TRY	234,269	USD	108,962	Citibank, N.A.	7/1/14	1,591
USD	246,000	MXN	3,179,845	Citibank, N.A.	7/1/14	916
USD	76,500	MXN	985,075	Citibank, N.A.	7/1/14	576
USD	344	MXN	4,490	Citibank, N.A.	7/1/14	(2)
USD	110,000	TRY	234,269	Citibank, N.A.	7/1/14	(553)
TRY	277,953	USD	130,000	Citibank, N.A.	8/4/14	212
USD	108,153	TRY	234,269	Citibank, N.A.	8/4/14	(2,425)
USD	748,906	EUR	550,000	Citibank, N.A.	8/7/14	(4,209)

Total						$(5,040)

Credit default swaps as of June 30, 2014:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	China Government International Bond	Deutsche Bank AG	9/20/19	Buy	USD	400	$(5,023)
1.00%	Indonesia Government International Bond	Deutsche Bank AG	9/20/19	Buy	USD	400	9,364
5.00%	Portugal Telecom International Finance BV	Morgan Stanley Capital Services, Inc.	9/20/19	Buy	EUR	58	(11,118)
5.00%	Portugal Telecom International Finance BV	Citigroup Global Markets, Inc.	9/20/19	Buy	EUR	29	(5,565)
1.00%	Russian Foreign Bond - Eurobond	Barclays Plc	9/20/19	Buy	USD	340	12,451

Total (Premiums received $3,571)							$109

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2014 (Unaudited)

Cross currency swap as of June 30, 2014:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
8.56%	USD-BBA LIBOR	Morgan Stanley Capital Services, Inc.	7/23/17	USD	66(a)	$(1,973)

Interest rate swap as of June 30, 2014:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.31%	MXN-TIIE-Banxico	Deutsche Bank AG	6/25/19	MXN	3,200(a)	$—

(a) The Counterparty pays the fixed rate on these swaps.

Abbreviations used are defined below:

BBA LIBOR - British Bankers’ Association London Interbank Offered Rate

COP - Colombian Peso

EUR - Euro

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

TRY - Turkish Lira

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	23.12%
Telecom Services	18.71%
Energy	17.70%
Utilities	12.51%
Consumer Staples	6.66%
Materials	6.24%
Industrials	4.79%
Consumer Discretionary	3.66%
Other*	6.61%

100.00%

*	Includes cash, Investment Company, options, credit default swaps, cross currency swaps, interest rate swap, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

June 30, 2014 (Unaudited)

Principal Amount		Value
Bank Loans — 14.38%
Croatia (Hrvatska) — 0.76%
190,000(a)	Agrokor, 0.00%, 6/4/18(b)(c)	$262,165

France — 1.46%
$ 268,000	Numericable Group SA (Altice) Term Loan B1, 4.50%, 4/23/20(b)	269,549
232,000	Numericable Group SA (Altice) Term Loan B2, 4.50%, 4/23/20(b)	233,341

		502,890

Germany — 0.72%
248,750	Springer Science & Business Media GmbH, 5.00%, 8/14/20(b)	248,984

Italy — 0.18%
250,000(a)	Seat Pagine Term Loan, 0.00%, 6/28/16(b)(d)	61,762

Netherlands — 0.83%
60,795(a)	Ziggo BV Term Loan B1, 3.50%, 1/15/22(b)	82,744
39,165(a)	Ziggo BV Term Loan B2, 3.50%, 1/15/22(b)	53,305
64,470(a)	Ziggo BV Term Loan B3, 3.50%, 1/15/22(b)	87,746
45,570(a)	Ziggo BV Term Loan B4, 3.50%, 1/15/22(b)	62,022

		285,817

United Kingdom — 0.96%
330,000	Virgin Media Investment Holdings Ltd. Term Loan B, 3.50%, 7/7/20(b)	328,865

United States — 9.47%
228,571	Ardent Medical Services, Inc. 2nd Lien Term Loan, 11.00%, 1/2/19(b)	229,001
300,000	CBS Outdoor Americas Capital LLC, 3.00%, 6/3/20(b)	298,800
110,000(a)	Darling International, Inc. Term B EUR Loan, 3.50%, 12/19/20(b)	150,707
697,462	Dunkin Brands Group, Inc. Term Loan B, 3.25%, 2/7/21(b)	690,327
170,000	HCA, Inc. Tranche Term Loan B4, 0.00%, 5/1/18(b)	170,185
200,000	La Quinta Intermediate Holdings LLC, 4.00%, 2/24/21(b)	200,126
410,000	Pharmedium 2nd Lien Term Loan, 7.75%, 1/23/22(b)	414,613
150,000	Ranpak Corp. 2nd Lien Term Loan, 8.50%, 4/23/20(b)	152,813
260,000	SBA Communications Corp. Term Loan B1A, 3.25%, 3/31/21(b)	258,227
195,936	Sensus USA, Inc. 1st Lien Term Loan, 4.75%, 5/9/17(b)	196,589
345,000	Southwire Co. LLC Term Loan B, 3.25%, 2/22/21(b)	344,244
39,474	W.R. Grace & Co. Delayed Draw Term Loan, 3.00%, 1/23/21(b)	39,365

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 110,526	W.R. Grace & Co. Senior Secured Term Loan, 3.00%, 1/23/21(b)	$110,222

		3,255,219

Total Bank Loans		4,945,702

(Cost $4,984,565)

Corporate Bonds — 79.83%
Australia — 0.43%
130,000	TFS Corp. Ltd., 11.00%, 7/15/18(e)	147,875

Barbados — 1.22%
390,000	Columbus International, Inc., 7.38%, 3/30/21(e)	420,225

Belgium — 0.62%
200,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23(e)	214,000

Bermuda — 0.62%
210,000	Energy XXI Gulf Coast, Inc., 6.88%, 3/15/24(e)	214,200

Canada — 3.34%
60,000	Baytex Energy Corp., 5.13%, 6/1/21(e)	60,300
160,000	Baytex Energy Corp., 5.63%, 6/1/24(e)	160,200
320,000	Cott Beverages, Inc., 5.38%, 7/1/22(e)	320,800
170,000(f)	Great Canadian Gaming Corp., 6.63%, 7/25/22(e)	169,474
319,000	Mood Media Corp., 9.25%, 10/15/20(e)	284,707
148,068	Videotron Ltd., 5.38%, 6/15/24(e)	151,955

		1,147,436

France — 2.48%
200,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(e)	217,500
200,000	Credit Agricole SA, 7.88%, 1/29/49(b)	217,000
200,000	Numericable Group SA, 6.00%, 5/15/22(e)	208,000
200,000	Numericable Group SA, 6.25%, 5/15/24(e)	208,500

		851,000

Germany — 3.33%
100,000(a)	Hypo Real Estate International Trust I, 5.86%, 6/29/49	118,403
200,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(e)	207,844
290,000(g)	UPC Holding BV, 6.75%, 3/15/23	362,990
200,000(a)	UPCB Finance Ltd., 7.63%, 1/15/20	290,976
150,000	UPCB Finance V Ltd., 7.25%, 11/15/21(e)	164,625

		1,144,838

Ireland — 0.91%
230,000(a)	Bank of Ireland, 4.25%, 6/11/24(b)	312,577

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
Israel — 1.68%
$ 200,000	Altice Financing SA, 6.50%, 1/15/22(e)	$213,000
100,000(a)	Altice Financing SA, 6.50%, 1/15/22	146,559
200,000	Altice Financing SA, 7.88%, 12/15/19(e)	218,900

		578,459

Italy — 4.98%
270,000(a)	Wind Acquisition Finance SA, 4.00%, 7/15/20	370,889
100,000(a)	Wind Acquisition Finance SA, 4.21%, 7/15/20(b)	138,231
150,000(a)	Wind Acquisition Finance SA, 7.00%, 4/23/21	221,313
410,000	Wind Acquisition Finance SA, 7.25%, 2/15/18(e)	433,370
230,000(a)	Wind Acquisition Finance SA, 7.38%, 2/15/18	332,891
200,000	Wind Acquisition Finance SA, 7.38%, 4/23/21(e)	214,500

		1,711,194

Jamaica — 3.39%
200,000	Digicel Group Ltd., 7.13%, 4/1/22(e)	208,250
200,000	Digicel Ltd., 6.00%, 4/15/21	206,500
450,000	Digicel Ltd., 7.00%, 2/15/20(e)	474,750
270,000	Digicel Ltd., 8.25%, 9/1/17(e)	277,776

		1,167,276

Luxembourg — 0.53%
130,000(a)	Monitchem HoldCo 3 SA, 5.25%, 6/15/21	182,255

Mexico — 0.09%
280,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(d)	30,800

Netherlands — 1.70%
260,000	InterGen NV, 7.00%, 6/30/23(e)	268,450
210,000(a)	Ziggo Bond Co. BV, 8.00%, 5/15/18	314,871

		583,321

South Africa — 0.53%
200,000	Gold Fields Orogen Holding BVI Ltd., 4.88%, 10/7/20(e)	183,000

Spain — 1.24%
120,000(a)	Grupo Isolux Corsan Finance BV, 6.63%, 4/15/21	167,602
180,000(a)	Inaer Aviation Finance Ltd., 9.50%, 8/1/17	258,798

		426,400

Switzerland — 2.37%
320,000	Credit Suisse Group AG, 6.25%, 12/18/24(b)(e)	324,105
200,000	Credit Suisse Group AG, 7.50%, 12/11/23(b)(e)	221,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 270,000	UBS AG, 5.13%, 5/15/24	$270,337

		815,942

United Kingdom — 9.27%
140,000(h)	Brakes Capital, 7.13%, 12/15/18	240,793
100,000(h)	Brighthouse Group Plc, 7.88%, 5/15/18	180,980
325,000	CEVA Group Plc, 7.00%, 3/1/21(e)	333,125
200,000(h)	Co-operative Group Holdings 2011, 6.88%, 7/8/20(i)	363,671
110,000(h)	F&C Asset Management Plc, 6.75%, 12/20/26(b)	201,619
100,000(h)	Johnston Press Bond Plc, 8.63%, 6/1/19	164,721
200,000	KCA Deutag UK Finance Plc, 7.25%, 5/15/21(e)	206,500
371,000	Lloyds Banking Group Plc, 7.50%, 4/30/49(b)	394,929
200,000(h)	Moto Finance Plc, 10.25%, 3/15/17	366,238
200,000	Royal Bank of Scotland Group Plc, 6.99%, 10/29/49(b)(e)	232,000
100,000(a)	Royal Bank of Scotland Group Plc, 7.09%, 10/29/49(b)	144,119
200,000(h)	Virgin Media Secured Finance Plc, 6.00%, 4/15/21	359,392

		3,188,087

United States — 41.10%
470,000	AMC Entertainment, Inc., 5.88%, 2/15/22	488,800
210,000	Athlon Holdings LP/Athlon Finance Corp., 6.00%, 5/1/22(e)	217,350
200,000	Audatex North America, Inc., 6.00%, 6/15/21(e)	213,500
70,000	Audatex North America, Inc., 6.13%, 11/1/23(e)	74,725
292,000	BakerCorp International, Inc., 8.25%, 6/1/19	301,490
100,000(a)	Belden, Inc., 5.50%, 4/15/23	143,951
461,000	BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(e)	496,727
320,000	Blackboard, Inc., 7.75%, 11/15/19(e)	334,400
200,000	Burger King Corp., 9.88%, 10/15/18	214,500
100,000	CBRE Services, Inc., 5.00%, 3/15/23	101,000
320,000	CEC Entertainment, Inc., 8.00%, 2/15/22(e)	331,200
250,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(e)	265,625
181,000	Chaparral Energy, Inc., 7.63%, 11/15/22	195,480
90,000	Chaparral Energy, Inc., 9.88%, 10/1/20	101,475
320,000	Chesapeake Energy Corp., 3.48%, 4/15/19(b)	323,600
170,000	Cinemark USA, Inc., 4.88%, 6/1/23	169,575
150,000	Crown Castle International Corp., 5.25%, 1/15/23	156,375
240,000	DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18	258,000
530,000	Envision Healthcare Corp., 5.13%, 7/1/22(e)	534,637
420,000	Epicor Software Corp., 8.63%, 5/1/19	452,025
802,000	Geo Group, Inc. (The), 5.13%, 4/1/23	802,000
100,000	Getty Images, Inc., 7.00%, 10/15/20(e)	91,625
80,000	HCA Holdings, Inc., 6.25%, 2/15/21	85,900
80,000	HCA, Inc., 5.00%, 3/15/24	81,106
560,000	HCA, Inc., 5.88%, 5/1/23	585,900
480,000	Intelsat Jackson Holdings SA, 6.63%, 12/15/22	500,400
160,000	Kenan Advantage Group, Inc. (The), 8.38%, 12/15/18(e)	171,200

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 90,000	Level 3 Financing, Inc., 6.13%, 1/15/21(e)	$96,413
210,000	Level 3 Financing, Inc., 7.00%, 6/1/20	229,425
370,000	Level 3 Financing, Inc., 8.13%, 7/1/19	403,763
290,000	Live Nation Entertainment, Inc., 5.38%, 6/15/22(e)	293,625
80,000	Memorial Resource Development Corp., 5.88%, 7/1/22(e)	80,600
354,000	National Mentor Holdings, Inc., 12.50%, 2/15/18(e)	376,125
160,000	NCR Escrow Corp., 5.88%, 12/15/21(e)	168,800
145,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(e)	146,087
111,000	Overseas Shipholding Group, Inc., 8.13%, 3/30/18(d)	134,310
259,000	PAETEC Holding Corp., 9.88%, 12/1/18	279,073
479,000	Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., 8.88%, 4/15/17(e)	496,963
135,000	PDC Energy, Inc., 7.75%, 10/15/22	150,525
192,000	Physio-Control International, Inc., 9.88%, 1/15/19(e)	212,160
150,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	163,125
220,000	Sinclair Television Group, Inc., 6.38%, 11/1/21	234,025
110,000	Spectrum Brands, Inc., 6.38%, 11/15/20	118,250
140,000	Spectrum Brands, Inc., 6.63%, 11/15/22	151,550
80,000	Sprint Corp., 7.13%, 6/15/24(e)	84,800
140,000	Sprint Corp., 7.25%, 9/15/21(e)	154,350
155,000	Sprint Corp., 7.88%, 9/15/23(e)	172,437
150,000	Sprint Nextel Corp., 6.00%, 11/15/22	153,000
450,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24(e)	445,500
50,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24	49,625
130,000	Tenet Healthcare Corp., 8.00%, 8/1/20	140,887
70,000	Tenet Healthcare Corp., 8.13%, 4/1/22	81,025
210,000	Toys R Us, Inc., 7.38%, 10/15/18	157,500
40,000	TransDigm, Inc., 6.00%, 7/15/22(e)	41,100
40,000	TransDigm, Inc., 6.50%, 7/15/24(e)	41,650
160,000	TW Telecom Holdings, Inc., 5.38%, 10/1/22	175,000
230,000	TW Telecom Holdings, Inc., 6.38%, 9/1/23	261,625
130,000	United Surgical Partners International, Inc., 9.00%, 4/1/20	143,487
370,000	Vertellus Specialties, Inc., 9.38%, 10/1/15(e)	370,925
162,000(a)	WMG Acquisition Corp., 6.25%, 1/15/21	233,473

		14,133,769

Total Corporate Bonds		27,452,654

(Cost $26,570,545)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
Common Stocks — 0.36%
United States — 0.36%
3,110	ADT Corp. (The)	108,663
13	CEVA Holdings LLC*	15,031

Total Common Stocks		123,694

(Cost $132,403)

Warrants/Rights — 0.00%
Australia — 0.00%
48,100	TFS Corp. Ltd. Warrants, Expire 7/15/18*(j)	0

Total Warrants/Rights		0

(Cost $0)

Investment Company — 0.41%
140,126	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	140,126

Total Investment Company		140,126

(Cost $140,126)

Preferred Stock — 0.64%
United States — 0.64%
121	CEVA Holdings LLC, Series A-2*	139,584
8,670	Federal Home Loan Mortgage Corp.	80,631

Total Preferred Stock		220,215

(Cost $184,545)

Total Investments		$32,882,391
(Cost 32,012,184)(k) — 95.62%

Other assets in excess of liabilities — 4.38%		1,507,118

NET ASSETS — 100.00%		$34,389,509

*	Non-income producing security.
(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2014.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(f)	Principal amount denoted in Canadian Dollars.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2014 (Unaudited)

(g)	Principal amount denoted in Swiss Francs.
(h)	Principal amount denoted in British Pounds.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(k)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	160,170	CAD	172,000	Citibank, N.A.	8/7/14	$(861)
USD	347,146	CHF	310,000	Citibank, N.A.	8/7/14	(2,539)
USD	3,839,857	EUR	2,820,000	Citibank, N.A.	8/7/14	(22,133)
USD	2,579,391	GBP	1,518,000	Citibank, N.A.	8/7/14	(17,690)

Total						$(43,223)

Financial futures contracts as of June 30, 2014:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	14	December, 2015	$(5,800)	USD	3,461,476	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Bonds	4	September, 2014	(1,031)	USD	499,656	Citigroup Global Markets, Inc.

Total			$(6,831)

Credit default swaps as of June 30, 2014:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	ArcelorMittal SA	Barclays Plc	9/20/19	Buy	EUR	70	$7,000
1.00%	ArcelorMittal SA	Morgan Stanley Capital Services, Inc.	9/20/19	Buy	EUR	30	3,000
1.00%	ArcelorMittal SA	JPMorgan Chase Bank, N.A.	9/20/19	Buy	EUR	20	2,000
1.00%	Dell, Inc.	JPMorgan Chase Bank, N.A.	9/20/19	Buy	USD	172	10,984
5.00%	Frontier Communications Corp.	Deutsche Bank AG	6/20/19	Buy	USD	113	(12,611)
5.00%	Frontier Communications Corp.	Deutsche Bank AG	6/20/19	Buy	USD	57	(6,361)
1.00%	H.J. Heinz Co.	JPMorgan Chase Bank, N.A.	12/20/18	Buy	USD	350	2,368
5.00%	JC Penney Co., Inc.	Deutsche Bank AG	6/20/19	Buy	USD	86	7,887

Total (Premiums received $34,566)							$14,267

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2014 (Unaudited)

Abbreviations used are defined below:

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	28.62%
Financials	26.37%
Consumer Staples	13.11%
Consumer Discretionary	9.72%
Industrials	5.36%
Energy	4.97%
Information Technology	3.62%
Materials	2.04%
Utilities	1.40%
Other*	4.79%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, futures, Investment Company, credit default swaps, warrants, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

June 30, 2014 (Unaudited)

Principal Amount		Value
Corporate Bonds — 93.49%
Argentina — 0.16%
$ 33,000	MercadoLibre, Inc., 2.25%, 7/1/19(a)	$34,526
Australia — 4.56%
200,000(b)	Beach Energy Ltd., 3.95%, 4/3/17	209,807
100,000(b)	CFS Retail Property Trust Group, 5.75%, 7/4/16	99,599
200,000	Drillsearch Finance Pty. Ltd., 6.00%, 9/1/18	229,260
200,000	Paladin Energy Ltd., 3.63%, 11/4/15	179,500
250,000(b)	Western Areas NL, 6.40%, 7/2/15	245,167

		963,333

Austria — 0.50%
16,444(c)	IMMOFINANZ AG, 4.25%, 3/8/18	105,694
China — 6.24%
300,000	Billion Express Investments Ltd., 0.75%, 10/18/15	306,750
2,000,000(d)	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	293,312
100,000	Ctrip.com International Ltd., 1.25%, 10/15/18(a)	109,739
300,000(d)	Kaisa Group Holdings Ltd., 8.00%, 12/20/15	51,853
2,000,000(e)	Logo Star Ltd., 1.50%, 11/22/18	296,436
2,000,000(e)	Shenzhou International Group Holdings Ltd., 0.50%, 6/18/19	259,019

		1,317,109

France — 5.22%
9,149(c)	Air France-KLM, 2.03%, 2/15/23	158,839
5,712(c)	Air France-KLM, 4.97%, 4/1/15	96,986
15,000	Etablissements Maurel et Prom, 7.13%, 7/31/15	334,794
2,348(c)	Faurecia, 3.25%, 1/1/18	97,900
1,054(c)	Unibail-Rodamco SE, 0.00%, 7/1/21(f)	414,543

		1,103,062

Germany — 3.61%
250,000	Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	278,125
250,000	Siemens Financieringsmaatschappij NV, 1.65%, 8/16/19	288,437
200,000(c)	TUI AG, 2.75%, 3/24/16	196,440

		763,002

Hong Kong — 4.01%
200,000	China Overseas Finance Investment Cayman IV Ltd., 0.00%, 2/4/21(f)	202,250
1,000,000(e)	China Overseas Grand Oceans Finance Cayman Ltd., 2.00%, 3/21/17(g)	129,671
220,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	258,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
2,000,000(e)	Shine Power International Ltd., 0.50%, 7/28/19(f)	$257,083

		847,504

Hungary — 1.38%
200,000(c)	Magyar Nemzeti Vagyonkezelo Zrt, 3.38%, 4/2/19	291,319

India — 0.49%
$100,000	Vedanta Resources Jersey Ltd., 5.50%, 7/13/16	102,875

Japan — 5.29%
20,000,000(b)	Kawasaki Kisen Kaisha Ltd., 1.40%, 9/26/18(f)	197,226
10,000,000(b)	SBI Holdings, Inc., 0.62%, 11/2/17(f)	105,622
10,000,000(b)	Senshukai Co. Ltd., 0.49%, 4/23/19(f)	98,811
10,000,000(b)	Takashimaya Co. Ltd., 0.42%, 12/11/20(f)	104,388
20,000,000(b)	Toppan Printing Co. Ltd., 0.49%, 12/19/16(f)	200,879
10,000,000(b)	Toppan Printing Co. Ltd., 1.02%, 12/19/19(f)	100,686
10,000,000(b)	Toray Industries, Inc., 0.34%, 8/31/21(f)	105,128
10,000,000(b)	Toray Industries, Inc., 0.47%, 8/30/19(f)	102,586
10,000,000(b)	Yamada Denki Co. Ltd., 0.58%, 6/28/19(f)	101,180

		1,116,506

Luxembourg — 0.72%
100,000(c)	Grand City Properties SA, 1.50%, 2/24/19	151,992

Malaysia — 2.17%
300,000(h)	Indah Capital Ltd., 0.56%, 10/24/18(f)	247,514
200,000	YTL Corp. Finance Labuan Ltd., 1.88%, 3/18/15	211,500

		459,014

Mexico — 1.08%
150,000	Cemex SAB de CV, 3.75%, 3/15/18	227,532

Netherlands — 1.28%
100,000(c)	ACS Actividades Finance 2 BV, 1.63%, 3/27/19	143,462
100,000(c)	Air Berlin Finance BV, 6.00%, 3/6/19	127,516

		270,978

Norway — 5.67%
300,000(c)	Marine Harvest ASA, 0.88%, 5/6/19	443,140
500,000	Seadrill Ltd., 3.38%, 10/27/17	753,125

		1,196,265

Russia — 1.91%
300,000	Lukoil International Finance BV, 2.63%, 6/16/15	305,250

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 100,000	Yandex NV, 1.13%, 12/15/18(a)	$98,375

		403,625

Singapore — 2.91%
250,000(b)	CapitaLand Ltd., 1.85%, 6/19/20	190,974
200,000	Olam International Ltd., 6.00%, 10/15/16	219,500
250,000(b)	Suntec Real Estate Investment Trust, 1.40%, 3/18/18	204,257

		614,731

South Africa — 2.38%
300,000(c)	Steinhoff Finance Holding GmbH, 4.00%, 1/30/21	501,677

South Korea — 0.74%
100,000	SK Hynix, Inc., 2.65%, 5/14/15	156,500

Spain — 2.40%
100,000(c)	Caja de Ahorros y Pensiones de Barcelona, 1.00%, 11/25/17	154,902
200,000(c)	International Consolidated Airlines Group SA, 1.75%, 5/31/18	352,595

		507,497

Switzerland — 0.69%
125,000(b)	Schindler Holding AG, 0.38%, 6/5/17	144,656

Taiwan — 3.00%
200,000	Advanced Semiconductor Engineering, Inc., 0.00%, 9/5/18(f)	248,000
200,000	Pegatron Corp., 6.59%, 2/6/17(f)	283,000
100,000	Zhen Ding Technology Holding Ltd., 0.07%, 6/26/19(f)	101,707

		632,707

United Arab Emirates — 2.88%
600,000	DP World Ltd., 1.75%, 6/19/24	607,800

United Kingdom — 2.58%
100,000(i)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	170,557
100,000(i)	St. Modwen Properties Securities Jersey Ltd., 2.88%, 3/6/19	169,393
100,000(b)	Tui Travel Plc, 4.90%, 4/27/17	205,795

		545,745

United States — 30.52%
120,000	Akamai Technologies, Inc., 0.20%, 2/15/19(a)(f)	122,400
110,000	American Realty Capital Properties, Inc., 3.75%, 12/15/20	114,744
200,000	Ares Capital Corp., 4.38%, 1/15/19(a)	211,000
100,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	103,437
105,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	110,578
100,000	Cardtronics, Inc., 1.00%, 12/1/20(a)	91,375
150,000	Cepheid, Inc., 1.25%, 2/1/21(a)	154,875

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
$ 244,000	Citrix Systems, Inc., 0.50%, 4/15/19(a)	$258,335
180,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	166,050
150,000	Concur Technologies, Inc., 0.50%, 6/15/18	167,437
100,000	Cubist Pharmaceuticals, Inc., 1.88%, 9/1/20(a)	114,000
100,000	Electronic Arts, Inc., 0.75%, 7/15/16	128,125
100,000	General Cable Corp., 4.50%, 11/15/29(g)	99,000
200,000	Golden Ocean Group Ltd., 3.07%, 1/30/19	183,750
154,000	Intel Corp., 3.25%, 8/1/39	237,545
155,000	Jarden Corp., 1.13%, 3/15/34(a)	158,294
100,000	JDS Uniphase Corp., 0.63%, 8/15/33(a)	100,250
160,000	Liberty Interactive LLC, 0.75%, 3/30/43	214,400
175,000	Liberty Interactive LLC, 3.50%, 1/15/31	95,703
180,000	Liberty Media Corp., 1.38%, 10/15/23(a)	182,475
100,000	Medidata Solutions, Inc., 1.00%, 8/1/18(a)	107,437
130,000	Medivation, Inc., 2.63%, 4/1/17	207,187
100,000	Molina Healthcare, Inc., 1.13%, 1/15/20	125,284
230,000	NVIDIA Corp., 1.00%, 12/1/18(a)	253,863
62,000	Palo Alto Networks, Inc., 0.22%, 7/1/19(a)(f)	63,976
150,000	priceline.com, Inc., 1.00%, 3/15/18	212,531
100,000	Prospect Capital Corp., 4.75%, 4/15/20(a)	98,687
200,000	QIAGEN NV, 0.38%, 3/19/19	213,500
200,000	Qihoo 360 Technology Co. Ltd., 2.50%, 9/15/18(a)	229,625
200,000	Salesforce.com, Inc., 0.25%, 4/1/18	229,625
300,000	SanDisk Corp., 0.50%, 10/15/20(a)	377,437
100,000	ServiceNow, Inc., 0.39%, 11/1/18(a)(f)	109,750
130,000	Ship Finance International Ltd., 3.25%, 2/1/18	147,144
100,000	Ship Finance International Ltd., 3.75%, 2/10/16	108,398
110,000	Starwood Property Trust, Inc., 4.55%, 3/1/18	123,819
130,000	SunEdison, Inc., 0.25%, 1/15/20(a)	139,181
130,000	Tesla Motors, Inc., 0.25%, 3/1/19	126,669
200,000	Tesla Motors, Inc., 1.25%, 3/1/21	193,375
365,000	Yahoo!, Inc., 0.11%, 12/1/18(a)(f)	363,175

		6,444,436

Vietnam — 1.10%
200,000	Vingroup JSC, 5.00%, 4/3/17	231,500

Total Corporate Bonds		19,741,585

(Cost $18,920,712)

Foreign Government Bonds — 1.12%
Portugal — 1.12%
150,000(c)	Parpublica—Participacoes Publicas SGPS SA, 5.25%, 9/28/17	237,437

Total Foreign Government Bonds		237,437

(Cost $237,703)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
Common Stocks — 2.68%
France — 1.04%
410	Eurazeo SA	$34,106
386	Kering	84,647
922	Technip SA	100,861

		219,614

Germany — 1.15%
6,727	Deutsche Post AG	243,270

United States — 0.49%
85	Priceline Group, Inc. (The)*	102,255

Total Common Stocks		565,139

(Cost $579,648)

Contracts
Call Options Purchased — 0.21%
29	Daimler AG, Strike Price EUR 62.00, Expires 6/17/16	43,522

Total Call Options Purchased		43,522

(Cost $45,020)

Put Options Purchased — 0.08%
29	S & P 500 Index, Strike Price USD 1,900, Expires 7/19/14	17,980

Total Put Options Purchased		17,980

(Cost $17,980)

Shares
Investment Company — 3.08%
650,022	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	650,022

Total Investment Company		650,022

(Cost $650,022)

Total Investments		$21,255,685
(Cost 20,451,085)(j) — 100.66%

Liabilities in excess of other assets — (0.66)%		(138,903)

NET ASSETS — 100.00%		$21,116,782

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2014 (Unaudited)

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Principal amount denoted in Euros.
(d)	Principal amount denoted in Chinese Yuans.
(e)	Principal amount denoted in Hong Kong Dollars.
(f)	Zero coupon bond. The rate represents the yield at time of purchase.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(h)	Principal amount denoted in Singapore Dollars.
(i)	Principal amount denoted in British Pounds.
(j)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
SEK	998,000	USD	147,983	Citibank, N.A.	8/7/14	$1,315
USD	593,535	AUD	633,000	Citibank, N.A.	8/7/14	(1,593)
USD	143,296	CHF	128,000	Citibank, N.A.	8/7/14	(1,090)
USD	136,140	EUR	100,000	Citibank, N.A.	8/7/14	(810)
USD	4,278,442	EUR	3,142,000	Citibank, N.A.	8/7/14	(24,527)
USD	541,841	GBP	319,000	Citibank, N.A.	8/7/14	(3,923)
USD	686,067	HKD	5,318,000	Citibank, N.A.	8/7/14	212
USD	1,124,105	JPY	114,505,000	Citibank, N.A.	8/7/14	(6,533)
USD	148,850	SEK	1,000,000	Citibank, N.A.	8/7/14	(747)
USD	644,616	SGD	805,000	Citibank, N.A.	8/7/14	(990)

Total						$(38,686)

Abbreviations used are defined below:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP- British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2014 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	17.54%
Industrials	15.21%
Consumer Discretionary	13.80%
Consumer Staples	13.50%
Information Technology	12.01%
Energy	9.94%
Telecom Services	9.06%
Materials	3.89%
Utilities	1.22%
Foreign Government Bonds	1.12%
Other*	2.71%

100.00%

*	Includes cash, Investment Company, options, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

June 30, 2014 (Unaudited)

Principal Amount		Value
Corporate Bonds — 36.38%
Australia — 0.60%
1,900,000(a)	Santos Finance Ltd., 8.25%, 9/22/70(b)	$2,988,842

Belgium — 1.42%
5,100,000(a)	BNP Paribas Fortis SA, 4.63%, 10/29/49(b)	7,009,270

Brazil — 1.00%
2,825,000(c)	Petrobras International Finance Co., 6.25%, 12/14/26	4,940,076

Finland — 0.51%
$1,713,000	Nokia OYJ, 5.38%, 5/15/19	1,845,012
631,000	Nokia OYJ, 6.63%, 5/15/39	684,368

		2,529,380

France — 5.92%
2,098,000	BNP Paribas SA, 5.19%, 6/29/49(b)	2,139,960
1,387,000	BNP Paribas SA, 5.19%, 6/29/49(b)(d)	1,404,337
1,657,000(a)	BPCE SA, 5.25%, 7/29/49(b)	2,268,931
1,300,000(a)	BPCE SA, 6.12%, 10/29/49(b)	1,980,351
1,800,000(a)	CNP Assurances, 4.25%, 6/5/45(b)	2,498,754
2,500,000(a)	Crown European Holdings SA, 4.00%, 7/15/22	3,432,379
3,100,000(a)	Electricite de France SA, 5.00%, 1/22/49(b)	4,552,581
1,400,000(a)	GDF Suez, 3.00%, 6/29/49(b)	1,932,357
1,400,000(a)	GDF Suez, 3.88%, 6/2/49(b)	1,935,807
800,000(a)	Groupama SA, 6.38%, 5/29/49(b)	1,131,042
900,000(a)	Natixis, 6.31%, 10/29/49(b)	1,371,012
325,000(a)	Orange SA, 4.25%, 2/28/49(b)	457,928
2,378,000(c)	Orange SA, 5.88%, 2/28/49(b)	4,212,127

		29,317,566

Germany — 1.73%
1,400,000(a)	Bayer AG, 3.00%, 7/1/75(b)	1,937,149
1,400,000(a)	Bayer AG, 3.38%, 7/1/74(b)	1,935,615
4,444,000	Continental Rubber of America Corp., 4.50%, 9/15/19(d)	4,699,530

		8,572,294

India — 0.75%
3,588,000	Bharti Airtel International Netherlands BV, 5.35%, 5/20/24	3,732,827

Ireland — 1.89%
1,750,000(a)	Baggot Securities Ltd., 10.24%, 12/29/49	2,635,903
2,300,000(a)	Bank of Ireland, 4.25%, 6/11/24(b)	3,125,770
1,100,000(a)	LCH Clearnet SA Via Freshwater Finance Plc, 6.58%, 5/29/49(b)	1,596,755
1,450,000(a)	Ryanair Ltd., 1.88%, 6/17/21	1,980,629

		9,339,057

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
Italy — 1.98%
1,500,000(a)	Assicurazioni Generali SpA, 7.75%, 12/12/42(b)	$2,569,903
726,000(a)	Enel SpA, 5.00%, 1/15/75(b)	1,050,080
1,550,000(c)	Enel SpA, 6.63%, 9/15/76(b)	2,781,840
$1,000,000	Enel SpA, 8.75%, 9/24/73(b)(d)	1,172,500
1,600,000(a)	Poste Vita SpA, 2.88%, 5/30/19	2,234,698

		9,809,021

Mexico — 0.08%
368,000	Trust F/1401, 6.95%, 1/30/44(d)	408,480

Netherlands — 0.68%
2,500,000(a)	Delta Lloyd NV, 4.38%, 6/29/49(b)	3,380,460

New Zealand — 0.35%
928,000(c)	Chorus Ltd., 6.75%, 4/6/20	1,722,062

Portugal — 0.51%
1,700,000(a)	Banco Espirito Santo SA, 7.13%, 11/28/23(b)	2,496,577

Spain — 1.77%
2,600,000(a)	Bankia SA, 4.00%, 5/22/24(b)	3,542,380
1,200,000(a)	Telefonica Europe BV, 5.00%, 3/31/49(b)	1,710,859
2,400,000(a)	Telefonica Europe BV, 5.88%, 3/31/49(b)	3,520,307

		8,773,546

Switzerland — 3.60%
2,690,000(a)	Credit Suisse AG, 5.75%, 9/18/25(b)	4,093,014
2,400,000	Credit Suisse Group AG, 6.25%, 12/29/49(b)(d)	2,430,787
2,150,000	Credit Suisse Group AG, 7.50%, 12/11/49(b)(d)	2,379,835
3,750,000	UBS AG, 4.75%, 5/22/23(b)	3,843,750
2,163,000(a)	UBS AG, 4.75%, 2/12/26(b)	3,146,909
1,950,000	UBS AG, 5.13%, 5/15/24	1,952,437

		17,846,732

United Kingdom — 7.12%
2,300,000(c)	AA Bond Co. Ltd., 3.78%, 7/31/19	3,984,103
500,000(c)	AA Bond Co. Ltd., 4.25%, 7/31/20	880,143
1,500,000(c)	AA Bond Co. Ltd., 4.72%, 7/31/18	2,710,664
1,500,000(c)	AA Bond Co. Ltd., 6.27%, 7/31/25	2,984,803
1,800,000(c)	AA PIK Co. Ltd., 9.50% cash or 10.25% payment-in-kind interest, 11/7/19(e)	3,230,678
3,390,000(a)	Barclays Plc, 6.50%, 6/15/49(b)	4,827,605
3,087,000	Inmarsat Finance Plc, 4.88%, 5/15/22(d)	3,117,870
2,095,000(a)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	4,424,945
1,128,000(c)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	2,803,977
4,650,000	Royal Bank of Scotland Group Plc, 5.13%, 5/28/24	4,713,937

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
886,000(c)	Scottish Widows Plc, 5.50%, 6/16/23	$1,583,616

		35,262,341

United States — 6.47%
$1,300,000	Actavis Funding SCS, 3.85%, 6/15/24(d)	1,306,882
3,200,000	Actavis Funding SCS, 4.85%, 6/15/44(d)	3,216,281
1,850,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.75%, 5/15/19(d)	1,866,187
1,538,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21(d)	1,564,915
2,200,000	Best Buy Co., Inc., 5.50%, 3/15/21	2,255,000
171,000	General Motors Co., 4.88%, 10/2/23(d)	179,977
3,800,000	General Motors Co., 6.25%, 10/2/43(d)	4,360,500
2,550,000(a)	Goldman Sachs Group, Inc. (The), 2.88%, 6/3/26	3,501,959
1,500,000	Guardian Life Insurance Co. of America (The), 4.88%, 6/19/64(d)	1,507,931
1,750,000	Martin Marietta Materials, Inc., 4.25%, 7/2/24(d)	1,763,135
2,112,000	Regions Financial Corp., 7.38%, 12/10/37	2,666,147
1,700,000	Sprint Corp., 7.13%, 6/15/24(d)	1,802,000
1,100,000	Sprint Corp., 7.25%, 9/15/21(d)	1,212,750
750,000	Sprint Corp., 7.88%, 9/15/23(d)	834,375
404,000	Weatherford International Ltd., 6.50%, 8/1/36	474,698
2,886,000	Weatherford International Ltd., 6.75%, 9/15/40	3,525,295

		32,038,032

Total Corporate Bonds		180,166,563

(Cost $171,362,039)

Foreign Government Bonds — 21.72%
Bulgaria — 1.21%
4,450,000(a)	Bulgaria Government International Bond, 2.95%, 9/3/24	5,985,419

Croatia (Hrvatska) — 1.70%
6,150,000(a)	Croatia Government International Bond, 3.88%, 5/30/22	8,414,020

Hungary — 2.90%
2,298,000(a)	Hungary Government International Bond, 3.88%, 2/24/20	3,349,522
2,266,000(a)	Hungary Government International Bond, 5.75%, 6/11/18	3,514,300
4,731,000(a)	Hungary Government International Bond, 6.00%, 1/11/19	7,486,920

		14,350,742

Iceland — 2.01%
8,397,000	Iceland Government International Bond, 5.88%, 5/11/22	9,244,712
650,000	Iceland Government International Bond, 5.88%, 5/11/22(d)	715,620

		9,960,332

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2014 (Unaudited)

Principal Amount		Value
Italy — 1.17%
3,700,000(a)	Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(d)	$5,775,911

Latvia — 2.37%
2,692,000(a)	Republic of Latvia, 2.63%, 1/21/21	3,852,917
5,576,000(a)	Republic of Latvia, 2.88%, 4/30/24	7,871,877

		11,724,794

Morocco — 0.72%
2,650,000(a)	Morocco Government International Bond, 3.50%, 6/19/24	3,572,375

Portugal — 1.71%
1,540,000(a)	Portugal Obrigacoes do Tesouro OT, 4.10%, 4/15/37(d)	1,987,703
1,350,000(a)	Portugal Obrigacoes do Tesouro OT, 4.75%, 6/14/19(d)	2,052,876
2,800,000(a)	Portugal Obrigacoes do Tesouro OT, 5.65%, 2/15/24(d)	4,447,832

		8,488,411

Romania — 2.48%
2,900,000(a)	Romanian Government International Bond, 3.63%, 4/24/24	4,156,964
5,283,000(a)	Romanian Government International Bond, 4.63%, 9/18/20	8,126,711

		12,283,675

Slovak Republic — 0.86%
2,800,000(a)	Slovakia Government Bond, 3.63%, 1/16/29	4,284,717

Slovenia — 2.68%
2,800,000(a)	Slovenia Government Bond, 4.13%, 1/26/20	4,241,857
5,682,000(a)	Slovenia Government Bond, 5.13%, 3/30/26	9,055,164

		13,297,021

Spain — 1.91%
1,103,000(a)	Comunidad Autonoma de Aragon, 8.25%, 1/17/27	2,170,209
1,000,000(a)	Comunidad Autonoma de Murcia, 4.70%, 3/30/20	1,520,197
2,500,000(a)	Comunidad Autonoma de Murcia, 4.73%, 11/5/18	3,769,855
1,300,000(a)	Junta Comunidades de Castilla-La Mancha, 4.88%, 3/18/20	1,990,141

		9,450,402

Total Foreign Government Bonds		107,587,819

(Cost $99,736,496)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2014 (Unaudited)

Shares		Value
Investment Company — 35.60%
176,332,880	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	176,332,880

Total Investment Company		176,332,880

(Cost $176,332,880)

Total Investments		$464,087,262
(Cost $447,431,415)(f) — 93.70%

Other assets in excess of liabilities — 6.30%		31,184,258

NET ASSETS — 100.00%		$495,271,520

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2014.
(c)	Principal amount denoted in British Pounds.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(f)	See notes to schedules of portfolio investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	9,800,000	JPY	1,003,147,600	Citibank, N.A.	7/31/14	$ (104,751)
USD	50,971,710	GBP	30,000,000	Citibank, N.A.	8/7/14	(353,994)
USD	173,653,248	EUR	127,500,000	Citibank, N.A.	8/7/14	(958,027)

Total						$(1,416,772)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2014 (Unaudited)

Financial futures contracts as of June 30, 2014:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
Ten Year British Bond	15	September, 2014	$(6,514)	GBP	1,652,610	Goldman Sachs
Ten Year Euro-BTP	48	September, 2014	48,632	EUR	6,021,120	Goldman Sachs

Total			$42,118

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
Five Year Euro-Bobl	140	September, 2014	$(110,477)	EUR	17,857,510	Goldman Sachs
Five Year U.S. Treasury Bonds	58	September, 2014	(6,172)	USD	6,922,563	Citigroup Global Markets
90-Day Euro Dollar	1,987	December, 2015	(285,887)	USD	491,819,500	Citigroup Global Markets
Ten Year Euro-Bond	275	September, 2014	(641,575)	EUR	39,959,156	Goldman Sachs
Ten Year U.S. Treasury Bonds	335	September, 2014	(193,781)	USD	41,738,797	Citigroup Global Markets
Thirty Year Euro-Bond	22	September, 2014	(90,364)	EUR	2,896,520	Goldman Sachs
Thirty Year U.S. Treasury Bonds	75	September, 2014	(153,361)	USD	11,091,952	Citigroup Global Markets
Twenty Year U.S. Treasury Bonds	78	September, 2014	(71,636)	USD	10,628,989	Citigroup Global Markets
Two Year U.S. Treasury Bonds	14	September, 2014	1,450	USD	3,075,763	Citigroup Global Markets

Total			$(1,551,803)

Interest rate swaps as of June 30, 2014:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
2.02%	EUR-EURIBOR-Reuters	JPMorgan Chase Bank, N.A.	2/15/23	EUR	55,900(a)	$(4,780,402)
2.87%	GBP-BBA LIBOR	JPMorgan Chase Bank, N.A.	3/19/24	GBP	8,950(a)	(180,170)
2.32%	USD-BBA LIBOR	JPMorgan Chase Bank, N.A.	2/15/21	USD	17,300(b)	(286,212)

Total						$(5,246,784)

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on this swap.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2014 (Unaudited)

Credit default swaps as of June 30, 2014:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Anglo American Capital Plc	BNP Paribas SA	9/20/19	Buy	EUR	1,344	$ 38,650
1.00%	Baker Hughes, Inc.	Deutsche Bank AG	9/20/19	Buy	USD	4,300	(140,183)
5.00%	Best Buy Co., Inc.	Morgan Stanley & Co.	6/20/19	Sell	USD	2,300(a)	271,004
5.00%	Best Buy Co., Inc.	Barclays Bank Plc	6/20/19	Sell	USD	1,917(a)	225,876
5.00%	Best Buy Co., Inc.	BNP Paribas SA	6/20/19	Sell	USD	250(a)	29,457
5.00%	Best Buy Co., Inc.	Citibank, N.A.	9/20/19	Sell	USD	383(a)	44,424
1.00%	BorgWarner, Inc.	Morgan Stanley & Co.	9/20/19	Buy	USD	4,766	(115,314)
1.00%	Boston Scientific Corp.	BNP Paribas SA	6/20/19	Buy	USD	4,500	(96,895)
5.00%	Chesapeake Energy Corp.	Barclays Bank Plc	6/20/18	Sell	USD	750(a)	115,965
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	3/20/19	Sell	USD	4,775(a)	772,161
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	3/20/19	Sell	USD	1,741(a)	281,536
1.00%	Cytec Industries, Inc.	Morgan Stanley & Co.	9/20/19	Buy	USD	2,360	(36,222)
1.00%	Darden Restaurants, Inc.	BNP Paribas SA	9/20/19	Buy	USD	6,420	204,342
1.00%	Dover Corp.	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	1,200	(35,289)
5.00%	Fiat Finance North America, Inc.	BNP Paribas SA	9/20/19	Buy	EUR	1,700	(241,657)
1.00%	Glencore Finance Europe SA	BNP Paribas SA	9/20/19	Buy	EUR	5,700	170,084
1.00%	HJ Heinz Co.	Barclays Bank Plc	3/20/19	Buy	USD	93	835
1.00%	HJ Heinz Co.	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	4,132	60,386
1.00%	HJ Heinz Co.	Deutsche Bank AG	6/20/19	Buy	USD	1,138	16,631
1.00%	HJ Heinz Co.	Morgan Stanley & Co.	6/20/19	Buy	USD	562	8,213
1.00%	Ingersoll-Rand Co.	JPMorgan Chase Bank, N.A.	9/20/19	Buy	USD	2,096	(60,757)
1.00%	Ingersoll-Rand Co.	Barclays Bank Plc	9/20/19	Buy	USD	1,717	(49,684)
5.00%	International Lease Finance Corp.	JPMorgan Chase Bank, N.A.	6/20/19	Sell	USD	3,107(a)	483,238
5.00%	International Lease Finance Corp.	Deutsche Bank AG	6/20/19	Sell	USD	1,503(a)	233,715
5.00%	iTraxx Europe Cross- over, Series 20	Deutsche Bank AG	6/20/19	Sell	EUR	10,000(a)	1,611,657
1.00%	Lafarge SA	BNP Paribas SA	9/20/19	Buy	EUR	3,570	(2)
1.00%	Mattel, Inc.	Citibank, N.A.	9/20/19	Buy	USD	4,730	(88,489)
1.00%	Mexico Government International Bond	Barclays Bank Plc	9/20/19	Buy	USD	9,067	(157,206)
1.00%	Mexico Government International Bond	BNP Paribas SA	9/20/19	Buy	USD	770	(13,350)
1.00%	Newell Rubbermaid, Inc.	Citibank, N.A.	9/20/19	Buy	USD	3,252	(62,497)
1.00%	Newell Rubbermaid, Inc.	BNP Paribas SA	9/20/19	Buy	USD	493	(9,499)
5.00%	Nokia Corp.	Barclays Bank Plc	9/20/19	Sell	EUR	650(a)	149,458
1.00%	Nordstrom, Inc.	BNP Paribas SA	9/20/19	Buy	USD	3,776	(90,068)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2014 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Nordstrom, Inc.	JPMorgan Chase Bank, N.A.	9/20/19	Buy	USD	990	$ (23,564)
1.00%	Packaging Corp. of America	BNP Paribas SA	9/20/19	Buy	USD	3,437	(53,364)
1.00%	Quest Diagnostics, Inc.	Deutsche Bank AG	9/20/19	Buy	USD	4,035	19,902
1.00%	Quest Diagnostics, Inc.	JPMorgan Chase Bank, N.A.	9/20/19	Buy	USD	700	3,453
1.00%	Renault SA	BNP Paribas SA	9/20/19	Buy	EUR	3,300	12,320
1.00%	Renault SA	BNP Paribas SA	9/20/19	Buy	EUR	330	1,232
1.00%	Spain Government Bond	Deutsche Bank AG	9/20/19	Buy	USD	10,827	(194,104)
5.00%	Sprint Communications, Inc.	Deutsche Bank AG	9/20/18	Sell	USD	700(a)	88,901
5.00%	Sprint Communications, Inc.	Deutsche Bank AG	6/20/19	Sell	USD	1,560(a)	181,659
1.00%	Standard Chartered Bank Ltd.	Deutsche Bank AG	9/20/19	Buy	EUR	8,570	(124,212)
1.00%	Standard Chartered Bank Ltd.	Citibank, N.A.	9/20/19	Buy	EUR	500	(7,248)
1.00%	Stanley Black & Decker, Inc.	Morgan Stanley & Co.	9/20/19	Buy	USD	4,500	(93,330)
1.00%	Stanley Black & Decker, Inc.	BNP Paribas SA	9/20/19	Buy	USD	230	(4,782)
1.00%	Tyco International Finance SA	JPMorgan Chase Bank, N.A.	9/20/19	Buy	USD	1,700	(52,568)
1.00%	Waste Management, Inc.	JPMorgan Chase Bank, N.A.	9/20/19	Buy	USD	2,357	(65,214)
1.00%	Weatherford International Ltd.	Barclays Bank Plc	6/20/18	Sell	USD	2,300(a)	44,145
1.00%	Weatherford International Ltd.	Barclays Bank Plc	6/20/18	Sell	USD	2,200(a)	42,226
1.00%	Weatherford International Ltd.	Deutsche Bank AG	6/20/18	Sell	USD	1,770(a)	33,984
1.00%	Weatherford International Ltd.	Morgan Stanley & Co.	6/20/18	Sell	USD	600(a)	11,520
1.00%	Weatherford International Ltd.	Morgan Stanley & Co.	6/20/19	Sell	USD	2,808(a)	23,804

Total (Premiums received $2,225,468)							$3,365,280

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2014 (Unaudited)

Abbreviations used are defined below:

BBA LIBOR - British Bankers Association London Interbank Offered Rate

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - British Pound

JPY - Japanese Yen

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	21.72%
Financials	18.64%
Telecom Services	5.02%
Consumer Staples	3.83%
Consumer Discretionary	2.72%
Utilities	2.71%
Energy	2.41%
Industrials	1.05%
Other*	41.90%

100.00%

*	Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to schedules of portfolio investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2014 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 Portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following fourteen investment portfolios (“Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

- Access Capital Community Investment Fund

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

- RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”), acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as the sub-advisor for each of the five RBC BlueBay Funds. BlueBay Asset Management USA LLC (“BlueBay US” or “Sub-Advisor”) also acts as a sub-advisor for the Global High Yield Bond Fund and the Absolute Return Fund (effective November 27, 2013). The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used, and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations with less then 60 days to maturity at the time of purchase are valued at amortized cost unless Fund management determines that amortized cost no longer approximates fair market value.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Option contracts traded in the over-the-counter market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Each Money Market Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Trust’s Board of Trustees (“Board”) believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board.

In the Money Market Funds, in accordance with Rule 2a-7, the fair values of the securities held in the Funds are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutionalsized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

—    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

—    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

—    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2014 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$77,624,278(a)	$—	$—	$77,624,278
Enterprise Fund	140,819,662(a)	—	8,916	140,828,578
Small Cap Core Fund	235,744,076(a)	—	—	235,744,076
Microcap Value Fund	151,441,370(a)	1,250,858(b)	1,936	152,694,164
Mid Cap Value Fund	4,810,981(a)	—	—	4,810,981
Prime Money Market Fund	—	11,268,257,687(c)	—	11,268,257,687
U.S. Government Money Market Fund	—	5,995,743,952(c)	—	5,995,743,952
Tax Free Money Market Fund	15,000,000(d)	1,234,648,769(e)	—	1,249,648,769
Access Capital Community Investment Fund	7,123,938(d)	605,641,316(c)	9,460,472	622,225,726
Emerging Market Select Bond Fund	31,646,125(d)	183,821,680(c)	—	215,467,805
Emerging Market Corporate Bond Fund	1,144,661(d)	20,174,538(c)	—	21,319,199
Global High Yield Bond Fund	329,420(c)	32,552,971(c)	—	32,882,391
Global Convertible Bond Fund	1,215,161(c)	19,979,022(c)	—	21,194,183
Absolute Return Fund	176,332,880(d)	287,754,382(c)	—	464,087,262

Other Financial Instruments*
Access Capital Community Investment Fund	—	—	—	—
Emerging Market Select Bond Fund	—	3,702,844	—	3,702,844
Emerging Market Corporate Bond Fund	7,438	25,299	—	32,737
Global High Yield Bond Fund	—	33,239	—	33,239
Global Convertible Bond Fund	61,502	1,527	—	63,029
Absolute Return Fund	50,082	5,180,778	—	5,230,860

Liabilities:
Other Financial Instruments*
Access Capital Community Investment Fund	(573,036)	—	—	(573,036)
Emerging Market Select Bond Fund	(26,937)	(1,658,786)	—	(1,685,723)
Emerging Market Corporate Bond Fund	(4,872)	(33,191)	—	(38,063)
Global High Yield Bond Fund	(6,831)	(62,195)	—	(69,026)
Global Convertible Bond Fund	—	(40,213)	—	(40,213)
Absolute Return Fund	(1,559,767)	(8,479,054)	—	(10,038,821)

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.
(b)	Represents securities as disclosed in the Consumer Discretionary ($10,505), Financials ($135,480), Health Care ($110,880), Information Technology ($11,000), and Preferred Stock ($982,993) sections of the Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

(c)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules of Portfolio Investments.
(d)	Level 1 investments consist of Investment Companies.
(e)	The breakdown of the Fund’s investments by state classification is disclosed in the Schedules of Portfolio Investments.

*Other financial instruments are instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, swaps and foreign currency exchange contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

During the period ended June 30, 2014, the Funds except Microcap Value Fund recognized no transfers to/from Level 1 or Level 2. For the Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $940,637 were due to the absence of an active trading market for the securities on the last business day of the period. Securities were transferred from Level 2 to Level 1 in the amount of $321,891 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Enterprise Fund
(Common Stocks-Industrials)
Balance as of 09/30/13 (value)	$585,144
Change in unrealized appreciation (depreciation) *	(576,228)

Balance as of 06/30/14 (value)	$8,916

	Microcap Value Fund
	(Common Stocks- Consumer Discretionary)	(Common Stocks- Financials)	(Common Stocks- Health Care)	(Common Stocks- Industrials)
Balance as of 09/30/13 (value)	$17,100	$—	$20,550	$—
Transfers in	—	493(a)	—	—
Transfers out	(17,100)	—	—	—
Purchase	—	—	—	163,235(b)
Change in unrealized appreciation (depreciation) *	—	(436)	(20,550)	(161,356)

Balance as of 06/30/14 (value)	$—	$57	$—	$1,879

Access Capital Community Investment Fund
(Promissory Notes)
Balance as of 09/30/13 (value)	$9,761,031
Sales (Paydowns)	(139,774)
Change in unrealized appreciation (depreciation) *	(160,785)

Balance as of 06/30/14 (value)	$9,460,472

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

(a) This security was transferred to Level 3 due to lack of a current market quotation and was valued at fair market value as determined in good faith by the Board or persons acting at their direction using unobservable inputs.

(b) This security was purchased through corporate action.

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at June 30, 2014.

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter, or for the Money Market Funds, when they are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of June 30, 2014, the Funds held no when-issued securities.

Repurchase Agreements

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (MRA) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party brokers-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at June 30, 2014 were as follows:

Counterparty	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
BNP Paribas	0.25%	5/02/14	7/28/14	$(21,003,682)	$(20,991,000)
BNP Paribas	0.30%	6/26/14	9/16/14	(12,001,195)	(11,993,000)
Deutsche Bank	0.28%	6/03/14	9/03/14	(22,779,288)	(22,763,000)
Goldman Sachs	0.26%	4/16/14	7/02/14	(17,273,709)	(17,264,108)
Goldman Sachs	0.25%	4/28/14	7/16/14	(5,157,913)	(5,155,085)
Goldman Sachs	0.26%	5/16/14	8/04/14	(10,106,836)	(10,101,000)
Goldman Sachs	0.27%	5/19/14	8/18/14	(12,728,681)	(12,720,000)
Goldman Sachs	0.27%	5/19/14	8/26/14	(12,390,193)	(12,381,000)

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Collateral with a value of $113,124,712 has been pledged in connection with reverse repurchase agreements as of June 30, 2014.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Payment-In-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Derivatives

The Access Capital Community Investment Fund and each of the five RBC BlueBay Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts

The Access Capital Community Investment Fund and the BlueBay Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Collateral pledged for open futures contracts is the cash at the brokers in the amount of $3,538,108, $168,503, $55,051, $12,716 and $2,412,080 for Access Capital Community Investment Fund, Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund and Absolute Return Fund, respectively, at June 30, 2014.

Options

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options. The Emerging Market Corporate Bond Fund and Global Convertible Bond Fund had outstanding options as of June 30, 2014.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter (“OTC”) options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Emerging Market Corporate Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2013	3	$188
Options written	109,812	32,783
Options terminated in closing purchase transactions	—	—
Options exercised	(107)	(27,266)
Options expired	(691)	(2,764)

Contracts outstanding at June 30, 2014	109,017	$2,941

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

A summary of the Global High Yield Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2013	—	$—
Options written	22	27,400
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(22)	(27,400)

Contracts outstanding at June 30, 2014	—	$—

Forward Foreign Currency Exchange Contracts

The RBC BlueBay Funds entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of forward contracts at period end are included in the Schedule of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements

The RBC BlueBay Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements.

Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedule of Portfolio Investments under the caption “Interest Rate Swaps”, “Cross Currency Swaps”, “Credit Default Swaps” and “Total Return Swaps”.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fair Values of Derivative Instruments as of June 30, 2014 are as follows*:

Fair Values of Derivative Financial Instruments as of June 30, 2014
Statement of Assets and Liabilities Location
Asset Derivatives
	Access Capital Community Investment Fund	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Credit risk:
Credit default swaps at value	$—	$—	$21,815	$33,239	$—	$5,180,778
Total return swaps at value	—	2,635,415	—	—	—	—
Equity risk:
Investments, at value (call options purchased)	—	—	—	—	43,522	—
Investments, at value (put options purchased)	—	—	—	—	17,980	—
Foreign currency exchange risk:
Investments, at value (call options purchased)	—	—	189	—	—	—
Unrealized appreciation on forword foreign currency exchange contracts	—	618,493	3,295	—	1,527	—
Interest rate risk:
Investments, at value (call options purchased)	—	—	5,047	—	—	—
Investments, at value (put options purchased)	—	—	2,391	—	—	—
Unrealized appreciation on futures contracts	—	—	—	—	—	50,082
Unrealized appreciation on interest rate swaps contracts	—	448,936	—	—	—	—

Total	$—	$3,702,844	$32,737	$33,239	$63,029	$5,230,860

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Liability Derivatives
	Access Capital Community Investment Fund	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Credit risk:
Credit default swaps at value	$—	$59,776	$21,706	$18,972	$—	$1,815,498
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	—	747,861	8,335	43,223	40,213	1,416,772
Unrealized depreciation on cross currency swaps	—	—	1,973	—	—	—
Written options, at value	—	—	1,177	—	—	—
Interest rate risk:
Written options, at value	—	—	2,125	—	—	—
Unrealized depreciation on futures contracts	573,036	26,937	2,747	6,831	—	1,559,767
Unrealized depreciation on interest rate swaps contracts	—	851,149	—	—	—	5,246,784

Total	$573,036	$1,685,723	$38,063	$69,026	$40,213	$10,038,821

* For open derivative instruments as of June 30, 2014, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts, interest rate contracts and financial futures contracts.

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

With exchange-traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

TBA Commitments

The Access Capital Community Investment Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Mortgage Backed Securities

Because Access Capital Community Investment Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Real Estate Investment Trusts:

The Equity Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance (i.e., AMBAC and MBIA).

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$48,564,508	$30,574,861	$(1,515,091)	$29,059,770
Enterprise Fund	84,307,822	60,939,548	(4,418,792)	56,520,756
Small Cap Core Fund	180,731,849	59,074,080	(4,061,853)	55,012,227
Microcap Value Fund	119,786,618	55,496,366	(22,588,820)	32,907,546
Mid Cap Value Fund	4,414,463	428,757	(32,239)	396,518
Access Capital Community Investment Fund	604,106,109	24,657,317	(6,537,700)	18,119,617
Emerging Market Select Bond Fund	213,212,035	4,220,363	(1,964,593)	2,255,770
Emerging Market Corporate Bond Fund	20,820,280	793,638	(287,092)	506,546
Global High Yield Bond Fund	32,013,439	1,077,083	(208,131)	868,952
Global Convertible Bond Fund	20,456,624	1,085,836	(286,775)	799,061
Absolute Return Fund	447,431,415	16,706,026	(50,179)	16,655,847

As of September 30, 2013 the following Funds had capital loss carryforwards to offset future net capital gains.

	Capital Loss Carryforward	Expires
Microcap Value Fund	$10,824,127	2018

Prime Money Market Fund	4,072,435	2017

Tax Free Money Market Fund	10,264	2019

Access Capital Community Investment Fund	27,743	2014
	2,484,167	2015
	8,197,543	2016
	11,587,282	2018
	4,011,206	2019

As of September 30, 2013, the Access Capital Community Investment Fund, Tax-Free Money Market Fund and Absolute Return Fund had a short-term capital loss carryforward of $6,486,261, $32,212 and $296,218, respectively, and the Access Capital Community Investment Fund and Absolute Return Fund had a long-term capital loss carryforward of $4,838,705 and $470,275, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year capital or ordinary losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2014.

	Deferred Qualified Late-Year Ordinary Losses	Deferred Qualified Late-Year Short-Term Capital Losses	Deferred Qualified Late-Year Long-Term Capital Losses
SMID Cap Growth Fund	$375,120	$100,527	$—
Emerging Market Select Bond Fund	—	3,866,100	14,048
Emerging Market Corporate Bond Fund	—	82,617	—
Absolute Return Fund	3,640,067	—	—

4. Commitments

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate Global High Yield Bond to furnish temporary financing to a borrower until permanent financing can be arranged. As of June 30, 2014, Global High Yield Bond Fund had no outstanding bridge loan commitments. In connection with these commitments, Global High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer (principal executive officer)

Date	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer (principal executive officer)

Date	August 27, 2014

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer (principal financial officer)

Date	August 27, 2014

*	Print the name and title of each signing officer under his or her signature.